Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 29.5%
		Basic Materials: 0.8%
1,725,000	(1)	Anglo American Capital PLC, 2.250%, 03/17/2028	$1,453,535	0.0
1,377,000	(1)	Anglo American Capital PLC, 3.625%, 09/11/2024	1,333,239	0.0
671,000	(1)	Anglo American Capital PLC, 4.875%, 05/14/2025	659,179	0.0
1,220,000	(1)	Anglo American Capital PLC, 5.625%, 04/01/2030	1,214,114	0.0
4,505,000		Celulosa Arauco y Constitucion SA, 3.875%, 11/02/2027	4,223,495	0.1
3,883,000		Dow Chemical Co., 4.375%, 11/15/2042	3,231,908	0.0
1,532,000	(2)	Dow Chemical Co/The, 6.300%, 03/15/2033	1,616,623	0.0
1,677,000		Dow Chemical Co/The, 6.900%, 05/15/2053	1,830,962	0.0
5,000,000	(1)	Equate Petrochemical BV, 2.625%, 04/28/2028	4,368,750	0.1
3,987,000		Freeport-McMoRan, Inc., 4.250%, 03/01/2030	3,626,916	0.1
3,000,000	(1),(2)	GC Treasury Center Co. Ltd., 2.980%, 03/18/2031	2,427,077	0.0
4,410,000	(1)	Ingevity Corp., 3.875%, 11/01/2028	3,799,833	0.1
2,412,000	(2)	Inversiones CMPC SA, 4.375%, 04/04/2027	2,334,704	0.0
3,682,000		Mosaic Co/The, 5.450%, 11/15/2033	3,592,661	0.1
4,325,000	(1)	Novelis Corp., 4.750%, 01/30/2030	3,844,146	0.1
1,325,000	(1)	OCP SA, 3.750%, 06/23/2031	1,114,603	0.0
4,100,000	(2)	Olin Corp., 5.000%, 02/01/2030	3,748,528	0.1
2,100,000	(1)	POSCO, 4.500%, 08/04/2027	1,975,000	0.0
755,000		Rio Tinto Finance USA Ltd., 2.750%, 11/02/2051	503,056	0.0
3,189,000		Steel Dynamics, Inc., 1.650%, 10/15/2027	2,677,523	0.0
2,139,000		Steel Dynamics, Inc., 2.400%, 06/15/2025	2,007,652	0.0
2,425,000		Suzano Austria GmbH, 3.750%, 01/15/2031	2,039,865	0.0
4,825,000		Suzano Austria GmbH, 6.000%, 01/15/2029	4,810,568	0.1
2,133,000		Teck Resources Ltd., 5.400%, 02/01/2043	1,903,661	0.0
1,424,000		Teck Resources Ltd., 6.000%, 08/15/2040	1,364,854	0.0
			61,702,452	0.8

		Communications: 2.6%
4,889,000		Amazon.com, Inc., 2.100%, 05/12/2031	4,005,033	0.1
4,500,000		Amazon.com, Inc., 2.875%, 05/12/2041	3,375,757	0.1
3,444,000	(2)	Amazon.com, Inc., 3.600%, 04/13/2032	3,161,866	0.0
1,714,000		Amazon.com, Inc., 3.950%, 04/13/2052	1,428,155	0.0
2,866,000		Amazon.com, Inc., 4.100%, 04/13/2062	2,382,459	0.0
3,304,000		Amazon.com, Inc., 4.550%, 12/01/2027	3,299,040	0.1
4,406,000		Amazon.com, Inc., 4.700%, 12/01/2032	4,375,470	0.1
5,300,000	(1),(2)	ANGI Group LLC, 3.875%, 08/15/2028	3,941,690	0.1
3,596,000		AT&T, Inc., 2.550%, 12/01/2033	2,774,099	0.0
1,750,000		AT&T, Inc., 3.500%, 06/01/2041	1,311,862	0.0
2,078,000		AT&T, Inc., 3.550%, 09/15/2055	1,395,876	0.0
6,752,000		AT&T, Inc., 3.650%, 09/15/2059	4,550,504	0.1
1,906,000		AT&T, Inc., 3.800%, 12/01/2057	1,323,850	0.0
1,528,000		AT&T, Inc., 4.500%, 05/15/2035	1,394,377	0.0
2,314,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 2.250%, 01/15/2029	1,866,733	0.0
2,815,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.850%, 04/01/2061	1,637,998	0.0
1,571,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.900%, 06/01/2052	992,137	0.0
2,406,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.800%, 03/01/2050	1,756,110	0.0
4,396,000		Comcast Corp., 2.650%, 02/01/2030	3,813,065	0.1
3,830,000		Comcast Corp., 2.887%, 11/01/2051	2,477,085	0.0
5,558,000		Comcast Corp., 3.900%, 03/01/2038	4,811,693	0.1
1,605,000		Comcast Corp., 3.999%, 11/01/2049	1,274,421	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

4,070,000		Comcast Corp., 4.000%, 03/01/2048	3,283,290	0.1
1,873,000		Comcast Corp., 5.350%, 11/15/2027	1,916,204	0.0
2,983,000		Comcast Corp., 5.500%, 11/15/2032	3,120,061	0.0
1,750,000	(1)	CommScope Technologies LLC, 5.000%, 03/15/2027	1,191,368	0.0
1,366,000		Corning, Inc., 5.450%, 11/15/2079	1,186,618	0.0
5,200,000	(1)	CSC Holdings LLC, 5.750%, 01/15/2030	2,944,214	0.0
3,935,000		Discovery Communications LLC, 4.000%, 09/15/2055	2,378,253	0.0
4,655,000		DISH DBS Corp., 5.125%, 06/01/2029	3,011,715	0.0
4,420,000	(1)	GCI LLC, 4.750%, 10/15/2028	3,720,382	0.1
4,245,000	(1),(2)	Gray Television, Inc., 7.000%, 05/15/2027	3,771,237	0.1
2,528,000		Meta Platforms, Inc., 3.500%, 08/15/2027	2,360,367	0.0
6,688,000		Meta Platforms, Inc., 3.850%, 08/15/2032	5,904,208	0.1
4,306,000		Meta Platforms, Inc., 4.450%, 08/15/2052	3,444,119	0.1
7,278,000		Meta Platforms, Inc., 4.650%, 08/15/2062	5,878,045	0.1
2,000,000	(1),(2)	Millicom International Cellular SA, 4.500%, 04/27/2031	1,685,786	0.0
2,160,000	(1)	NBN Co. Ltd., 1.450%, 05/05/2026	1,908,278	0.0
3,800,000	(1),(2)	NBN Co. Ltd., 1.625%, 01/08/2027	3,285,237	0.1
2,233,000		Paramount Global, 4.375%, 03/15/2043	1,545,176	0.0
4,558,000		Paramount Global, 4.950%, 05/19/2050	3,333,271	0.1
608,000		Paramount Global, 5.250%, 04/01/2044	469,428	0.0
1,814,000		Paramount Global, 5.850%, 09/01/2043	1,513,255	0.0
1,441,000	(1)	Rogers Communications, Inc., 3.800%, 03/15/2032	1,247,422	0.0
1,637,000	(1)	Rogers Communications, Inc., 4.550%, 03/15/2052	1,276,726	0.0
4,395,000	(1)	Sinclair Television Group, Inc., 5.125%, 02/15/2027	3,591,559	0.1
4,305,000	(1)	Sirius XM Radio, Inc., 5.500%, 07/01/2029	3,939,226	0.1
4,365,000		Telecom Italia Capital SA, 7.721%, 06/04/2038	3,630,196	0.1
5,387,000		Time Warner Cable LLC, 5.500%, 09/01/2041	4,490,746	0.1
2,829,000		Time Warner Cable LLC, 5.875%, 11/15/2040	2,475,454	0.0
2,569,000		T-Mobile USA, Inc., 2.050%, 02/15/2028	2,210,708	0.0
889,000		T-Mobile USA, Inc., 2.250%, 02/15/2026	810,333	0.0
1,948,000		T-Mobile USA, Inc., 2.625%, 02/15/2029	1,651,672	0.0
2,805,000		T-Mobile USA, Inc., 3.500%, 04/15/2031	2,428,357	0.0
3,195,000		T-Mobile USA, Inc., 3.750%, 04/15/2027	3,014,230	0.0
5,747,000		T-Mobile USA, Inc., 3.875%, 04/15/2030	5,219,199	0.1
1,048,000		T-Mobile USA, Inc., 4.375%, 04/15/2040	898,671	0.0
899,000		T-Mobile USA, Inc., 4.500%, 04/15/2050	743,550	0.0
7,607,000		Verizon Communications, Inc., 2.355%, 03/15/2032	6,050,210	0.1
1,227,000		Verizon Communications, Inc., 2.987%, 10/30/2056	754,025	0.0
2,312,000		Verizon Communications, Inc., 3.400%, 03/22/2041	1,747,544	0.0
4,474,000		Verizon Communications, Inc., 3.700%, 03/22/2061	3,142,706	0.0
3,610,000		Verizon Communications, Inc., 3.850%, 11/01/2042	2,877,086	0.0
895,000		Verizon Communications, Inc., 4.400%, 11/01/2034	824,926	0.0
1,938,000		Verizon Communications, Inc., 4.500%, 08/10/2033	1,819,615	0.0
600,000		Verizon Communications, Inc., 4.750%, 11/01/2041	549,778	0.0
6,432,000		Verizon Communications, Inc., 4.812%, 03/15/2039	5,918,515	0.1
4,085,000	(1)	ViaSat, Inc., 5.625%, 04/15/2027	3,717,759	0.1
3,725,000	(1)	Vmed O2 UK Financing I PLC, 4.750%, 07/15/2031	3,033,286	0.0
4,218,000		Vodafone Group PLC, 4.375%, 02/19/2043	3,394,171	0.1
1,589,000		Vodafone Group PLC, 5.125%, 06/19/2059	1,367,032	0.0
4,860,000	(1)	Zayo Group Holdings, Inc., 4.000%, 03/01/2027	3,599,899	0.1
			191,624,393	2.6

		Consumer, Cyclical: 2.1%
271,518	(1)	Alaska Airlines 2020-1 Class A Pass Through Trust, 4.800%, 02/15/2029	258,906	0.0
4,545,000	(1)	Allison Transmission, Inc., 3.750%, 01/30/2031	3,743,944	0.1
6,212,271		American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 03/22/2029	5,060,446	0.1
464,395		American Airlines 2015-2 Class AA Pass Through Trust, 3.600%, 03/22/2029	417,461	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

3,149,616		American Airlines 2016-1 Class A Pass Through Trust, 4.100%, 07/15/2029	2,570,903	0.0
2,483,897		American Airlines 2016-1 Class AA Pass Through Trust, 3.575%, 07/15/2029	2,222,237	0.0
813,035		American Airlines 2016-2 Class A Pass Through Trust, 3.650%, 12/15/2029	636,173	0.0
4,241,453		American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/2029	3,687,694	0.1
2,351,791	(2)	American Airlines 2016-3 Class A Pass Through Trust, 3.250%, 04/15/2030	1,831,033	0.0
1,138,457		American Airlines 2017-2 Class AA Pass Through Trust, 3.350%, 04/15/2031	985,545	0.0
4,430,000		Asbury Automotive Group, Inc., 4.750%, 03/01/2030	3,710,996	0.1
4,405,000		Bath & Body Works, Inc., 6.750%, 07/01/2036	3,879,483	0.1
5,925,000	(1)	CK Hutchison International 21 Ltd., 2.500%, 04/15/2031	4,893,488	0.1
4,955,000	(2)	Dana, Inc., 5.625%, 06/15/2028	4,516,314	0.1
1,235,532		Delta Air Lines 2015-1 Class AA Pass Through Trust, 3.625%, 01/30/2029	1,130,208	0.0
3,970,373		Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/2029	3,377,176	0.0
1,300,884	(1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	1,224,795	0.0
3,720,000		Ford Motor Credit Co. LLC, 5.113%, 05/03/2029	3,377,016	0.0
5,660,000	(1),(2)	Gap, Inc./The, 3.875%, 10/01/2031	3,956,821	0.1
2,333,000		General Motors Co., 6.125%, 10/01/2025	2,376,728	0.0
5,150,000		General Motors Financial Co., Inc., 2.350%, 02/26/2027	4,504,801	0.1
1,732,000		General Motors Financial Co., Inc., 4.350%, 01/17/2027	1,648,226	0.0
5,401,000		General Motors Financial Co., Inc., 5.000%, 04/09/2027	5,240,042	0.1
4,340,000	(1)	H&E Equipment Services, Inc., 3.875%, 12/15/2028	3,704,385	0.1
10,905,000	(1)	Harley-Davidson Financial Services, Inc., 3.050%, 02/14/2027	9,727,051	0.1
1,948,000		Hasbro, Inc., 3.000%, 11/19/2024	1,872,977	0.0
1,802,000		Hasbro, Inc., 3.550%, 11/19/2026	1,692,295	0.0
3,516,000		Home Depot, Inc./The, 4.500%, 09/15/2032	3,444,164	0.0
4,729,000	(2)	Home Depot, Inc./The, 4.950%, 09/15/2052	4,567,987	0.1
2,194,000	(2)	Honda Motor Co. Ltd., 2.967%, 03/10/2032	1,885,677	0.0
2,125,000	(1)	InRetail Consumer, 3.250%, 03/22/2028	1,830,218	0.0
2,901,000		Lowe's Cos, Inc., 4.250%, 04/01/2052	2,314,413	0.0
1,692,000		Lowe's Cos, Inc., 4.450%, 04/01/2062	1,324,154	0.0
2,728,776	(1)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	2,718,957	0.0
4,690,000	(1)	Sonic Automotive, Inc., 4.875%, 11/15/2031	3,693,444	0.1
1,765,000	(2)	Target Corp., 2.950%, 01/15/2052	1,219,124	0.0
3,812,000		Target Corp., 4.500%, 09/15/2032	3,711,698	0.1
4,610,000	(1)	Tempur Sealy International, Inc., 4.000%, 04/15/2029	3,879,799	0.1
1,503,000		Toyota Motor Credit Corp., 1.900%, 01/13/2027	1,343,336	0.0
1,828,000	(2)	Toyota Motor Credit Corp., 4.450%, 06/29/2029	1,793,891	0.0
5,032,000		Toyota Motor Credit Corp., 4.550%, 09/20/2027	4,971,352	0.1
1,210,196		United Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	1,172,837	0.0
1,508,683		United Airlines 2014-1 Class A Pass Through Trust, 4.000%, 10/11/2027	1,403,913	0.0
1,338,956		United Airlines 2016-2 Class A Pass Through Trust, 3.100%, 04/07/2030	1,084,503	0.0
7,078,076		United Airlines 2016-2 Class AA Pass Through Trust, 2.875%, 04/07/2030	6,034,181	0.1
1,748,099		United Airlines 2019-2 Class A Pass Through Trust, 2.900%, 11/01/2029	1,406,657	0.0
3,655,523		United Airlines 2020-1 Class A Pass Through Trust, 5.875%, 04/15/2029	3,609,204	0.0
5,147,014		US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	4,983,146	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

529,833		US Airways 2012-2 Class A Pass Through Trust, 4.625%, 12/03/2026	483,380	0.0
2,516,000		Walmart, Inc., 4.500%, 09/09/2052	2,409,173	0.0
9,092,000	(1)	Warnermedia Holdings, Inc., 3.755%, 03/15/2027	8,200,556	0.1
1,452,000	(1)	Warnermedia Holdings, Inc., 5.050%, 03/15/2042	1,116,043	0.0
1,384,000	(1)	Warnermedia Holdings, Inc., 5.141%, 03/15/2052	1,011,465	0.0
4,945,000	(1)	Wolverine World Wide, Inc., 4.000%, 08/15/2029	3,753,403	0.1
			157,613,819	2.1

		Consumer, Non-cyclical: 4.8%
3,670,000		AbbVie, Inc., 2.600%, 11/21/2024	3,513,582	0.1
1,609,000		AbbVie, Inc., 4.050%, 11/21/2039	1,383,944	0.0
7,016,000		AbbVie, Inc., 4.300%, 05/14/2036	6,343,711	0.1
4,325,000		AbbVie, Inc., 4.400%, 11/06/2042	3,771,342	0.1
5,481,000		AbbVie, Inc., 4.500%, 05/14/2035	5,096,718	0.1
1,059,000		AbbVie, Inc., 4.550%, 03/15/2035	994,038	0.0
2,298,000		AbbVie, Inc., 4.625%, 10/01/2042	2,051,658	0.0
4,305,000	(1)	ADT Security Corp./The, 4.125%, 08/01/2029	3,667,025	0.1
6,638,000		Aetna, Inc., 4.500%, 05/15/2042	5,758,821	0.1
2,339,000		Aetna, Inc., 6.625%, 06/15/2036	2,495,544	0.0
4,460,000	(1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	3,751,707	0.1
1,541,000	(1)	Alcon Finance Corp., 5.375%, 12/06/2032	1,553,669	0.0
1,497,000	(1)	Alcon Finance Corp., 5.750%, 12/06/2052	1,508,581	0.0
3,933,000		Altria Group, Inc., 2.450%, 02/04/2032	2,976,706	0.0
3,100,000		Altria Group, Inc., 3.700%, 02/04/2051	1,953,217	0.0
533,000		Altria Group, Inc., 4.800%, 02/14/2029	512,541	0.0
1,325,000		Altria Group, Inc., 5.800%, 02/14/2039	1,226,906	0.0
827,000		Altria Group, Inc., 5.950%, 02/14/2049	739,218	0.0
7,238,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	6,863,214	0.1
10,000,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	9,141,157	0.1
4,324,000		Anheuser-Busch InBev Worldwide, Inc., 5.450%, 01/23/2039	4,333,678	0.1
11,102,000		BAT Capital Corp., 2.259%, 03/25/2028	9,232,209	0.1
1,647,000		BAT Capital Corp., 2.726%, 03/25/2031	1,288,818	0.0
1,005,000		BAT Capital Corp., 3.557%, 08/15/2027	919,726	0.0
2,393,000		BAT Capital Corp., 3.734%, 09/25/2040	1,632,769	0.0
3,359,000		BAT Capital Corp., 4.390%, 08/15/2037	2,622,580	0.0
5,731,000		BAT International Finance PLC, 4.448%, 03/16/2028	5,317,898	0.1
4,955,000		Baxter International, Inc., 2.272%, 12/01/2028	4,235,066	0.1
7,578,000		Bristol-Myers Squibb Co., 3.700%, 03/15/2052	5,934,342	0.1
3,421,000		Bristol-Myers Squibb Co., 4.125%, 06/15/2039	3,058,554	0.1
2,183,000	(1)	Cargill, Inc., 2.125%, 04/23/2030	1,802,367	0.0
4,432,000	(1)	Cargill, Inc., 2.125%, 11/10/2031	3,510,154	0.1
1,788,000	(1)	Cargill, Inc., 3.125%, 05/25/2051	1,240,212	0.0
1,818,000	(1)	Cargill, Inc., 4.375%, 04/22/2052	1,586,059	0.0
1,175,000	(1)	Cargill, Inc., 5.125%, 10/11/2032	1,180,813	0.0
6,017,000		Centene Corp., 3.000%, 10/15/2030	4,945,999	0.1
3,190,000		Centene Corp., 4.625%, 12/15/2029	2,922,330	0.0
4,245,000	(2)	Central Garden & Pet Co., 4.125%, 10/15/2030	3,493,671	0.1
3,471,000		Cigna Corp., 3.250%, 04/15/2025	3,345,536	0.1
2,781,000		Cigna Corp., 3.400%, 03/15/2050	1,983,874	0.0
7,297,000		Cigna Corp., 4.800%, 08/15/2038	6,802,125	0.1
1,615,000		Cigna Corp., 4.900%, 12/15/2048	1,463,648	0.0
4,486,000	(1)	CSL Finance PLC, 4.250%, 04/27/2032	4,236,945	0.1
2,005,000	(1)	CSL Finance PLC, 4.625%, 04/27/2042	1,796,461	0.0
3,345,000	(1)	CSL Finance PLC, 4.750%, 04/27/2052	3,040,367	0.0
1,398,000	(1)	CSL Finance PLC, 4.950%, 04/27/2062	1,244,807	0.0
4,475,000		CVS Health Corp., 2.700%, 08/21/2040	3,108,370	0.1
2,465,000		CVS Health Corp., 3.875%, 07/20/2025	2,407,813	0.0
3,492,000		CVS Health Corp., 4.125%, 04/01/2040	2,919,660	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

2,326,000		CVS Health Corp., 4.780%, 03/25/2038	2,128,111	0.0
1,752,000		CVS Health Corp., 5.050%, 03/25/2048	1,581,417	0.0
786,000		CVS Health Corp., 5.125%, 07/20/2045	720,206	0.0
7,379,000	(1)	Danone SA, 2.947%, 11/02/2026	6,868,100	0.1
4,395,000	(1)	DaVita, Inc., 4.625%, 06/01/2030	3,544,751	0.1
3,720,000	(1)	Fresenius Medical Care US Finance III, Inc., 1.875%, 12/01/2026	3,159,337	0.1
4,928,000		Global Payments, Inc., 1.200%, 03/01/2026	4,300,950	0.1
7,602,000		Global Payments, Inc., 2.650%, 02/15/2025	7,158,307	0.1
1,760,000		Global Payments, Inc., 5.950%, 08/15/2052	1,600,057	0.0
1,917,000		GSK Consumer Healthcare Capital US LLC, 3.375%, 03/24/2029	1,727,787	0.0
1,282,000		HCA, Inc., 2.375%, 07/15/2031	1,001,047	0.0
2,570,000	(1)	HCA, Inc., 3.125%, 03/15/2027	2,340,344	0.0
1,245,000		HCA, Inc., 3.500%, 09/01/2030	1,076,708	0.0
8,542,000		HCA, Inc., 4.125%, 06/15/2029	7,815,940	0.1
3,544,000	(1)	HCA, Inc., 4.375%, 03/15/2042	2,837,332	0.0
3,076,000		HCA, Inc., 4.500%, 02/15/2027	2,969,155	0.0
1,449,000		HCA, Inc., 5.250%, 04/15/2025	1,441,835	0.0
2,509,000	(1)	Health Care Service Corp. A Mutual Legal Reserve Co., 1.500%, 06/01/2025	2,307,380	0.0
3,305,000		Humana, Inc., 1.350%, 02/03/2027	2,862,124	0.0
626,000		Humana, Inc., 3.125%, 08/15/2029	550,055	0.0
4,873,000		Humana, Inc., 4.500%, 04/01/2025	4,818,174	0.1
1,435,000		Humana, Inc., 5.750%, 03/01/2028	1,467,856	0.0
3,259,000		Johnson & Johnson, 3.625%, 03/03/2037	2,908,335	0.0
4,490,000		Kraft Heinz Foods Co., 4.625%, 10/01/2039	3,957,139	0.1
3,255,000		Kraft Heinz Foods Co., 6.875%, 01/26/2039	3,545,910	0.1
4,455,000	(1)	Lamb Weston Holdings, Inc., 4.375%, 01/31/2032	3,898,771	0.1
2,495,000	(1)	Mars, Inc., 3.875%, 04/01/2039	2,127,700	0.0
4,875,000	(1)	Medline Borrower L.P., 3.875%, 04/01/2029	3,937,757	0.1
1,858,000		Merck & Co., Inc., 2.750%, 12/10/2051	1,250,490	0.0
3,084,000		Mylan, Inc., 5.200%, 04/15/2048	2,308,280	0.0
2,889,000	(1)	Nestle Holdings, Inc., 3.900%, 09/24/2038	2,581,668	0.0
3,573,000	(1)	Nestle Holdings, Inc., 4.125%, 10/01/2027	3,495,104	0.1
2,612,000	(1)	Nestle Holdings, Inc., 4.700%, 01/15/2053	2,472,591	0.0
4,220,000	(1)	Organon & Co. / Organon Foreign Debt Co-Issuer BV, 4.125%, 04/30/2028	3,743,773	0.1
2,487,000		PayPal Holdings, Inc., 2.300%, 06/01/2030	2,048,721	0.0
4,761,000	(2)	PayPal Holdings, Inc., 4.400%, 06/01/2032	4,495,283	0.1
9,721,000		PayPal Holdings, Inc., 5.250%, 06/01/2062	8,887,775	0.1
4,410,000	(1)	Post Holdings, Inc., 5.500%, 12/15/2029	3,999,870	0.1
4,845,000	(1)	Prestige Brands, Inc., 3.750%, 04/01/2031	4,001,704	0.1
4,380,000	(1)	Primo Water Holdings, Inc., 4.375%, 04/30/2029	3,787,699	0.1
2,585,000		Reynolds American, Inc., 5.700%, 08/15/2035	2,341,838	0.0
3,028,000		Reynolds American, Inc., 5.850%, 08/15/2045	2,591,750	0.0
818,000		Reynolds American, Inc., 6.150%, 09/15/2043	732,980	0.0
2,515,000	(1)	Roche Holdings, Inc., 2.607%, 12/13/2051	1,640,757	0.0
1,626,000		Royalty Pharma PLC, 1.200%, 09/02/2025	1,456,730	0.0
2,055,000		Royalty Pharma PLC, 1.750%, 09/02/2027	1,742,509	0.0
2,010,000		Royalty Pharma PLC, 2.200%, 09/02/2030	1,575,411	0.0
1,749,000		S&P Global, Inc., 1.250%, 08/15/2030	1,349,106	0.0
5,049,000	(1)	S&P Global, Inc., 2.700%, 03/01/2029	4,454,537	0.1
6,563,000	(1)	S&P Global, Inc., 2.900%, 03/01/2032	5,616,223	0.1
5,273,000	(1),(2)	S&P Global, Inc., 3.700%, 03/01/2052	4,096,260	0.1
4,625,000	(1)	Tenet Healthcare Corp., 4.250%, 06/01/2029	4,015,171	0.1
1,608,000		Thermo Fisher Scientific, Inc., 4.800%, 11/21/2027	1,616,079	0.0
2,461,000	(1),(2)	Triton Container International Ltd., 2.050%, 04/15/2026	2,139,947	0.0
1,814,000	(1)	Triton Container International Ltd., 3.150%, 06/15/2031	1,413,850	0.0
1,470,000		UnitedHealth Group, Inc., 2.750%, 05/15/2040	1,072,207	0.0
748,000		UnitedHealth Group, Inc., 3.050%, 05/15/2041	565,149	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

2,117,000		UnitedHealth Group, Inc., 3.500%, 08/15/2039	1,738,842	0.0
1,590,000		UnitedHealth Group, Inc., 3.750%, 10/15/2047	1,272,144	0.0
1,320,000		UnitedHealth Group, Inc., 4.750%, 05/15/2052	1,226,100	0.0
5,057,000		UnitedHealth Group, Inc., 5.300%, 02/15/2030	5,223,539	0.1
3,655,000		UnitedHealth Group, Inc., 5.350%, 02/15/2033	3,782,868	0.1
2,803,000		UnitedHealth Group, Inc., 5.875%, 02/15/2053	3,045,018	0.1
2,655,000		UnitedHealth Group, Inc., 6.050%, 02/15/2063	2,900,142	0.0
2,030,000		Utah Acquisition Sub, Inc., 5.250%, 06/15/2046	1,542,523	0.0
3,434,000		Viatris, Inc., 2.700%, 06/22/2030	2,692,110	0.0
10,763,000		Viatris, Inc., 3.850%, 06/22/2040	7,250,632	0.1
956,000		Viatris, Inc., 4.000%, 06/22/2050	592,329	0.0
			354,322,444	4.8

		Energy: 3.0%
3,275,000	(1)	Antero Resources Corp., 5.375%, 03/01/2030	3,040,706	0.0
9,210,000		Apache Corp., 5.100%, 09/01/2040	7,653,211	0.1
1,924,000		Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., 2.061%, 12/15/2026	1,727,103	0.0
2,305,000		BP Capital Markets America, Inc., 1.749%, 08/10/2030	1,842,846	0.0
3,175,000	(3)	BP Capital Markets PLC, 4.875%, 12/31/2199	2,788,047	0.0
1,220,000		Canadian Natural Resources Ltd., 6.750%, 02/01/2039	1,267,118	0.0
2,032,000		Cenovus Energy, Inc., 5.400%, 06/15/2047	1,827,270	0.0
5,032,000		Coterra Energy, Inc., 3.900%, 05/15/2027	4,706,205	0.1
7,975,000	(1)	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.625%, 05/01/2027	7,430,467	0.1
1,811,000		Diamondback Energy, Inc., 3.500%, 12/01/2029	1,592,795	0.0
6,342,000		Diamondback Energy, Inc., 6.250%, 03/15/2033	6,456,711	0.1
3,702,000		Diamondback Energy, Inc., 6.250%, 03/15/2053	3,597,310	0.1
8,250,000		Ecopetrol SA, 6.875%, 04/29/2030	7,500,220	0.1
3,450,000	(1)	EIG Pearl Holdings Sarl, 3.545%, 08/31/2036	2,903,630	0.0
7,100,000		Empresa Nacional del Petroleo, 3.750%, 08/05/2026	6,672,725	0.1
400,000	(1)	Empresa Nacional del Petroleo, 3.750%, 08/05/2026	375,928	0.0
5,373,000	(3)	Enbridge, Inc., 5.750%, 07/15/2080	4,871,795	0.1
3,241,000	(2),(3)	Enbridge, Inc., 7.375%, 01/15/2083	3,158,201	0.1
3,241,000	(3)	Enbridge, Inc., 7.625%, 01/15/2083	3,213,811	0.1
325,000		Energy Transfer L.P., 4.250%, 04/01/2024	319,309	0.0
444,000		Energy Transfer L.P., 4.900%, 03/15/2035	396,973	0.0
4,946,000		Energy Transfer L.P., 5.300%, 04/01/2044	4,196,517	0.1
4,676,000		Energy Transfer L.P., 5.300%, 04/15/2047	3,913,324	0.1
1,003,000		Energy Transfer L.P., 5.350%, 05/15/2045	854,889	0.0
8,863,000		Energy Transfer L.P., 5.750%, 02/15/2033	8,688,266	0.1
2,704,000		Energy Transfer L.P., 5.800%, 06/15/2038	2,485,725	0.0
1,263,000		Energy Transfer L.P. / Regency Energy Finance Corp., 4.500%, 11/01/2023	1,254,181	0.0
1,122,000		Enterprise Products Operating LLC, 3.950%, 01/31/2060	815,338	0.0
2,292,000	(3)	Enterprise Products Operating LLC, 7.630%, 08/16/2077	2,077,532	0.0
2,642,000		Equinor ASA, 3.125%, 04/06/2030	2,378,384	0.0
762,845	(1)	Galaxy Pipeline Assets Bidco Ltd., 2.160%, 03/31/2034	650,959	0.0
966,530	(1)	Galaxy Pipeline Assets Bidco Ltd., 2.940%, 09/30/2040	780,529	0.0
4,045,000	(1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 02/01/2031	3,504,219	0.1
1,295,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/2024	1,273,805	0.0
2,332,000		Kinder Morgan, Inc., 5.550%, 06/01/2045	2,137,258	0.0
1,945,000		Marathon Petroleum Corp., 4.750%, 09/15/2044	1,632,630	0.0
899,000		Marathon Petroleum Corp., 5.000%, 09/15/2054	754,851	0.0
3,850,000		Marathon Petroleum Corp., 5.125%, 12/15/2026	3,831,736	0.1
2,897,000		MPLX L.P., 1.750%, 03/01/2026	2,585,534	0.0
817,000		MPLX L.P., 2.650%, 08/15/2030	663,939	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

5,080,000		MPLX L.P., 4.000%, 03/15/2028	4,734,037	0.1
683,000		MPLX L.P., 4.700%, 04/15/2048	541,978	0.0
866,000		MPLX L.P., 5.200%, 03/01/2047	738,925	0.0
1,666,000		MPLX L.P., 5.200%, 12/01/2047	1,424,846	0.0
2,014,000		MPLX L.P., 5.500%, 02/15/2049	1,779,692	0.0
1,847,000	(1)	Northern Natural Gas Co., 3.400%, 10/16/2051	1,253,728	0.0
1,067,000		ONEOK Partners L.P., 6.125%, 02/01/2041	1,011,003	0.0
2,785,000		ONEOK Partners L.P., 6.200%, 09/15/2043	2,656,609	0.0
907,000		ONEOK, Inc., 3.100%, 03/15/2030	762,058	0.0
1,900,000		ONEOK, Inc., 5.850%, 01/15/2026	1,924,924	0.0
274,000		ONEOK, Inc., 6.100%, 11/15/2032	274,827	0.0
5,000,000	(1)	Pertamina Persero PT, 2.300%, 02/09/2031	4,053,234	0.1
750,000		Pertamina Persero PT, 5.625%, 05/20/2043	690,889	0.0
4,000,000	(1)	Petroleos del Peru SA, 4.750%, 06/19/2032	3,098,800	0.0
2,280,000		Petroleos del Peru SA, 4.750%, 06/19/2032	1,766,316	0.0
10,350,000	(2)	Petroleos Mexicanos, 5.950%, 01/28/2031	7,857,027	0.1
6,103,000	(2)	Petroleos Mexicanos, 6.700%, 02/16/2032	4,804,294	0.1
1,425,000		Phillips 66, 0.900%, 02/15/2024	1,362,515	0.0
2,988,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.550%, 12/15/2029	2,597,264	0.0
2,556,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.800%, 09/15/2030	2,227,381	0.0
3,468,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	3,397,163	0.1
4,825,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.900%, 02/15/2045	3,756,713	0.1
2,025,000	(1)	QatarEnergy Trading LLC, 3.300%, 07/12/2051	1,500,120	0.0
5,250,000	(1)	Reliance Industries Ltd., 2.875%, 01/12/2032	4,261,249	0.1
5,250,000	(1)	Reliance Industries Ltd., 3.625%, 01/12/2052	3,455,063	0.1
1,971,000		Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	1,856,231	0.0
4,352,000		Sabine Pass Liquefaction LLC, 5.000%, 03/15/2027	4,273,896	0.1
2,136,000	(1)	Santos Finance Ltd., 3.649%, 04/29/2031	1,699,824	0.0
3,835,000		Shell International Finance BV, 4.125%, 05/11/2035	3,569,677	0.1
985,000		Targa Resources Corp., 6.250%, 07/01/2052	934,646	0.0
5,206,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.875%, 02/01/2031	4,707,786	0.1
4,282,000		TotalEnergies Capital International SA, 2.986%, 06/29/2041	3,207,384	0.1
9,065,000		Western Midstream Operating L.P., 5.300%, 03/01/2048	7,469,577	0.1
10,875,000		Williams Cos, Inc./The, 4.000%, 09/15/2025	10,581,680	0.2
2,726,000		Williams Cos, Inc./The, 5.400%, 03/04/2044	2,484,079	0.0
			220,537,432	3.0

		Financial: 8.4%
4,863,000	(1),(3)	ABN AMRO Bank NV, 3.324%, 03/13/2037	3,526,601	0.1
600,000	(3)	ABN AMRO Bank NV, 4.400%, 03/27/2028	589,326	0.0
335,000		Alleghany Corp., 3.250%, 08/15/2051	237,314	0.0
3,690,000		Alleghany Corp., 3.625%, 05/15/2030	3,431,307	0.1
123,000		Alleghany Corp., 4.900%, 09/15/2044	113,344	0.0
4,208,000	(3)	American Express Co., 4.420%, 08/03/2033	3,987,676	0.1
1,746,000		American Homes 4 Rent L.P., 2.375%, 07/15/2031	1,351,291	0.0
2,312,000		American Homes 4 Rent L.P., 3.625%, 04/15/2032	1,950,953	0.0
1,551,000		American Homes 4 Rent L.P., 4.300%, 04/15/2052	1,143,603	0.0
678,000		American International Group, Inc., 3.900%, 04/01/2026	657,574	0.0
2,537,000		American Tower Corp., 3.650%, 03/15/2027	2,373,287	0.0
2,634,000	(1)	Antares Holdings L.P., 2.750%, 01/15/2027	2,113,319	0.0
2,045,000	(1),(3)	ASB Bank Ltd., 5.284%, 06/17/2032	1,933,804	0.0
4,433,000		Assurant, Inc., 3.700%, 02/22/2030	3,763,870	0.1
2,188,000		Athene Holding Ltd., 6.650%, 02/01/2033	2,170,210	0.0
2,293,000		AvalonBay Communities, Inc., 5.000%, 02/15/2033	2,263,520	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

2,378,000	(1)	Aviation Capital Group LLC, 1.950%, 09/20/2026	2,017,471	0.0
1,262,000	(1)	Aviation Capital Group LLC, 3.500%, 11/01/2027	1,104,264	0.0
1,137,000	(1),(2)	Aviation Capital Group LLC, 3.875%, 05/01/2023	1,127,902	0.0
4,559,000	(1)	Aviation Capital Group LLC, 5.500%, 12/15/2024	4,481,795	0.1
3,170,000	(1)	Avolon Holdings Funding Ltd., 2.528%, 11/18/2027	2,538,435	0.0
2,062,000	(1)	Avolon Holdings Funding Ltd., 2.750%, 02/21/2028	1,658,424	0.0
4,103,000	(1)	Avolon Holdings Funding Ltd., 4.250%, 04/15/2026	3,724,204	0.1
2,200,000	(3)	Banco Bilbao Vizcaya Argentaria SA, 6.138%, 09/14/2028	2,206,429	0.0
3,750,000	(1)	Banco Nacional de Panama, 2.500%, 08/11/2030	3,012,281	0.0
2,000,000		Banco Nacional de Panama, 2.500%, 08/11/2030	1,606,550	0.0
4,200,000		Banco Santander SA, 2.746%, 05/28/2025	3,934,473	0.1
3,200,000	(3)	Banco Santander SA, 3.225%, 11/22/2032	2,423,756	0.0
3,707,000	(1),(3)	Bangkok Bank PCL/Hong Kong, 5.000%, 12/31/2199	3,520,044	0.1
3,975,000		Bank Hapoalim, 3.255%, 01/21/2032	3,420,408	0.1
7,058,000	(3)	Bank of America Corp., 1.197%, 10/24/2026	6,281,827	0.1
8,000,000	(3)	Bank of America Corp., 1.530%, 12/06/2025	7,384,103	0.1
7,399,000	(3)	Bank of America Corp., 1.734%, 07/22/2027	6,491,483	0.1
1,968,000	(3)	Bank of America Corp., 1.843%, 02/04/2025	1,887,688	0.0
1,495,000	(3)	Bank of America Corp., 2.015%, 02/13/2026	1,388,874	0.0
4,896,000	(3)	Bank of America Corp., 2.087%, 06/14/2029	4,128,582	0.1
4,388,000	(3)	Bank of America Corp., 2.572%, 10/20/2032	3,447,572	0.1
3,179,000	(3)	Bank of America Corp., 2.676%, 06/19/2041	2,149,961	0.0
5,100,000	(3)	Bank of America Corp., 2.687%, 04/22/2032	4,094,203	0.1
4,396,000	(3)	Bank of America Corp., 2.884%, 10/22/2030	3,686,786	0.1
3,188,000	(3)	Bank of America Corp., 3.194%, 07/23/2030	2,748,530	0.0
980,000	(3)	Bank of America Corp., 3.550%, 03/05/2024	976,379	0.0
1,815,000	(3)	Bank of America Corp., 3.593%, 07/21/2028	1,673,736	0.0
3,341,000	(3)	Bank of America Corp., 3.846%, 03/08/2037	2,775,136	0.0
1,718,000	(3)	Bank of America Corp., 3.970%, 03/05/2029	1,588,272	0.0
998,000	(3)	Bank of America Corp., 4.083%, 03/20/2051	785,839	0.0
8,454,000	(3)	Bank of America Corp., 4.271%, 07/23/2029	7,899,315	0.1
4,753,000	(3)	Bank of America Corp., 4.571%, 04/27/2033	4,361,017	0.1
10,574,000	(3)	Bank of America Corp., 5.015%, 07/22/2033	10,070,095	0.1
2,410,000	(3)	Bank of America Corp., 6.204%, 11/10/2028	2,492,587	0.0
3,848,000	(3)	Bank of Montreal, 3.803%, 12/15/2032	3,394,447	0.1
5,144,000	(3)	Bank of New York Mellon Corp./The, 5.834%, 10/25/2033	5,348,863	0.1
11,239,000	(3)	Bank of Nova Scotia/The, 4.588%, 05/04/2037	9,620,095	0.1
2,362,000	(1)	Blackstone Holdings Finance Co. LLC, 1.625%, 08/05/2028	1,926,855	0.0
1,994,000	(1)	Blackstone Holdings Finance Co. LLC, 2.000%, 01/30/2032	1,469,693	0.0
4,506,000	(1)	Blackstone Holdings Finance Co. LLC, 2.850%, 08/05/2051	2,634,776	0.0
3,127,000	(1)	Blackstone Holdings Finance Co. LLC, 3.200%, 01/30/2052	2,008,199	0.0
5,514,000	(1),(2)	Blackstone Holdings Finance Co. LLC, 6.200%, 04/22/2033	5,575,383	0.1
2,233,000		Blackstone Private Credit Fund, 4.000%, 01/15/2029	1,846,244	0.0
2,094,000	(1)	BPCE SA, 5.150%, 07/21/2024	2,051,090	0.0
7,020,000	(1)	BPCE SA, 5.700%, 10/22/2023	6,969,336	0.1
3,280,000	(3)	Capital One Financial Corp., 1.878%, 11/02/2027	2,860,832	0.0
2,551,000	(3)	Capital One Financial Corp., 3.273%, 03/01/2030	2,185,961	0.0
2,064,000		CBRE Services, Inc., 2.500%, 04/01/2031	1,631,769	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

7,234,000		Chubb INA Holdings, Inc., 1.375%, 09/15/2030	5,632,035	0.1
1,971,000		CI Financial Corp., 4.100%, 06/15/2051	1,167,968	0.0
2,459,000	(3)	Citigroup, Inc., 1.462%, 06/09/2027	2,135,862	0.0
1,520,000	(1)	Commonwealth Bank of Australia, 3.743%, 09/12/2039	1,116,086	0.0
7,178,000	(1)	Corebridge Financial, Inc., 3.850%, 04/05/2029	6,552,617	0.1
4,480,000	(1)	Corebridge Financial, Inc., 3.900%, 04/05/2032	3,924,999	0.1
10,013,000	(1),(3)	Corebridge Financial, Inc., 6.875%, 12/15/2052	9,298,978	0.1
2,700,000	(1)	Corp Financiera de Desarrollo SA, 2.400%, 09/28/2027	2,261,669	0.0
2,959,000	(1),(3)	Credit Agricole SA, 4.750%, 12/31/2199	2,378,792	0.0
4,068,000	(1)	Credit Suisse AG, 6.500%, 08/08/2023	3,948,832	0.1
3,116,000		Credit Suisse AG/New York NY, 1.250%, 08/07/2026	2,524,811	0.0
3,808,000		Credit Suisse AG/New York NY, 5.000%, 07/09/2027	3,476,493	0.1
3,222,000	(1),(3)	Credit Suisse Group AG, 2.193%, 06/05/2026	2,754,488	0.0
2,566,000		Crown Castle, Inc., 2.900%, 03/15/2027	2,337,692	0.0
3,580,000		CubeSmart L.P., 2.250%, 12/15/2028	2,957,156	0.0
4,910,000	(1),(3)	Danske Bank A/S, 1.621%, 09/11/2026	4,329,025	0.1
2,407,000	(1),(3)	Depository Trust & Clearing Corp./The, 3.375%, 12/31/2199	1,907,548	0.0
2,897,000		Discover Bank, 4.250%, 03/13/2026	2,758,395	0.0
2,404,000	(3)	Discover Bank, 4.682%, 08/09/2028	2,307,857	0.0
546,000		Goldman Sachs Group, Inc., 6.750%, 10/01/2037	584,901	0.0
95,000	(3)	Goldman Sachs Group, Inc./The, 3.210%, 04/22/2042	68,793	0.0
1,030,000		Hartford Financial Services Group, Inc./The, 5.950%, 10/15/2036	1,030,246	0.0
8,526,000	(1)	Hartford Financial Services Group, Inc./The, 6.731%, (US0003M + 2.125%), 02/12/2067	7,158,685	0.1
3,779,000	(3)	HSBC Holdings PLC, 1.589%, 05/24/2027	3,262,663	0.1
2,569,000	(3)	HSBC Holdings PLC, 1.645%, 04/18/2026	2,320,929	0.0
6,500,000	(3)	HSBC Holdings PLC, 2.099%, 06/04/2026	5,920,651	0.1
6,688,000	(3)	HSBC Holdings PLC, 2.206%, 08/17/2029	5,409,961	0.1
4,759,000	(2),(3)	HSBC Holdings PLC, 2.633%, 11/07/2025	4,472,614	0.1
3,307,000	(3)	HSBC Holdings PLC, 2.999%, 03/10/2026	3,110,852	0.1
5,832,000	(3)	HSBC Holdings PLC, 4.041%, 03/13/2028	5,382,858	0.1
4,085,000		HSBC Holdings PLC, 4.300%, 03/08/2026	3,956,007	0.1
4,853,000	(3)	HSBC Holdings PLC, 4.600%, 12/31/2199	3,787,686	0.1
2,092,000	(3)	HSBC Holdings PLC, 5.210%, 08/11/2028	2,021,654	0.0
4,831,000	(3)	HSBC Holdings PLC, 6.000%, 12/31/2199	4,446,016	0.1
2,610,000	(3)	HSBC Holdings PLC, 7.390%, 11/03/2028	2,747,620	0.0
7,452,000	(1)	Intact Financial Corp., 5.459%, 09/22/2032	7,375,260	0.1
3,483,000		Intercontinental Exchange, Inc., 2.650%, 09/15/2040	2,428,824	0.0
15,087,000		Intercontinental Exchange, Inc., 4.600%, 03/15/2033	14,472,018	0.2
1,115,000	(1)	Intesa Sanpaolo SpA, 7.000%, 11/21/2025	1,138,383	0.0
2,609,000	(1),(3)	Intesa Sanpaolo SpA, 8.248%, 11/21/2033	2,654,227	0.0
7,190,000		Invitation Homes Operating Partnership L.P., 2.300%, 11/15/2028	5,958,559	0.1
6,236,000	(3)	JPMorgan Chase & Co., 0.969%, 06/23/2025	5,816,462	0.1
3,479,000	(3)	JPMorgan Chase & Co., 1.040%, 02/04/2027	3,030,009	0.0
5,019,000	(3)	JPMorgan Chase & Co., 1.470%, 09/22/2027	4,351,671	0.1
3,798,000	(3)	JPMorgan Chase & Co., 1.578%, 04/22/2027	3,341,534	0.1
4,472,000	(3)	JPMorgan Chase & Co., 2.069%, 06/01/2029	3,742,730	0.1
3,784,000	(3)	JPMorgan Chase & Co., 2.182%, 06/01/2028	3,314,339	0.1
1,361,000	(3)	JPMorgan Chase & Co., 2.301%, 10/15/2025	1,283,457	0.0
8,021,000	(3)	JPMorgan Chase & Co., 2.545%, 11/08/2032	6,360,275	0.1
1,531,000	(3)	JPMorgan Chase & Co., 2.595%, 02/24/2026	1,440,610	0.0
6,475,000	(3)	JPMorgan Chase & Co., 2.947%, 02/24/2028	5,866,590	0.1
10,000	(3)	JPMorgan Chase & Co., 3.559%, 04/23/2024	9,935	0.0
4,270,000	(3)	JPMorgan Chase & Co., 3.797%, 07/23/2024	4,228,526	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

755,000	(3)	JPMorgan Chase & Co., 3.960%, 01/29/2027	720,555	0.0
2,222,000	(3)	JPMorgan Chase & Co., 3.964%, 11/15/2048	1,743,587	0.0
2,485,000	(3)	JPMorgan Chase & Co., 4.452%, 12/05/2029	2,339,280	0.0
1,785,000	(3)	JPMorgan Chase & Co., 4.912%, 07/25/2033	1,704,865	0.0
12,243,000	(3)	JPMorgan Chase & Co., 5.717%, 09/14/2033	11,986,446	0.2
1,287,000		Kite Realty Group L.P., 4.000%, 10/01/2026	1,186,701	0.0
4,890,000	(1)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.750%, 06/15/2029	3,955,179	0.1
1,685,000	(1)	Liberty Mutual Group, Inc., 5.500%, 06/15/2052	1,520,479	0.0
7,818,000		Main Street Capital Corp., 3.000%, 07/14/2026	6,746,701	0.1
4,310,000		Main Street Capital Corp., 5.200%, 05/01/2024	4,250,524	0.1
3,912,000	(3)	Morgan Stanley, 0.790%, 05/30/2025	3,639,031	0.1
3,075,000	(3)	Morgan Stanley, 0.791%, 01/22/2025	2,910,340	0.0
17,410,000	(3)	Morgan Stanley, 1.512%, 07/20/2027	15,129,428	0.2
3,968,000	(3)	Morgan Stanley, 1.593%, 05/04/2027	3,485,472	0.1
5,414,000	(3)	Morgan Stanley, 2.188%, 04/28/2026	5,035,687	0.1
6,448,000	(3)	Morgan Stanley, 2.239%, 07/21/2032	4,962,310	0.1
2,425,000	(3)	Morgan Stanley, 2.475%, 01/21/2028	2,158,128	0.0
2,476,000	(3)	Morgan Stanley, 2.720%, 07/22/2025	2,368,573	0.0
1,722,000	(3)	Morgan Stanley, 3.591%, 07/22/2028	1,582,215	0.0
1,736,000	(3)	Morgan Stanley, 3.737%, 04/24/2024	1,726,836	0.0
2,750,000		Morgan Stanley, 3.875%, 01/27/2026	2,665,218	0.0
3,524,000		Morgan Stanley, 4.000%, 07/23/2025	3,444,593	0.1
2,439,000	(3)	Morgan Stanley, 4.457%, 04/22/2039	2,150,688	0.0
9,325,000	(3)	Morgan Stanley, 5.297%, 04/20/2037	8,551,821	0.1
2,728,000	(3)	Morgan Stanley, 6.296%, 10/18/2028	2,820,964	0.0
20,746,000	(3)	Morgan Stanley, 6.342%, 10/18/2033	21,804,116	0.3
5,135,000		MPT Operating Partnership L.P. / MPT Finance Corp., 3.500%, 03/15/2031	3,530,690	0.1
4,255,000	(2)	Navient Corp., 5.000%, 03/15/2027	3,732,329	0.1
9,062,000		Northern Trust Corp., 6.125%, 11/02/2032	9,584,362	0.1
4,918,000	(1)	Northwestern Mutual Global Funding, 1.700%, 06/01/2028	4,164,728	0.1
3,056,000		Old Republic International Corp., 3.850%, 06/11/2051	2,108,851	0.0
7,000,000		ORIX Corp., 3.250%, 12/04/2024	6,746,591	0.1
10,732,000	(3)	PartnerRe Finance B LLC, 4.500%, 10/01/2050	9,300,986	0.1
2,118,000		Piedmont Operating Partnership L.P., 2.750%, 04/01/2032	1,487,657	0.0
1,580,000		Piedmont Operating Partnership L.P., 4.450%, 03/15/2024	1,553,045	0.0
1,800,000		Prologis L.P., 2.250%, 01/15/2032	1,431,447	0.0
1,747,000		Public Storage, 1.950%, 11/09/2028	1,493,583	0.0
726,000		Realty Income Corp., 3.950%, 08/15/2027	693,333	0.0
2,498,000		Realty Income Corp., 4.875%, 06/01/2026	2,487,427	0.0
1,250,000		Retail Opportunity Investments Partnership L.P., 5.000%, 12/15/2023	1,236,452	0.0
5,055,000	(1)	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc., 3.875%, 03/01/2031	3,870,363	0.1
1,792,000		Sabra Health Care L.P., 3.200%, 12/01/2031	1,337,463	0.0
3,082,000	(3)	Santander UK Group Holdings PLC, 2.469%, 01/11/2028	2,635,983	0.0
972,000		Simon Property Group L.P., 1.750%, 02/01/2028	828,829	0.0
1,050,000		Simon Property Group L.P., 2.450%, 09/13/2029	878,831	0.0
3,437,000		Sun Communities Operating L.P., 4.200%, 04/15/2032	3,036,499	0.0
1,384,000	(3)	Truist Financial Corp., 1.267%, 03/02/2027	1,227,761	0.0
3,180,000		UBS AG, 5.125%, 05/15/2024	3,145,475	0.1
3,853,000	(1),(3)	UBS Group AG, 1.364%, 01/30/2027	3,378,403	0.1
1,375,000	(1),(3)	UBS Group AG, 1.494%, 08/10/2027	1,184,682	0.0
1,905,000	(1),(3)	UBS Group AG, 2.095%, 02/11/2032	1,438,558	0.0
1,257,000	(1),(3)	UBS Group AG, 2.746%, 02/11/2033	974,605	0.0
4,328,000	(1),(3)	UBS Group AG, 3.179%, 02/11/2043	2,988,536	0.0
1,999,000	(1),(3)	UBS Group AG, 4.751%, 05/12/2028	1,916,085	0.0
5,064,000	(3)	US Bancorp, 5.850%, 10/21/2033	5,273,511	0.1
1,005,000		Ventas Realty L.P., 5.700%, 09/30/2043	920,131	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

3,819,000		Visa, Inc., 4.150%, 12/14/2035	3,622,015	0.1
964,000		Visa, Inc., 4.300%, 12/14/2045	885,177	0.0
2,994,000	(3)	Wells Fargo & Co., 2.164%, 02/11/2026	2,793,449	0.0
3,932,000	(3)	Wells Fargo & Co., 2.188%, 04/30/2026	3,662,734	0.1
5,017,000	(3)	Wells Fargo & Co., 2.393%, 06/02/2028	4,435,514	0.1
13,580,000	(3)	Wells Fargo & Co., 2.406%, 10/30/2025	12,851,656	0.2
1,564,000	(3)	Wells Fargo & Co., 3.068%, 04/30/2041	1,121,368	0.0
2,000,000		XLIT Ltd., 5.250%, 12/15/2043	1,961,561	0.0
2,409,000		XLIT Ltd., 5.500%, 03/31/2045	2,287,772	0.0
			629,283,990	8.4

		Industrial: 1.8%
2,571,000		Avnet, Inc., 5.500%, 06/01/2032	2,381,347	0.0
3,482,000		Berry Global, Inc., 0.950%, 02/15/2024	3,300,368	0.0
4,500,000		Berry Global, Inc., 1.650%, 01/15/2027	3,854,825	0.1
3,395,000		Boeing Co/The, 3.250%, 02/01/2028	3,089,006	0.0
3,884,000		Boeing Co/The, 3.250%, 02/01/2035	2,965,435	0.0
1,177,000	(2)	Boeing Co/The, 3.625%, 02/01/2031	1,034,181	0.0
791,000		Boeing Co/The, 3.850%, 11/01/2048	546,447	0.0
3,324,000		Boeing Co/The, 4.875%, 05/01/2025	3,301,539	0.0
3,715,000		Boeing Co/The, 5.150%, 05/01/2030	3,633,611	0.1
1,621,000		Boeing Co/The, 5.805%, 05/01/2050	1,511,211	0.0
4,195,000	(1)	Builders FirstSource, Inc., 5.000%, 03/01/2030	3,723,939	0.1
1,834,000		Burlington Northern Santa Fe LLC, 3.900%, 08/01/2046	1,498,400	0.0
1,165,000		Burlington Northern Santa Fe LLC, 4.450%, 03/15/2043	1,048,233	0.0
7,070,000		Burlington Northern Santa Fe LLC, 4.450%, 01/15/2053	6,321,221	0.1
2,728,000		Burlington Northern Santa Fe LLC, 5.150%, 09/01/2043	2,676,218	0.0
4,300,000	(1)	Cascades, Inc./Cascades USA, Inc., 5.375%, 01/15/2028	3,774,704	0.1
3,635,000		CSX Corp., 4.500%, 11/15/2052	3,175,857	0.0
719,000		CSX Corp., 4.500%, 08/01/2054	616,964	0.0
2,748,000		CSX Corp., 4.650%, 03/01/2068	2,332,589	0.0
983,000		FedEx Corp., 3.900%, 02/01/2035	838,940	0.0
1,651,000		FedEx Corp., 4.400%, 01/15/2047	1,324,132	0.0
2,685,416		FedEx Corp. 2020-1 Class AA Pass Through Trust, 1.875%, 08/20/2035	2,208,764	0.0
2,396,000		John Deere Capital Corp., 3.350%, 04/18/2029	2,219,231	0.0
2,383,000		John Deere Capital Corp., 4.350%, 09/15/2032	2,322,502	0.0
2,390,000	(1)	Komatsu Finance America, Inc., 5.499%, 10/06/2027	2,436,011	0.0
3,142,000		Lockheed Martin Corp., 5.700%, 11/15/2054	3,312,650	0.1
1,470,000		Lockheed Martin Corp., 5.900%, 11/15/2063	1,588,811	0.0
12,925,000	(1)	Misc Capital Two Labuan Ltd., 3.750%, 04/06/2027	11,728,912	0.2
1,224,000		Norfolk Southern Corp., 4.100%, 05/15/2121	852,500	0.0
3,618,000	(1)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 1.200%, 11/15/2025	3,187,072	0.0
4,922,000	(1)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 1.700%, 06/15/2026	4,311,570	0.1
211,000		Raytheon Technologies Corp., 3.650%, 08/16/2023	209,254	0.0
3,933,000		Raytheon Technologies Corp., 4.450%, 11/16/2038	3,588,900	0.1
7,750,000		Raytheon Technologies Corp., 4.500%, 06/01/2042	7,006,012	0.1
3,235,000	(1)	Sealed Air Corp., 1.573%, 10/15/2026	2,797,598	0.0
4,575,000	(1),(2)	Sensata Technologies, Inc., 3.750%, 02/15/2031	3,770,601	0.1
4,058,000		Silgan Holdings, Inc., 4.125%, 02/01/2028	3,761,269	0.1
4,197,000	(1),(2)	SMBC Aviation Capital Finance DAC, 1.900%, 10/15/2026	3,577,823	0.1
4,925,000	(1)	Standard Industries, Inc./NJ, 4.375%, 07/15/2030	4,023,772	0.1
3,965,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 5.250%, 01/15/2029	3,698,552	0.1
5,745,000	(1)	TTX Co., 3.600%, 01/15/2025	5,543,060	0.1
2,933,000	(1)	TTX Co., 5.650%, 12/01/2052	2,965,154	0.0
6,080,000		Union Pacific Corp., 3.500%, 02/14/2053	4,596,936	0.1
1,956,000		Union Pacific Corp., 5.150%, 01/20/2063	1,892,086	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

2,725,000		Waste Connections, Inc., 4.200%, 01/15/2033	2,539,303	0.0
			137,087,510	1.8

		Technology: 2.0%
8,143,000		Advanced Micro Devices, Inc., 3.924%, 06/01/2032	7,590,289	0.1
7,089,000		Advanced Micro Devices, Inc., 4.393%, 06/01/2052	6,267,428	0.1
5,817,000		Apple, Inc., 2.650%, 02/08/2051	3,864,141	0.1
1,937,000		Apple, Inc., 2.850%, 08/05/2061	1,255,622	0.0
2,003,000	(2)	Apple, Inc., 3.350%, 08/08/2032	1,824,383	0.0
1,040,000		Apple, Inc., 3.450%, 02/09/2045	840,967	0.0
3,576,000		Apple, Inc., 3.750%, 09/12/2047	2,988,764	0.0
9,957,000		Apple, Inc., 3.950%, 08/08/2052	8,518,074	0.1
1,755,000		Apple, Inc., 4.100%, 08/08/2062	1,469,587	0.0
3,518,000	(1)	Broadcom, Inc., 4.926%, 05/15/2037	3,081,616	0.1
2,143,000		Dell International LLC / EMC Corp., 6.020%, 06/15/2026	2,188,828	0.0
7,861,000	(2)	HP, Inc., 2.650%, 06/17/2031	6,142,990	0.1
1,084,000		HP, Inc., 4.000%, 04/15/2029	991,713	0.0
2,466,000		HP, Inc., 4.750%, 01/15/2028	2,397,000	0.0
1,915,000		Intel Corp., 3.100%, 02/15/2060	1,188,997	0.0
5,003,000		Intel Corp., 3.250%, 11/15/2049	3,427,119	0.1
2,043,000		Intel Corp., 5.050%, 08/05/2062	1,804,083	0.0
2,322,000		International Business Machines Corp., 3.500%, 05/15/2029	2,139,465	0.0
3,639,000	(2)	International Business Machines Corp., 4.400%, 07/27/2032	3,482,973	0.1
3,603,000		International Business Machines Corp., 4.900%, 07/27/2052	3,294,918	0.1
5,627,000		KLA Corp., 4.950%, 07/15/2052	5,258,761	0.1
2,819,000		KLA Corp., 5.250%, 07/15/2062	2,725,403	0.0
2,708,000		Kyndryl Holdings, Inc., 2.050%, 10/15/2026	2,212,672	0.0
6,028,000		Kyndryl Holdings, Inc., 2.700%, 10/15/2028	4,533,386	0.1
1,836,000		Kyndryl Holdings, Inc., 3.150%, 10/15/2031	1,227,297	0.0
5,223,000		Microchip Technology, Inc., 2.670%, 09/01/2023	5,126,988	0.1
7,542,000		Microsoft Corp., 2.921%, 03/17/2052	5,374,976	0.1
4,533,000		NXP BV / NXP Funding LLC, 5.350%, 03/01/2026	4,512,644	0.1
1,628,000		NXP BV / NXP Funding LLC / NXP USA, Inc., 3.250%, 11/30/2051	1,020,596	0.0
1,900,000		NXP BV / NXP Funding LLC / NXP USA, Inc., 3.400%, 05/01/2030	1,646,197	0.0
4,775,000	(1)	Open Text Holdings, Inc., 4.125%, 12/01/2031	3,718,486	0.1
6,520,000		Oracle Corp., 2.300%, 03/25/2028	5,658,767	0.1
640,000		Oracle Corp., 3.600%, 04/01/2050	433,568	0.0
2,948,000		Oracle Corp., 3.650%, 03/25/2041	2,187,299	0.0
4,921,000		Oracle Corp., 3.800%, 11/15/2037	3,913,823	0.1
297,000		Oracle Corp., 3.850%, 07/15/2036	243,879	0.0
1,387,000		Oracle Corp., 3.950%, 03/25/2051	994,231	0.0
4,109,000		Oracle Corp., 4.000%, 11/15/2047	3,020,756	0.0
2,979,000		Oracle Corp., 6.150%, 11/09/2029	3,099,151	0.1
2,022,000		Oracle Corp., 6.900%, 11/09/2052	2,174,995	0.0
715,000	(2)	QUALCOMM, Inc., 5.400%, 05/20/2033	746,828	0.0
5,810,000		QUALCOMM, Inc., 6.000%, 05/20/2053	6,207,572	0.1
1,885,000	(1)	Renesas Electronics Corp., 2.170%, 11/25/2026	1,618,039	0.0
2,498,000		Roper Technologies, Inc., 1.400%, 09/15/2027	2,117,117	0.0
3,601,000		Salesforce, Inc., 2.700%, 07/15/2041	2,584,651	0.0
2,799,900	(1)	Seagate HDD Cayman, 9.625%, 12/01/2032	3,074,696	0.1
2,305,000		Texas Instruments, Inc., 3.650%, 08/16/2032	2,144,107	0.0
3,026,000		Texas Instruments, Inc., 4.100%, 08/16/2052	2,704,639	0.0
2,496,000		VMware, Inc., 1.400%, 08/15/2026	2,179,055	0.0
			147,219,536	2.0

		Utilities: 4.0%
3,671,000	(1)	AEP Texas, Inc., 3.850%, 10/01/2025	3,529,755	0.1
2,870,000		AES Corp./The, 1.375%, 01/15/2026	2,551,611	0.0
2,714,000	(1)	AES Corp./The, 3.950%, 07/15/2030	2,406,232	0.0
2,273,000		Alabama Power Co., 3.450%, 10/01/2049	1,648,194	0.0
10,755,000	(1)	Alliant Energy Finance LLC, 3.750%, 06/15/2023	10,682,533	0.2
1,956,000		American Electric Power Co., Inc., 3.250%, 03/01/2050	1,322,657	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

3,377,000	(3)	American Electric Power Co., Inc., 3.875%, 02/15/2062	2,635,010	0.0
2,784,000	(1)	American Transmission Systems, Inc., 2.650%, 01/15/2032	2,292,144	0.0
4,130,000	(1)	American Transmission Systems, Inc., 5.000%, 09/01/2044	3,771,858	0.1
1,844,000		Appalachian Power Co., 3.700%, 05/01/2050	1,351,661	0.0
9,776,000		Avangrid, Inc., 3.200%, 04/15/2025	9,350,700	0.1
3,010,000		Baltimore Gas and Electric Co., 2.250%, 06/15/2031	2,445,930	0.0
2,237,000		Black Hills Corp., 3.050%, 10/15/2029	1,902,555	0.0
1,720,000		Black Hills Corp., 4.250%, 11/30/2023	1,710,941	0.0
1,893,000		Black Hills Corp., 4.350%, 05/01/2033	1,671,188	0.0
566,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/2042	449,163	0.0
2,166,000	(1)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	1,977,471	0.0
1,593,000	(3)	CMS Energy Corp., 3.750%, 12/01/2050	1,203,616	0.0
7,338,000	(3)	CMS Energy Corp., 4.750%, 06/01/2050	6,365,416	0.1
731,000		Consolidated Edison Co. of New York, Inc., 5.300%, 03/01/2035	720,628	0.0
6,192,000	(3)	Dominion Energy, Inc., 4.350%, 12/31/2199	5,231,828	0.1
3,456,000	(3)	Dominion Energy, Inc., 4.650%, 12/31/2199	3,041,280	0.1
4,603,000		Dominion Energy, Inc., 5.375%, 11/15/2032	4,576,866	0.1
1,295,000		Duke Energy Carolinas LLC, 2.550%, 04/15/2031	1,084,267	0.0
1,542,000		Duke Energy Carolinas LLC, 3.700%, 12/01/2047	1,180,529	0.0
587,000		Duke Energy Carolinas LLC, 3.750%, 06/01/2045	458,262	0.0
2,357,000		Duke Energy Carolinas LLC, 4.000%, 09/30/2042	1,960,470	0.0
70,000		Duke Energy Carolinas LLC, 4.250%, 12/15/2041	60,728	0.0
735,000	(3)	Duke Energy Corp., 4.875%, 12/31/2199	672,525	0.0
4,024,000		Duke Energy Florida LLC, 2.400%, 12/15/2031	3,296,732	0.1
660,000		Duke Energy Florida LLC, 4.200%, 07/15/2048	556,537	0.0
1,758,000		Duke Energy Florida LLC, 5.950%, 11/15/2052	1,882,234	0.0
1,834,000		Duke Energy Indiana LLC, 2.750%, 04/01/2050	1,159,348	0.0
1,662,000		Duke Energy Ohio, Inc., 2.125%, 06/01/2030	1,360,347	0.0
2,488,000		Duke Energy Ohio, Inc., 3.700%, 06/15/2046	1,844,042	0.0
3,413,000		Duke Energy Progress LLC, 3.700%, 10/15/2046	2,600,418	0.0
3,699,000		Duke Energy Progress LLC, 4.100%, 05/15/2042	3,121,276	0.1
104,000		Duke Energy Progress LLC, 4.100%, 03/15/2043	87,579	0.0
2,505,000		Duke Energy Progress LLC, 4.200%, 08/15/2045	2,108,199	0.0
1,645,000	(1)	Duquesne Light Holdings, Inc., 2.532%, 10/01/2030	1,307,223	0.0
861,000	(1)	Enel Finance America LLC, 7.100%, 10/14/2027	891,800	0.0
2,801,000	(1)	Enel Finance International NV, 7.500%, 10/14/2032	2,968,461	0.1
2,487,000	(1)	Enel Finance International NV, 7.750%, 10/14/2052	2,670,202	0.0
2,695,000		Entergy Arkansas LLC, 2.650%, 06/15/2051	1,636,688	0.0
706,000		Entergy Arkansas LLC, 3.350%, 06/15/2052	493,826	0.0
2,090,000		Entergy Arkansas LLC, 4.200%, 04/01/2049	1,721,082	0.0
4,202,000		Entergy Corp., 0.900%, 09/15/2025	3,745,999	0.1
2,722,000		Entergy Corp., 2.400%, 06/15/2031	2,168,708	0.0
1,286,000		Entergy Corp., 2.800%, 06/15/2030	1,089,169	0.0
3,667,000		Entergy Louisiana LLC, 4.200%, 04/01/2050	2,997,348	0.1
2,172,000		Entergy Texas, Inc., 4.000%, 03/30/2029	2,053,762	0.0
2,642,000		Evergy Kansas Central, Inc., 3.250%, 09/01/2049	1,839,195	0.0
2,216,000		Evergy Metro, Inc., 2.250%, 06/01/2030	1,828,668	0.0
2,943,000		Eversource Energy, 0.800%, 08/15/2025	2,639,922	0.0
2,750,000		Eversource Energy, 1.400%, 08/15/2026	2,416,695	0.0
4,991,000		Eversource Energy, 2.900%, 03/01/2027	4,602,578	0.1
1,725,000		Fortis, Inc./Canada, 3.055%, 10/04/2026	1,602,415	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

3,055,000		Georgia Power Co., 2.200%, 09/15/2024	2,915,322	0.1
2,124,000		Georgia Power Co., 5.750%, 04/15/2023	2,131,102	0.0
898,000		Inkia Energy Ltd., 5.875%, 11/09/2027	849,876	0.0
4,400,000		Interstate Power and Light Co., 3.250%, 12/01/2024	4,247,577	0.1
2,383,000		IPALCO Enterprises, Inc., 4.250%, 05/01/2030	2,122,586	0.0
1,087,000	(1)	Jersey Central Power & Light Co., 2.750%, 03/01/2032	880,657	0.0
3,199,000	(1)	Jersey Central Power & Light Co., 4.300%, 01/15/2026	3,093,382	0.1
1,950,000	(1)	Metropolitan Edison Co., 3.500%, 03/15/2023	1,943,783	0.0
500,000		MidAmerican Energy Co., 4.400%, 10/15/2044	444,115	0.0
4,552,000		Mississippi Power Co., 4.250%, 03/15/2042	3,711,410	0.1
271,000		Mississippi Power Co., 4.750%, 10/15/2041	221,299	0.0
2,460,000	(1)	Monongahela Power Co., 3.550%, 05/15/2027	2,315,895	0.0
2,983,000	(1)	Narragansett Electric Co/The, 3.395%, 04/09/2030	2,672,221	0.0
4,763,000		National Rural Utilities Cooperative Finance Corp., 2.400%, 03/15/2030	3,976,741	0.1
3,798,000		National Rural Utilities Cooperative Finance Corp., 2.750%, 04/15/2032	3,134,580	0.1
3,701,000		National Rural Utilities Cooperative Finance Corp., 4.150%, 12/15/2032	3,428,940	0.1
2,880,000	(3)	National Rural Utilities Cooperative Finance Corp., 4.750%, 04/30/2043	2,671,344	0.0
1,576,000		National Rural Utilities Cooperative Finance Corp., 5.800%, 01/15/2033	1,649,894	0.0
8,110,000		NextEra Energy Capital Holdings, Inc., 1.875%, 01/15/2027	7,189,194	0.1
2,635,000		NextEra Energy Capital Holdings, Inc., 1.900%, 06/15/2028	2,254,393	0.0
1,857,000		NextEra Energy Capital Holdings, Inc., 2.440%, 01/15/2032	1,503,331	0.0
5,461,000	(3)	NextEra Energy Capital Holdings, Inc., 3.800%, 03/15/2082	4,456,829	0.1
3,711,000		NextEra Energy Capital Holdings, Inc., 4.255%, 09/01/2024	3,663,049	0.1
4,000,000		NiSource, Inc., 0.950%, 08/15/2025	3,609,778	0.1
1,453,000		NiSource, Inc., 5.950%, 06/15/2041	1,476,379	0.0
1,684,000		NSTAR Electric Co., 1.950%, 08/15/2031	1,343,615	0.0
2,418,000		Oglethorpe Power Corp., 3.750%, 08/01/2050	1,745,287	0.0
3,812,000	(1)	Oncor Electric Delivery Co. LLC, 4.550%, 09/15/2032	3,744,099	0.1
2,827,000		ONE Gas, Inc., 1.100%, 03/11/2024	2,712,019	0.0
1,861,000		Pacific Gas and Electric Co., 4.250%, 03/15/2046	1,301,571	0.0
4,188,000		Pacific Gas and Electric Co., 4.300%, 03/15/2045	2,984,799	0.1
2,484,000		Pacific Gas and Electric Co., 4.450%, 04/15/2042	1,857,858	0.0
5,727,000		PacifiCorp, 5.350%, 12/01/2053	5,703,569	0.1
459,000		PECO Energy Co., 3.700%, 09/15/2047	361,020	0.0
715,000		PECO Energy Co., 4.150%, 10/01/2044	611,134	0.0
750,000	(1)	Perusahaan Listrik Negara PT, 5.375%, 01/25/2029	725,242	0.0
2,675,000		Perusahaan Listrik Negara PT, 5.450%, 05/21/2028	2,653,854	0.0
4,500,000	(1)	Perusahaan Listrik Negara PT, 5.450%, 05/21/2028	4,464,428	0.1
2,889,000		Public Service Enterprise Group, Inc., 0.800%, 08/15/2025	2,592,037	0.0
1,749,000		Public Service Enterprise Group, Inc., 1.600%, 08/15/2030	1,360,047	0.0
6,396,000		Public Service Enterprise Group, Inc., 2.450%, 11/15/2031	5,127,941	0.1
3,163,000		Sempra Energy, 3.800%, 02/01/2038	2,605,613	0.0
6,575,000	(3)	Sempra Energy, 4.125%, 04/01/2052	5,123,533	0.1
3,344,000	(3)	Sempra Energy, 4.875%, 12/31/2199	3,100,490	0.1
5,837,000		South Jersey Industries, Inc., 5.020%, 04/15/2031	4,549,636	0.1
1,440,000	(2)	Southern California Edison Co., 3.650%, 02/01/2050	1,058,369	0.0
813,000		Southern California Edison Co., 4.050%, 03/15/2042	650,299	0.0
4,457,000	(3)	Southern Co/The, 3.750%, 09/15/2051	3,609,953	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

4,975,000	(3)	Southern Co/The, 4.000%, 01/15/2051	4,539,688	0.1
3,430,000		Southern Co/The, 5.113%, 08/01/2027	3,423,027	0.1
945,000		Southwest Gas Corp., 4.050%, 03/15/2032	832,355	0.0
4,444,000		Southwestern Electric Power Co., 1.650%, 03/15/2026	3,979,676	0.1
1,709,000		Tampa Electric Co., 4.350%, 05/15/2044	1,425,134	0.0
3,186,000		Tucson Electric Power Co., 1.500%, 08/01/2030	2,445,136	0.0
2,260,000		Union Electric Co., 3.900%, 09/15/2042	1,860,671	0.0
3,426,000		Virginia Electric and Power Co., 3.800%, 09/15/2047	2,635,771	0.0
3,934,000	(1)	Vistra Operations Co. LLC, 5.125%, 05/13/2025	3,868,302	0.1
2,086,000		Washington Gas Light Co., 3.650%, 09/15/2049	1,524,192	0.0
4,673,000		WEC Energy Group, Inc., 1.375%, 10/15/2027	3,971,427	0.1
2,748,000		WEC Energy Group, Inc., 2.200%, 12/15/2028	2,331,608	0.0
927,000		WEC Energy Group, Inc., 5.000%, 09/27/2025	927,758	0.0
1,297,000		WEC Energy Group, Inc., 5.150%, 10/01/2027	1,313,234	0.0
1,500,000		Wisconsin Electric Power Co., 1.700%, 06/15/2028	1,280,123	0.0
3,590,000		Wisconsin Public Service Corp., 3.671%, 12/01/2042	2,733,964	0.0
			300,588,627	4.0

	Total Corporate Bonds/Notes
	(Cost $2,515,925,786)		2,199,980,203	29.5

COLLATERALIZED MORTGAGE OBLIGATIONS: 16.2%
1,556,964		Alternative Loan Trust 2004-J7 MI, 4.179%, (US0001M + 1.020%), 10/25/2034	1,550,432	0.0
433,782		Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	307,958	0.0
522,342		Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/2035	439,377	0.0
1,028,597		Alternative Loan Trust 2005-J2 1A12, 4.789%, (US0001M + 0.400%), 04/25/2035	806,001	0.0
626,258		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	319,073	0.0
120,911		Alternative Loan Trust 2006-18CB A10, 4.789%, (US0001M + 0.400%), 07/25/2036	53,190	0.0
721,428		Alternative Loan Trust 2006-19CB A28, 4.989%, (US0001M + 0.600%), 08/25/2036	377,956	0.0
863,637		Alternative Loan Trust 2007-23CB A3, 4.889%, (US0001M + 0.500%), 09/25/2037	391,611	0.0
1,934,072		Alternative Loan Trust 2007-2CB 2A1, 4.989%, (US0001M + 0.600%), 03/25/2037	912,926	0.0
834,676		Alternative Loan Trust 2007-3T1 1A11, 6.000%, 04/25/2037	421,782	0.0
756,427		Alternative Loan Trust 2007-8CB A3, 4.889%, (US0001M + 0.500%), 05/25/2037	376,049	0.0
1,471,242		American Home Mortgage Assets Trust 2007-4 A4, 4.596%, (US0001M + 0.290%), 08/25/2037	1,295,922	0.0
758,351	(1),(3)	Arroyo Mortgage Trust 2019-3 A3, 3.416%, 10/25/2048	698,157	0.0
548,589		Banc of America Funding 2007-2 1A16 Trust, 4.989%, (US0001M + 0.600%), 03/25/2037	416,056	0.0
665,323	(4)	Banc of America Mortgage 2007-2 A8 Trust, 6.000%, 05/25/2037	65,596	0.0
2,764,451	(1)	Bayview MSR Opportunity Master Fund Trust 2022-2 AF, 4.371%, (SOFR30A + 0.850%), 12/25/2051	2,533,684	0.1
773,221	(3)	Bear Stearns ALT-A Trust 2005-4 23A1, 3.115%, 05/25/2035	719,081	0.0
992,704	(3)	Bear Stearns ALT-A Trust 2005-7 21A1, 3.899%, 09/25/2035	808,130	0.0
2,148,954		Bear Stearns Mortgage Funding Trust 2006-AR5 2A1, 4.579%, (US0001M + 0.190%), 01/25/2037	1,828,561	0.0
2,000,000	(1)	Bellemeade Re 2019-1A M2 Ltd., 7.089%, (US0001M + 2.700%), 03/25/2029	1,986,420	0.0
13,147,000	(1)	Bellemeade RE 2021-3 A M1C Ltd., 5.478%, (SOFR30A + 1.550%), 09/25/2031	11,791,843	0.2
1,000,000	(1)	Bellemeade Re 2022-1 M1C Ltd., 7.628%, (SOFR30A + 3.700%), 01/26/2032	838,383	0.0
1,794,401	(1),(3)	Chase Mortgage Finance Corp. 2019-1 B2, 3.899%, 03/25/2050	1,461,740	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

2,097,437	(1),(3)	Chase Mortgage Finance Corp. 2019-1 B3, 3.899%, 03/25/2050	1,596,130	0.0
1,024,899	(3)	CHL Mortgage Pass-Through Trust 2004-22 A3, 3.793%, 11/25/2034	926,166	0.0
467,017		CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	252,514	0.0
804,897	(1),(3)	CHNGE Mortgage Trust 2022-1 A1, 3.007%, 01/25/2067	717,125	0.0
123,709	(1),(3)	CIM Trust 2019-INV1 A1, 4.000%, 02/25/2049	116,231	0.0
267,976	(1),(3)	CIM Trust 2019-INV3 A3, 3.500%, 08/25/2049	244,072	0.0
2,782,495	(1),(3)	CIM Trust 2019-J2 B2, 3.766%, 10/25/2049	2,303,756	0.0
927,499	(1),(3)	CIM Trust 2019-J2 B3, 3.766%, 10/25/2049	765,502	0.0
2,600,000	(1),(3)	CIM Trust 2019-R5 M2, 3.250%, 09/25/2059	2,262,395	0.0
3,114,635	(1),(3)	CIM Trust 2020-J1 B3, 3.444%, 07/25/2050	2,402,540	0.0
736,851		Citicorp Mortgage Securities Trust Series 2006-3 1A4, 6.000%, 06/25/2036	645,657	0.0
647,824	(3)	Citigroup Mortgage Loan Trust 2006-AR9 2A, 4.070%, 11/25/2036	546,921	0.0
299,247	(3)	Citigroup Mortgage Loan Trust 2007-10 22AA, 3.871%, 09/25/2037	257,454	0.0
851,631	(1),(3)	Citigroup Mortgage Loan Trust 2015-A B2, 4.500%, 06/25/2058	804,037	0.0
1,345,783	(1),(3)	Citigroup Mortgage Loan Trust 2021-J2 B2W, 2.772%, 07/25/2051	976,464	0.0
1,512,568	(1),(3)	Citigroup Mortgage Loan Trust 2021-J2 B3W, 2.772%, 07/25/2051	1,033,900	0.0
4,578,457	(1)	Connecticut Avenue Securities Trust 2020-R02 2B1, 7.389%, (US0001M + 3.000%), 01/25/2040	4,127,840	0.1
2,171,300	(1)	Connecticut Avenue Securities Trust 2020-R02 2M2, 6.389%, (US0001M + 2.000%), 01/25/2040	2,139,781	0.0
4,800,000	(1)	Connecticut Avenue Securities Trust 2021-R01 1B1, 7.028%, (SOFR30A + 3.100%), 10/25/2041	4,524,275	0.1
2,000,000	(1)	Connecticut Avenue Securities Trust 2021-R03 1B1, 6.678%, (SOFR30A + 2.750%), 12/25/2041	1,850,692	0.0
13,600,000	(1)	Connecticut Avenue Securities Trust 2022-R01 1B1, 7.078%, (SOFR30A + 3.150%), 12/25/2041	12,803,772	0.2
4,440,000	(1)	Connecticut Avenue Securities Trust 2022-R02 2B1, 8.428%, (SOFR30A + 4.500%), 01/25/2042	4,215,588	0.1
3,250,000	(1)	Connecticut Avenue Securities Trust 2022-R08 1B1, 9.528%, (SOFR30A + 5.600%), 07/25/2042	3,287,455	0.1
403,726		Countrywide Alternative Loan Trust 2005-53T2 2A6, 4.889%, (US0001M + 0.500%), 11/25/2035	207,851	0.0
715,633	(1)	CSMC Series 2008-2R 1A1, 6.000%, 07/25/2037	592,104	0.0
768,443	(1),(3)	CSMC Trust 2015-2 B3, 3.888%, 02/25/2045	658,349	0.0
54,414,173	(3),(4)	Deutsche ALT-A Securities, Inc. ALT 07-AB1 X, 0.778%, 04/25/2037	2,013,267	0.0
5,000,000	(1)	Eagle RE 2021-2 M1C Ltd., 7.378%, (SOFR30A + 3.450%), 04/25/2034	4,921,147	0.1
800,000	(1)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 1M2, 8.039%, (US0001M + 3.650%), 02/25/2040	791,720	0.0
2,287,155	(4)	Fannie Mae 2008-12 SC, 1.961%, (-1.000*US0001M + 6.350%), 03/25/2038	181,522	0.0
8,482,279		Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	8,300,316	0.1
409,875		Fannie Mae 2012-110 CA, 3.000%, 10/25/2042	372,403	0.0
5,919,751		Fannie Mae 2012-66 EP, 4.000%, 06/25/2042	5,563,021	0.1
1,364,768		Fannie Mae 2013-116 UB, 4.000%, 11/25/2043	1,264,089	0.0
1,753,067		Fannie Mae 2013-20 DL, 4.000%, 03/25/2033	1,691,328	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

14,814,450	(4)	Fannie Mae 2016-82 SD, 1.661%, (-1.000*US0001M + 6.050%), 11/25/2046	1,227,259	0.0
424,963		Fannie Mae 2016-88 EA, 3.500%, 01/25/2045	416,938	0.0
9,210,619	(4)	Fannie Mae 2018-86 US, 2.201%, (-1.000*US0001M + 6.590%), 09/25/2040	989,379	0.0
1,839,226		Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 8.389%, (US0001M + 4.000%), 05/25/2025	1,849,864	0.0
707,688		Fannie Mae Connecticut Avenue Securities 2015-CO1 1M2, 8.689%, (US0001M + 4.300%), 02/25/2025	720,431	0.0
224,752		Fannie Mae Connecticut Avenue Securities 2016-C01 2M2, 11.339%, (US0001M + 6.950%), 08/25/2028	238,881	0.0
203,539	(1)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 6.689%, (US0001M + 2.300%), 08/25/2031	203,309	0.0
2,500,000	(1)	Fannie Mae Connecticut Avenue Securities 2021-R02 2B1, 7.228%, (SOFR30A + 3.300%), 11/25/2041	2,314,720	0.0
1,419,259	(1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R01 2M2, 6.839%, (US0001M + 2.450%), 07/25/2031	1,416,021	0.0
846,290	(1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R05 1B1, 8.489%, (US0001M + 4.100%), 07/25/2039	858,210	0.0
958,018	(1)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 6.439%, (US0001M + 2.050%), 01/25/2040	952,012	0.0
500,000	(1)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 2M2, 8.039%, (US0001M + 3.650%), 02/25/2040	503,521	0.0
4,042		Fannie Mae Grantor Trust 1998-T2 A6, 4.942%, (US0001M + 0.550%), 01/25/2032	4,000	0.0
129,684	(4)	Fannie Mae Interest Strip Series 418 20, 3.000%, 05/25/2043	17,328	0.0
495,388	(4)	Fannie Mae Interest Strip Series 418 59, 3.000%, 08/25/2028	22,965	0.0
62,138		Fannie Mae REMIC Trust 1999-33 Z, 6.000%, 07/25/2029	62,382	0.0
5,895	(4)	Fannie Mae REMIC Trust 1999-6 SE, 3.346%, (-1.000*US0001M + 7.685%), 02/17/2029	37	0.0
664,856		Fannie Mae REMIC Trust 2003-105 AZ, 5.500%, 10/25/2033	675,446	0.0
255,251		Fannie Mae REMIC Trust 2003-45 FJ, 5.620%, (US0001M + 1.500%), 06/25/2033	261,117	0.0
757,398	(4)	Fannie Mae REMIC Trust 2003-66 SA, 3.261%, (-1.000*US0001M + 7.650%), 07/25/2033	87,376	0.0
169,371	(4)	Fannie Mae REMIC Trust 2003-74 IO, 6.000%, 08/25/2033	32,178	0.0
368,494		Fannie Mae REMIC Trust 2003-84 PZ, 5.000%, 09/25/2033	366,584	0.0
622,468		Fannie Mae REMIC Trust 2004-50 VZ, 5.500%, 07/25/2034	628,507	0.0
12,953		Fannie Mae REMIC Trust 2004-56 FE, 4.839%, (US0001M + 0.450%), 10/25/2033	12,815	0.0
299,417		Fannie Mae REMIC Trust 2004-7 Z, 5.500%, 02/25/2034	302,398	0.0
602,240		Fannie Mae REMIC Trust 2004-75 ZG, 4.500%, 10/25/2034	592,692	0.0
1,699,394		Fannie Mae REMIC Trust 2005-25 Z, 5.000%, 04/25/2035	1,699,276	0.0
81,013		Fannie Mae REMIC Trust 2006-104 ES, 11.507%, (-5.000*US0001M + 33.450%), 11/25/2036	107,879	0.0
1,315,325	(4)	Fannie Mae REMIC Trust 2006-12 SD, 2.361%, (-1.000*US0001M + 6.750%), 10/25/2035	88,015	0.0
458,555	(4)	Fannie Mae REMIC Trust 2006-123 UI, 2.351%, (-1.000*US0001M + 6.740%), 01/25/2037	44,749	0.0
72,082	(4)	Fannie Mae REMIC Trust 2006-72 HS, 2.311%, (-1.000*US0001M + 6.700%), 08/25/2026	1,992	0.0
15,544		Fannie Mae REMIC Trust 2007-10 Z, 6.000%, 02/25/2037	15,940	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

2,256,094	(4)	Fannie Mae REMIC Trust 2007-91 AS, 2.011%, (-1.000*US0001M + 6.400%), 10/25/2037	209,732	0.0
1,037,469		Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	1,013,930	0.0
4,989,123	(3)	Fannie Mae REMIC Trust 2009-50 HZ, 5.536%, 02/25/2049	4,993,625	0.1
1,049,320	(4)	Fannie Mae REMIC Trust 2009-90 TS, 1.761%, (-1.000*US0001M + 6.150%), 11/25/2039	92,785	0.0
295,115	(4)	Fannie Mae REMIC Trust 2010-118 GS, 1.561%, (-1.000*US0001M + 5.950%), 10/25/2039	1,357	0.0
2,770,393	(4)	Fannie Mae REMIC Trust 2010-123 SL, 1.681%, (-1.000*US0001M + 6.070%), 11/25/2040	197,532	0.0
3,480,687	(4)	Fannie Mae REMIC Trust 2010-41 SB, 2.011%, (-1.000*US0001M + 6.400%), 05/25/2040	278,280	0.0
863,780	(4)	Fannie Mae REMIC Trust 2010-43 VS, 2.061%, (-1.000*US0001M + 6.450%), 05/25/2040	72,117	0.0
4,902,634		Fannie Mae REMIC Trust 2010-59 PC, 5.000%, 06/25/2040	4,848,211	0.1
674,247	(4)	Fannie Mae REMIC Trust 2011-102 SA, 2.211%, (-1.000*US0001M + 6.600%), 10/25/2041	70,092	0.0
2,131,051		Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/2041	2,094,423	0.0
1,780,826	(4)	Fannie Mae REMIC Trust 2011-93 GS, 2.161%, (-1.000*US0001M + 6.550%), 04/25/2039	179,737	0.0
3,126,386	(4)	Fannie Mae REMIC Trust 2012-122 SB, 1.761%, (-1.000*US0001M + 6.150%), 11/25/2042	334,330	0.0
1,582,105	(4)	Fannie Mae REMIC Trust 2012-128 LI, 3.500%, 06/25/2042	103,207	0.0
3,987,547	(4)	Fannie Mae REMIC Trust 2012-133 AS, 1.811%, (-1.000*US0001M + 6.200%), 10/25/2042	383,511	0.0
575,095	(4)	Fannie Mae REMIC Trust 2012-149 GI, 3.500%, 06/25/2042	52,719	0.0
348,725	(4)	Fannie Mae REMIC Trust 2012-15 SP, 2.231%, (-1.000*US0001M + 6.620%), 06/25/2040	2,470	0.0
822,164	(4)	Fannie Mae REMIC Trust 2012-24 HS, 2.161%, (-1.000*US0001M + 6.550%), 09/25/2040	21,545	0.0
650,274	(4)	Fannie Mae REMIC Trust 2012-30 QS, 2.211%, (-1.000*US0001M + 6.600%), 04/25/2031	5,923	0.0
517,630	(4)	Fannie Mae REMIC Trust 2012-68 YS, 2.311%, (-1.000*US0001M + 6.700%), 07/25/2042	51,399	0.0
1,122,629	(4)	Fannie Mae REMIC Trust 2013-26 JS, 1.811%, (-1.000*US0001M + 6.200%), 10/25/2032	55,745	0.0
4,417,431	(4)	Fannie Mae REMIC Trust 2013-60 DS, 1.811%, (-1.000*US0001M + 6.200%), 06/25/2033	315,220	0.0
4,299,053	(4)	Fannie Mae REMIC Trust 2013-9 SM, 1.861%, (-1.000*US0001M + 6.250%), 02/25/2033	279,508	0.0
1,020,746	(4)	Fannie Mae REMIC Trust 2014-17 DS, 1.811%, (-1.000*US0001M + 6.200%), 02/25/2043	27,349	0.0
980,845	(4)	Fannie Mae REMIC Trust 2014-28 BS, 1.811%, (-1.000*US0001M + 6.200%), 08/25/2043	52,435	0.0
27,714,332	(4)	Fannie Mae REMIC Trust 2015-79 SA, 2.234%, (-1.000*US0001M + 6.250%), 11/25/2045	2,579,201	0.1
11,327,417	(4)	Fannie Mae REMIC Trust 2015-9 IO, 5.500%, 03/25/2045	2,357,630	0.0
18,155,249	(4)	Fannie Mae REMICS 16-60 SB, 1.711%, (-1.000*US0001M + 6.100%), 09/25/2046	1,505,865	0.0
52,538	(4)	Fannie Mae REMICS 1997-18 SG, 3.761%, (-1.000*US0001M + 8.100%), 03/17/2027	1,324	0.0
20,628	(4)	Fannie Mae REMICS 1997-91 FC, 0.000%, (US0001M + (8.500)%), 11/25/2023	51	0.0
29	(4)	Fannie Mae REMICS 1999-57 SC, 5.411%, (-1.000*US0001M + 9.750%), 11/17/2029	1	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

178,078	(4)	Fannie Mae REMICS 2001-72 SC, 1.000%, (-1.000*US0001M + 8.500%), 12/25/2031	3,776	0.0
34,922	(4)	Fannie Mae REMICS 2001-8 SK, 4.411%, (-1.000*US0001M + 8.750%), 03/18/2031	1,204	0.0
341,317	(4)	Fannie Mae REMICS 2003-49 SW, 2.611%, (-1.000*US0001M + 7.000%), 01/25/2033	31,041	0.0
3,038,676	(4)	Fannie Mae REMICS 2004-54 SN, 2.661%, (-1.000*US0001M + 7.050%), 07/25/2034	255,294	0.0
6,062,648	(4)	Fannie Mae REMICS 2005-75 ES, 1.661%, (-1.000*US0001M + 6.050%), 09/25/2035	468,519	0.0
519,071	(4)	Fannie Mae REMICS 2005-75 SP, 2.361%, (-1.000*US0001M + 6.750%), 08/25/2035	31,385	0.0
1,558,252	(4)	Fannie Mae REMICS 2006-56 SM, 2.361%, (-1.000*US0001M + 6.750%), 07/25/2036	122,822	0.0
387,427	(4)	Fannie Mae REMICS 2007-21 SB, 2.011%, (-1.000*US0001M + 6.400%), 03/25/2037	13,609	0.0
930,786	(4)	Fannie Mae REMICS 2007-52 NS, 2.061%, (-1.000*US0001M + 6.450%), 06/25/2037	88,274	0.0
809,866	(4)	Fannie Mae REMICS 2007-85 SM, 2.071%, (-1.000*US0001M + 6.460%), 09/25/2037	72,090	0.0
249,384		Fannie Mae REMICS 2008-16 Z, 5.500%, 03/25/2038	248,496	0.0
4,879,065	(4)	Fannie Mae REMICS 2009-66 SP, 1.711%, (-1.000*US0001M + 6.100%), 09/25/2039	298,081	0.0
3,114,048	(4)	Fannie Mae REMICS 2010-1 S, 1.861%, (-1.000*US0001M + 6.250%), 02/25/2040	284,120	0.0
4,931,784	(4)	Fannie Mae REMICS 2010-150 SJ, 2.091%, (-1.000*US0001M + 6.480%), 01/25/2041	503,240	0.0
946,788	(4)	Fannie Mae REMICS 2010-35 CS, 2.061%, (-1.000*US0001M + 6.450%), 04/25/2050	73,459	0.0
902,454		Fannie Mae REMICS 2011-10 ZC, 5.000%, 02/25/2041	898,191	0.0
5,106,006		Fannie Mae REMICS 2011-101 DB, 4.000%, 10/25/2041	4,861,602	0.1
2,994,783		Fannie Mae REMICS 2011-116 ZA, 3.500%, 11/25/2041	2,748,105	0.1
66,336		Fannie Mae REMICS 2011-127 UY, 3.500%, 12/25/2041	59,999	0.0
6,125,604		Fannie Mae REMICS 2011-136 PZ, 4.000%, 01/25/2042	5,852,229	0.1
6,280,503	(4)	Fannie Mae REMICS 2011-47 GS, 1.541%, (-1.000*US0001M + 5.930%), 06/25/2041	416,534	0.0
1,877,832		Fannie Mae REMICS 2011-8 ZA, 4.000%, 02/25/2041	1,790,581	0.0
4,379,969		Fannie Mae REMICS 2011-84 Z, 5.250%, 09/25/2041	4,326,917	0.1
6,530,310		Fannie Mae REMICS 2011-87 GB, 4.500%, 09/25/2041	6,407,828	0.1
1,930,903	(4)	Fannie Mae REMICS 2012-111 SL, 1.711%, (-1.000*US0001M + 6.100%), 05/25/2041	168,679	0.0
3,497,978		Fannie Mae REMICS 2012-111 ZK, 3.500%, 10/25/2042	3,217,519	0.1
3,329,045	(4)	Fannie Mae REMICS 2012-120 WI, 3.000%, 11/25/2027	145,521	0.0
10,058,437		Fannie Mae REMICS 2012-15 PZ, 4.000%, 03/25/2042	9,304,245	0.1
4,575,645		Fannie Mae REMICS 2012-17 QZ, 4.000%, 03/25/2042	4,352,121	0.1
3,616,183		Fannie Mae REMICS 2012-2 HE, 4.000%, 02/25/2042	3,474,939	0.1
947,557		Fannie Mae REMICS 2012-30 AB, 4.000%, 04/25/2042	911,175	0.0
1,345,103		Fannie Mae REMICS 2012-33 BW, 4.000%, 04/25/2042	1,264,071	0.0
3,492		Fannie Mae REMICS 2012-44 KW, 3.500%, 05/25/2032	3,580	0.0
1,894,699		Fannie Mae REMICS 2012-55 PC, 3.500%, 05/25/2042	1,769,593	0.0
8,396,000		Fannie Mae REMICS 2012-63 MW, 4.000%, 05/25/2034	8,050,883	0.1
500,000		Fannie Mae REMICS 2012-80 MY, 3.250%, 08/25/2042	430,774	0.0
14,481,352		Fannie Mae REMICS 2012-94 LZ, 3.500%, 09/25/2042	13,265,629	0.2
2,514,567		Fannie Mae REMICS 2013-111 BA, 3.000%, 11/25/2033	2,351,713	0.0
1,403,000		Fannie Mae REMICS 2013-13 BE, 4.000%, 03/25/2043	1,339,120	0.0
169,125		Fannie Mae REMICS 2013-16 GD, 3.000%, 03/25/2033	164,284	0.0
4,256,401	(4)	Fannie Mae REMICS 2013-40 LS, 1.761%, (-1.000*US0001M + 6.150%), 05/25/2043	425,343	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

5,143,749	(4)	Fannie Mae REMICS 2013-70 BI, 3.000%, 07/25/2033	480,818	0.0
3,953,306		Fannie Mae REMICS 2013-70 JZ, 3.000%, 07/25/2043	3,403,906	0.1
6,527,164	(4)	Fannie Mae REMICS 2014-15 SB, 2.261%, (-1.000*US0001M + 6.650%), 04/25/2044	747,325	0.0
970,000		Fannie Mae REMICS 2014-61 PY, 3.500%, 10/25/2044	839,438	0.0
6,738,781	(4)	Fannie Mae REMICS 2014-70 IO, 5.500%, 10/25/2044	1,207,798	0.0
26,457,530	(4)	Fannie Mae REMICS 2014-79 KS, 1.761%, (-1.000*US0001M + 6.150%), 12/25/2044	2,886,405	0.1
18,195,935		Fannie Mae REMICS 2015-20 EZ, 3.500%, 04/25/2045	16,410,970	0.2
4,403,222	(4)	Fannie Mae REMICS 2015-56 IC, 6.000%, 08/25/2045	785,459	0.0
2,000,000		Fannie Mae REMICS 2015-67 AV, 3.500%, 01/25/2036	1,822,734	0.0
4,099,256		Fannie Mae REMICS 2015-67 QV, 3.000%, 12/25/2040	3,961,433	0.1
1,835,771	(4)	Fannie Mae REMICS 2015-76 PI, 6.000%, 09/25/2045	310,824	0.0
15,682,375	(4)	Fannie Mae REMICS 2015-86 BS, 1.311%, (-1.000*US0001M + 5.700%), 11/25/2045	927,503	0.0
25,624,776	(4)	Fannie Mae REMICS 2015-88 IO, 6.500%, 12/25/2045	6,357,996	0.1
5,562,624	(4)	Fannie Mae REMICS 2015-97 BI, 5.500%, 01/25/2046	1,010,996	0.0
3,519,898	(4)	Fannie Mae REMICS 2016-104 BI, 6.000%, 01/25/2047	695,358	0.0
5,574,549	(4)	Fannie Mae REMICS 2016-52 MI, 4.000%, 12/25/2045	899,624	0.0
23,636,726	(4)	Fannie Mae REMICS 2016-81 CS, 1.711%, (-1.000*US0001M + 6.100%), 11/25/2046	1,630,658	0.0
376,466		Fannie Mae REMICS 2016-9 D, 3.000%, 03/25/2046	342,054	0.0
19,656,645	(4)	Fannie Mae REMICS 2017-10 SA, 1.711%, (-1.000*US0001M + 6.100%), 03/25/2047	1,583,482	0.0
4,899,632		Fannie Mae REMICS 2017-108 ZD, 3.000%, 01/25/2048	3,717,536	0.1
4,863,887		Fannie Mae REMICS 2017-54 D, 3.000%, 07/25/2047	4,355,790	0.1
27,116,801	(4)	Fannie Mae REMICS 2018-15 SC, 1.911%, (-1.000*US0001M + 6.300%), 03/25/2048	2,579,244	0.1
3,802,278		Fannie Mae REMICS 2018-26 A, 3.500%, 04/25/2048	3,502,143	0.1
1,164,564		Fannie Mae REMICS 2018-38 LA, 3.000%, 06/25/2048	1,028,714	0.0
11,846,530		Fannie Mae REMICS 2018-73 AB, 3.000%, 10/25/2048	10,738,111	0.2
1,244,125		Fannie Mae REMICS 2018-8 AB, 3.500%, 10/25/2047	1,147,746	0.0
34,739,573	(4)	Fannie Mae REMICS 2018-82 SA, 1.811%, (-1.000*US0001M + 6.200%), 11/25/2048	3,044,653	0.1
7,910,231	(4)	Fannie Mae REMICS 2018-86 AS, 1.811%, (-1.000*US0001M + 6.200%), 12/25/2048	579,683	0.0
35,300,163	(4)	Fannie Mae REMICS 2018-86 SM, 1.811%, (-1.000*US0001M + 6.200%), 12/25/2048	2,895,616	0.1
29,585,294	(4)	Fannie Mae REMICS 2018-91 SB, 1.711%, (-1.000*US0001M + 6.100%), 12/25/2058	3,132,633	0.1
10,250,815	(4)	Fannie Mae REMICS 2019-21 AI, 5.000%, 05/25/2059	2,682,286	0.1
9,796,550	(4)	Fannie Mae REMICS 2019-30 SB, 1.711%, (-1.000*US0001M + 6.100%), 07/25/2049	853,375	0.0
15,136,440	(4)	Fannie Mae REMICS 2019-34 BS, 1.661%, (-1.000*US0001M + 6.050%), 07/25/2049	1,527,401	0.0
7,996,501	(4)	Fannie Mae REMICS 2019-39 SA, 1.711%, (-1.000*US0001M + 6.100%), 08/25/2049	662,256	0.0
53,897,624	(4)	Fannie Mae REMICS 2019-41 S, 1.611%, (-1.000*US0001M + 6.000%), 08/25/2059	4,233,820	0.1
5,403,507	(4)	Fannie Mae REMICS 2019-47 SB, 1.711%, (-1.000*US0001M + 6.100%), 05/25/2040	444,058	0.0
23,283,219	(4)	Fannie Mae REMICS 2020-35 IO, 5.000%, 06/25/2050	3,792,015	0.1
23,435,770	(4)	Fannie Mae REMICS 2020-44 DI, 2.500%, 07/25/2050	3,101,281	0.1
11,150,988	(4)	Fannie Mae REMICS 2020-44 EI, 3.500%, 09/25/2042	1,782,938	0.0
51,304,862	(4)	Fannie Mae REMICS 2021-1 BI, 3.000%, 02/25/2049	8,034,721	0.1
174,052,614	(4)	Fannie Mae REMICS 2021-10 AI, 3.000%, 03/25/2041	19,604,155	0.3

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

30,798,443	(4)	Fannie Mae REMICS 2021-22 BI, 4.000%, 04/25/2051	6,155,472	0.1
42,063,609	(4)	Fannie Mae REMICS 2021-41 MI, 5.000%, 06/25/2048	7,886,716	0.1
40,433,803	(4)	Fannie Mae REMICS 2021-55 SA, 6.970%, (-1.000*SOFR30A + 3.150%), 08/25/2061	832,799	0.0
87,692,078	(4)	Fannie Mae REMICS 2021-77 AI, 3.500%, 11/25/2051	17,278,338	0.2
28,572,420	(4)	Fannie Mae REMICS 2021-8 TI, 4.000%, 03/25/2051	5,708,167	0.1
17,962,018	(4)	Fannie Mae REMICS 2021-81 LI, 2.500%, 11/25/2051	2,653,423	0.1
70,341,702	(4)	Fannie Mae REMICS 2021-93 AI, 3.000%, 01/25/2052	11,465,712	0.2
18,084,988		Fannie Mae REMICS 2022-5 CZ, 2.500%, 02/25/2052	11,242,636	0.2
561		Fannie Mae REMICS G93-35 ZQ, 6.500%, 11/25/2023	560	0.0
1,848,082		Fannie Mae REMICS Trust 2010-53 JZ, 5.000%, 07/25/2040	1,721,019	0.0
17,334,353	(4)	Fannie Mae Series 2013-44 DI, 3.000%, 05/25/2033	1,612,124	0.0
1,008,829	(4)	Fannie Mae Series 2013-72 YS, 1.761%, (-1.000*US0001M + 6.150%), 07/25/2033	67,631	0.0
16,192	(4)	FHLMC-GNMA 20 S, 4.511%, (-1.000*US0001M + 8.900%), 10/25/2023	191	0.0
532,016		First Horizon Alternative Mortgage Securities Trust 2006-FA8 1A11, 6.000%, 02/25/2037	229,671	0.0
1,085,452	(1),(3)	First Republic Mortgage Trust 2020-1 B2, 2.884%, 04/25/2050	847,621	0.0
1,773,907	(1),(3)	Flagstar Mortgage Trust 2018-1 B1, 3.950%, 03/25/2048	1,509,243	0.0
2,313,174	(1),(3)	Flagstar Mortgage Trust 2018-1 B3, 3.950%, 03/25/2048	1,948,490	0.0
1,189,013	(1),(3)	Flagstar Mortgage Trust 2018-2 B2, 4.001%, 04/25/2048	1,002,142	0.0
814,586	(1),(3)	Flagstar Mortgage Trust 2018-3INV A3, 4.000%, 05/25/2048	748,958	0.0
904,870	(1),(3)	Flagstar Mortgage Trust 2018-4 B3, 4.202%, 07/25/2048	782,151	0.0
1,711,821	(1),(3)	Flagstar Mortgage Trust 2018-5 B3, 4.475%, 09/25/2048	1,359,319	0.0
2,847,598	(1),(3)	Flagstar Mortgage Trust 2018-6RR B3, 4.920%, 10/25/2048	2,488,147	0.0
2,865	(1),(3)	Flagstar Mortgage Trust 2019-2 B1, 4.027%, 12/25/2049	2,544	0.0
1,382,854	(1),(3)	Flagstar Mortgage Trust 2019-2 B2, 4.027%, 12/25/2049	1,188,767	0.0
1,947,265	(1),(3)	Flagstar Mortgage Trust 2020-1NV B1A, 4.221%, 03/25/2050	1,556,553	0.0
2,357,015	(1),(3)	Flagstar Mortgage Trust 2020-1NV B2A, 4.221%, 03/25/2050	1,880,168	0.0
10,501,423		Freddie Mac 326 350, 3.500%, 03/15/2044	9,675,602	0.1
5,883,274	(4)	Freddie Mac 3510 AS, 2.092%, (-1.000*US0001M + 6.410%), 04/15/2037	560,125	0.0
3,943,000	(4)	Freddie Mac 4191 SA, 1.882%, (-1.000*US0001M + 6.200%), 03/15/2043	318,780	0.0
4,807,268		Freddie Mac 4316 XZ, 4.500%, 03/15/2044	4,626,029	0.1
443,140		Freddie Mac Reference Series R007 ZA, 6.000%, 05/15/2036	455,019	0.0
195,546		Freddie Mac Reference Series R008 ZA, 6.000%, 07/15/2036	199,814	0.0
51,487		Freddie Mac REMIC Trust 2110 PG, 6.000%, 01/15/2029	52,280	0.0
46,509		Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	47,043	0.0
345,585		Freddie Mac REMIC Trust 2143 ZB, 6.000%, 04/15/2029	354,497	0.0
153,552		Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/2032	155,964	0.0
46,581	(4)	Freddie Mac REMIC Trust 2594 IY, 6.000%, 04/15/2033	8,070	0.0
334,036		Freddie Mac REMIC Trust 2845 QH, 5.000%, 08/15/2034	334,657	0.0
70,293		Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/2034	70,966	0.0
114,012		Freddie Mac REMIC Trust 2930 ZL, 5.000%, 02/15/2035	113,524	0.0
175,419		Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/2035	175,932	0.0
3,681,900	(4)	Freddie Mac REMIC Trust 3045 DI, 2.412%, (-1.000*US0001M + 6.730%), 10/15/2035	314,481	0.0
638,699		Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/2036	639,668	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

637,810	(4)	Freddie Mac REMIC Trust 3171 PS, 2.167%, (-1.000*US0001M + 6.485%), 06/15/2036	41,551	0.0
3,863,639	(4)	Freddie Mac REMIC Trust 3199 S, 2.132%, (-1.000*US0001M + 6.450%), 08/15/2036	365,994	0.0
302,636		Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/2037	302,278	0.0
93,855		Freddie Mac REMIC Trust 3394 ZY, 6.000%, 11/15/2037	95,845	0.0
162,286	(3)	Freddie Mac REMIC Trust 3524 LA, 5.079%, 03/15/2033	155,747	0.0
13,082		Freddie Mac REMIC Trust 3556 NT, 7.418%, (US0001M + 3.100%), 03/15/2038	13,253	0.0
3,468,092		Freddie Mac REMIC Trust 3639 ZN, 5.500%, 12/15/2034	3,525,014	0.1
301,491		Freddie Mac REMIC Trust 3662 ZB, 5.500%, 08/15/2036	311,777	0.0
225,353		Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/2037	225,007	0.0
736,756	(4)	Freddie Mac REMIC Trust 3856 KS, 2.232%, (-1.000*US0001M + 6.550%), 05/15/2041	71,432	0.0
292,336	(4)	Freddie Mac REMIC Trust 3925 SD, 1.732%, (-1.000*US0001M + 6.050%), 07/15/2040	8,611	0.0
1,286,677	(4)	Freddie Mac REMIC Trust 3925 SL, 1.732%, (-1.000*US0001M + 6.050%), 01/15/2041	27,060	0.0
150,612		Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	147,433	0.0
749,398	(4)	Freddie Mac REMIC Trust 4088 CS, 1.682%, (-1.000*US0001M + 6.000%), 08/15/2042	71,298	0.0
4,187,007	(4)	Freddie Mac REMIC Trust 4161 WI, 3.000%, 02/15/2033	366,457	0.0
2,023,106	(4)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	334,115	0.0
2,708,941		Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/2033	2,517,949	0.1
1,055,543		Freddie Mac REMIC Trust 4246 ZX, 4.500%, 04/15/2041	1,031,356	0.0
856,642	(4)	Freddie Mac REMIC Trust 4293 KI, 4.500%, 08/15/2043	107,698	0.0
5,575,697		Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/2044	5,298,798	0.1
7,484,287		Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/2044	7,080,356	0.1
626,116		Freddie Mac REMIC Trust 4370 AD, 3.000%, 08/15/2040	614,629	0.0
2,710,596	(4)	Freddie Mac REMIC Trust 4386 LS, 1.782%, (-1.000*US0001M + 6.100%), 09/15/2044	255,945	0.0
23,236,043	(4)	Freddie Mac REMIC Trust 5103 HI, 4.000%, 05/25/2051	4,596,345	0.1
3,232	(4)	Freddie Mac REMICS 2074 S, 4.361%, (-1.000*US0001M + 8.700%), 07/17/2028	26	0.0
5,745	(4)	Freddie Mac REMICS 2232 SA, 4.261%, (-1.000*US0001M + 8.600%), 05/17/2030	122	0.0
5,364	(4)	Freddie Mac REMICS 2301 SP, 4.932%, (-1.000*US0001M + 9.250%), 04/15/2031	153	0.0
389,968	(4)	Freddie Mac REMICS 2993 GS, 1.832%, (-1.000*US0001M + 6.150%), 06/15/2025	4,094	0.0
587,307	(4)	Freddie Mac REMICS 3006 SI, 2.422%, (-1.000*US0001M + 6.740%), 07/15/2035	57,652	0.0
613,374	(4)	Freddie Mac REMICS 3006 YI, 2.422%, (-1.000*US0001M + 6.740%), 07/15/2035	56,649	0.0
3,507,352	(4)	Freddie Mac REMICS 3213 JS, 2.882%, (-1.000*US0001M + 7.200%), 09/15/2036	414,790	0.0
7,093,064	(4)	Freddie Mac REMICS 3346 SC, 2.232%, (-1.000*US0001M + 6.550%), 10/15/2033	575,030	0.0
860,242	(4)	Freddie Mac REMICS 3375 QI, 0.600%, (-10.000*US0001M + 64.600%), 10/15/2037	19,131	0.0
5,645,341	(4)	Freddie Mac REMICS 3629 CS, 2.032%, (-1.000*US0001M + 6.350%), 01/15/2040	554,712	0.0
2,193,668		Freddie Mac REMICS 3736 ZP, 4.000%, 10/15/2040	2,060,997	0.0
1,610,353		Freddie Mac REMICS 3740 KE, 4.000%, 10/15/2040	1,512,960	0.0
20,153,408		Freddie Mac REMICS 3753 KZ, 4.500%, 11/15/2040	19,707,268	0.3
4,129,548		Freddie Mac REMICS 3775 GZ, 4.500%, 12/15/2040	3,811,725	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

1,900,000		Freddie Mac REMICS 3820 NC, 4.500%, 03/15/2041	1,863,361	0.0
814,836		Freddie Mac REMICS 3843 JZ, 5.100%, 04/15/2041	808,984	0.0
394,226		Freddie Mac REMICS 3848 WX, 5.000%, 04/15/2041	397,336	0.0
2,650,000		Freddie Mac REMICS 3890 ME, 5.000%, 07/15/2041	2,663,211	0.1
2,100,987		Freddie Mac REMICS 3893 PU, 4.000%, 07/15/2041	2,010,968	0.0
4,023,990		Freddie Mac REMICS 3919 BY, 4.000%, 09/15/2041	3,814,531	0.1
7,833,366		Freddie Mac REMICS 3919 ZB, 4.000%, 09/15/2041	7,419,173	0.1
3,233,923		Freddie Mac REMICS 3923 GY, 4.000%, 09/15/2041	3,089,170	0.1
1,404,363		Freddie Mac REMICS 3934 CB, 4.000%, 10/15/2041	1,331,780	0.0
359,239		Freddie Mac REMICS 3934 KB, 5.000%, 10/15/2041	360,473	0.0
4,020,684		Freddie Mac REMICS 3982 LZ, 4.000%, 01/15/2042	3,810,572	0.1
874,097		Freddie Mac REMICS 3997 PB, 4.000%, 02/15/2042	841,298	0.0
2,843,790	(4)	Freddie Mac REMICS 4057 SN, 2.332%, (-1.000*US0001M + 6.650%), 12/15/2041	209,995	0.0
2,683,623		Freddie Mac REMICS 4057 ZB, 3.500%, 06/15/2042	2,514,004	0.0
12,471,665		Freddie Mac REMICS 4084 TZ, 4.000%, 07/15/2042	11,700,783	0.2
1,551,379	(4)	Freddie Mac REMICS 4090 SN, 2.382%, (-1.000*US0001M + 6.700%), 08/15/2032	117,771	0.0
637,744		Freddie Mac REMICS 4100 JA, 3.500%, 10/15/2041	609,126	0.0
2,128,000		Freddie Mac REMICS 4193 BP, 4.000%, 04/15/2043	1,956,148	0.0
2,080,000		Freddie Mac REMICS 4235 QD, 3.000%, 08/15/2033	1,920,752	0.0
24,555,777	(4)	Freddie Mac REMICS 4301 SD, 1.782%, (-1.000*US0001M + 6.100%), 07/15/2037	1,753,985	0.0
7,384,692		Freddie Mac REMICS 4310 BZ, 4.000%, 02/15/2044	7,004,111	0.1
2,850,996		Freddie Mac REMICS 4401 BL, 3.500%, 10/15/2034	2,680,647	0.1
9,497,243	(4)	Freddie Mac REMICS 4407 CS, 1.882%, (-1.000*US0001M + 6.200%), 06/15/2044	733,210	0.0
13,905,263	(4)	Freddie Mac REMICS 4407 PS, 1.282%, (-1.000*US0001M + 5.600%), 06/15/2044	794,449	0.0
6,322,689		Freddie Mac REMICS 4444 CZ, 3.000%, 02/15/2045	5,365,012	0.1
13,330,723	(4)	Freddie Mac REMICS 4461 AS, 1.282%, (-1.000*US0001M + 5.600%), 04/15/2045	879,470	0.0
3,124,000		Freddie Mac REMICS 4492 VB, 3.500%, 05/15/2035	2,947,721	0.1
89,203		Freddie Mac REMICS 4500 HC, 3.000%, 11/15/2042	87,766	0.0
2,913,000		Freddie Mac REMICS 4505 PB, 3.000%, 08/15/2045	2,465,011	0.0
8,068,266		Freddie Mac REMICS 4545 PL, 3.500%, 01/15/2046	7,132,842	0.1
12,189,920	(4)	Freddie Mac REMICS 4574 ST, 1.682%, (-1.000*US0001M + 6.000%), 04/15/2046	1,305,186	0.0
64,224,024	(4)	Freddie Mac REMICS 4585 AS, 1.782%, (-1.000*US0001M + 6.100%), 05/15/2046	5,546,836	0.1
4,203,783		Freddie Mac REMICS 4608 JV, 3.500%, 01/15/2055	3,398,428	0.1
18,164,537	(4)	Freddie Mac REMICS 4611 BS, 1.782%, (-1.000*US0001M + 6.100%), 06/15/2041	1,546,972	0.0
10,942,022		Freddie Mac REMICS 4664 KZ, 3.500%, 02/15/2047	9,873,462	0.1
5,669,501		Freddie Mac REMICS 4680 GZ, 3.500%, 03/15/2047	4,930,117	0.1
6,403,035		Freddie Mac REMICS 4682 HZ, 3.500%, 04/15/2047	5,895,211	0.1
2,221,062		Freddie Mac REMICS 4700 KZ, 3.500%, 07/15/2047	1,934,379	0.0
4,055,520		Freddie Mac REMICS 4753 VZ, 3.000%, 12/15/2047	3,077,372	0.1
3,320,543		Freddie Mac REMICS 4755 Z, 3.000%, 02/15/2048	2,806,694	0.1
35,520,778		Freddie Mac REMICS 4771 HZ, 3.500%, 03/15/2048	30,955,548	0.4
1,202,649		Freddie Mac REMICS 4772 VG, 4.500%, 08/15/2036	1,188,917	0.0
16,096,994		Freddie Mac REMICS 4776 AZ, 4.000%, 07/15/2047	15,152,761	0.2

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

438,829		Freddie Mac REMICS 4787 PY, 4.000%, 05/15/2048	413,114	0.0
8,687,395		Freddie Mac REMICS 4795 D, 5.000%, 05/15/2048	8,627,155	0.1
2,252,007		Freddie Mac REMICS 4834 AZ, 3.500%, 10/15/2048	2,079,278	0.0
37,389,053	(4)	Freddie Mac REMICS 4879 DS, 1.782%, (-1.000*US0001M + 6.100%), 08/15/2034	2,485,707	0.0
31,085,908	(4)	Freddie Mac REMICS 4892 SA, 1.732%, (-1.000*US0001M + 6.050%), 07/15/2049	3,221,779	0.1
1,632,872		Freddie Mac REMICS 4904 HB, 3.000%, 08/25/2049	1,254,225	0.0
8,338,573	(4)	Freddie Mac REMICS 4906 SQ, 1.661%, (-1.000*US0001M + 6.050%), 09/25/2049	866,584	0.0
606,535		Freddie Mac REMICS 4914 DB, 3.000%, 09/25/2049	442,610	0.0
2,188,103		Freddie Mac REMICS 4941 CZ, 3.000%, 11/25/2049	1,824,010	0.0
3,077,521		Freddie Mac REMICS 4941 WZ, 3.000%, 11/25/2049	2,722,118	0.1
5,085,094		Freddie Mac REMICS 4950 KE, 2.500%, 12/25/2049	4,483,089	0.1
58,065,594	(4)	Freddie Mac REMICS 4998 AI, 3.500%, 12/25/2049	11,691,205	0.2
54,195,284	(4)	Freddie Mac REMICS 5014 HI, 4.000%, 09/25/2050	10,872,669	0.2
34,087,912	(4)	Freddie Mac REMICS 5019 HI, 3.500%, 10/25/2050	6,269,479	0.1
24,744,060	(4)	Freddie Mac REMICS 5045 BS, 2.272%, (-1.000*SOFR30A + 6.200%), 11/25/2050	3,471,750	0.1
10,735,016	(4)	Freddie Mac REMICS 5048 IN, 2.500%, 12/25/2050	1,580,754	0.0
108,857,764	(4)	Freddie Mac REMICS 5051 BI, 3.000%, 11/25/2050	17,755,180	0.3
30,531,767	(4)	Freddie Mac REMICS 5072 NI, 3.000%, 01/25/2050	5,040,593	0.1
47,896,059	(4)	Freddie Mac REMICS 5082 IQ, 3.000%, 03/25/2051	7,866,856	0.1
24,963,916	(4)	Freddie Mac REMICS 5113 AI, 4.000%, 06/25/2041	4,051,479	0.1
74,224,618	(4)	Freddie Mac REMICS 5117 IO, 3.000%, 06/25/2051	11,182,102	0.2
30,093,254	(4)	Freddie Mac REMICS 5128 IC, 5.500%, 09/25/2041	6,073,742	0.1
1,580,167		Freddie Mac REMICS 5228 EC, 4.000%, 02/25/2050	1,465,052	0.0
12,743,104		Freddie Mac Series 4348 ZX, 4.250%, 06/15/2044	12,133,907	0.2
4,013,457	(1)	Freddie Mac STACR Remic Trust 2020-DNA2 M2, 6.239%, (US0001M + 1.850%), 02/25/2050	4,006,955	0.1
1,731,070	(1)	Freddie Mac STACR REMIC Trust 2020-HQA1 M2, 6.289%, (US0001M + 1.900%), 01/25/2050	1,715,647	0.0
8,740,000	(1)	Freddie Mac Stacr Remic Trust 2020-HQA2 B1, 8.489%, (US0001M + 4.100%), 03/25/2050	8,610,107	0.1
3,201,704	(1)	Freddie Mac Stacr Remic Trust 2020-HQA2 M2, 7.489%, (US0001M + 3.100%), 03/25/2050	3,248,388	0.1
3,825,000	(1)	Freddie Mac STACR REMIC Trust 2021-DNA6 B1, 7.328%, (SOFR30A + 3.400%), 10/25/2041	3,576,691	0.1
1,000,000	(1)	Freddie Mac STACR REMIC Trust 2021-DNA7 M2, 5.728%, (SOFR30A + 1.800%), 11/25/2041	940,839	0.0
3,390,000	(1)	Freddie Mac STACR REMIC Trust 2021-HQA1 M2, 6.178%, (SOFR30A + 2.250%), 08/25/2033	3,199,477	0.1
6,500,000	(1)	Freddie Mac STACR REMIC Trust 2021-HQA3 M2, 6.028%, (SOFR30A + 2.100%), 09/25/2041	5,740,902	0.1
15,000,000	(1)	Freddie Mac STACR REMIC Trust 2021-HQA4 B1, 7.678%, (SOFR30A + 3.750%), 12/25/2041	12,904,118	0.2
10,000,000	(1)	Freddie Mac STACR REMIC Trust 2021-HQA4 M2, 6.278%, (SOFR30A + 2.350%), 12/25/2041	8,856,190	0.1
13,500,000	(1)	Freddie Mac STACR REMIC Trust 2022-DNA1 B1, 7.328%, (SOFR30A + 3.400%), 01/25/2042	12,030,458	0.2
9,200,000	(1)	Freddie Mac STACR REMIC Trust 2022-DNA1 M1B, 5.778%, (SOFR30A + 1.850%), 01/25/2042	8,743,030	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

7,000,000	(1)	Freddie Mac STACR REMIC Trust 2022-DNA1 M2, 6.428%, (SOFR30A + 2.500%), 01/25/2042	6,340,088	0.1
1,400,000	(1)	Freddie Mac STACR REMIC Trust 2022-DNA4 M2, 9.178%, (SOFR30A + 5.250%), 05/25/2042	1,402,902	0.0
2,700,000	(1)	Freddie Mac STACR REMIC Trust 2022-HQA1 M2, 9.178%, (SOFR30A + 5.250%), 03/25/2042	2,629,100	0.1
3,500,000	(1)	Freddie Mac STACR REMIC Trust 2022-HQA3 M2, 9.278%, (SOFR30A + 5.350%), 08/25/2042	3,325,143	0.1
2,667,734		Freddie Mac Strips 277 30, 3.000%, 09/15/2042	2,385,156	0.0
5,551,307	(4)	Freddie Mac Strips 303 C17, 3.500%, 01/15/2043	885,896	0.0
832,234	(3),(4)	Freddie Mac Strips 344 68, 3.000%, 02/15/2045	97,723	0.0
263,787	(3),(4)	Freddie Mac Strips 344 89, 4.500%, 02/15/2045	46,412	0.0
3,632,287	(4)	Freddie Mac Strips 344 C13, 4.500%, 02/15/2045	736,999	0.0
5,272,950	(4)	Freddie Mac Strips 344 C18, 4.000%, 02/15/2045	988,861	0.0
2,586,371	(3),(4)	Freddie Mac Strips 344 C18, 4.000%, 02/15/2045	420,068	0.0
3,164,237	(3),(4)	Freddie Mac Strips 344 C19, 3.500%, 02/15/2045	410,589	0.0
5,150,613	(4)	Freddie Mac Strips 344 C2, 4.000%, 02/15/2045	961,433	0.0
4,357,211	(4)	Freddie Mac Strips 344 C4, 4.000%, 02/15/2045	801,997	0.0
7,349,361	(4)	Freddie Mac Strips 344 C5, 3.500%, 02/15/2045	1,230,704	0.0
7,530,874	(4)	Freddie Mac Strips 344 C6, 4.000%, 02/15/2045	1,410,713	0.0
4,101,193	(4)	Freddie Mac Strips 344 C7, 4.000%, 02/15/2045	773,018	0.0
3,757,831	(4)	Freddie Mac Strips 344 C9, 3.500%, 02/15/2045	613,419	0.0
3,345,169	(4)	Freddie Mac Strips 344 C9, 3.500%, 02/15/2045	556,326	0.0
8,882,128	(4)	Freddie Mac Strips 347 C14, 3.500%, 02/15/2044	1,526,022	0.0
5,271,842	(4)	Freddie Mac Strips 347 C22, 4.000%, 02/15/2044	971,628	0.0
5,800,185	(4)	Freddie Mac Strips 347 C23, 4.000%, 02/15/2044	1,070,029	0.0
5,469,543	(4)	Freddie Mac Strips 347 C24, 4.000%, 02/15/2044	994,229	0.0
4,922,481	(4)	Freddie Mac Strips 347 C25, 4.000%, 02/15/2044	894,535	0.0
6,732,306	(4)	Freddie Mac Strips 347 C26, 4.000%, 02/15/2044	1,274,523	0.0
6,252,657	(4)	Freddie Mac Strips 347 C28, 4.500%, 02/15/2044	1,288,965	0.0
9,921,282	(4)	Freddie Mac Strips 347 C5, 3.000%, 05/15/2043	1,522,329	0.0
21,556,231	(4)	Freddie Mac Strips 365 C23, 3.500%, 10/15/2047	3,722,261	0.1
27,709,032	(4)	Freddie Mac Strips Series 311 S1, 1.632%, (-1.000*US0001M + 5.950%), 08/15/2043	2,944,705	0.1
6,000,000	(1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2, 6.228%, (SOFR30A + 2.300%), 08/25/2033	5,936,090	0.1
5,000,000	(1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 B1, 7.578%, (SOFR30A + 3.650%), 11/25/2041	4,659,716	0.1
2,300,000	(1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA5 M2, 10.678%, (SOFR30A + 6.750%), 06/25/2042	2,417,801	0.0
5,150,000	(1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA2 M2, 9.928%, (SOFR30A + 6.000%), 07/25/2042	5,107,385	0.1
900,748	(3)	Freddie Mac Structured Pass Through Certificates T-48 1A, 4.405%, 07/25/2033	859,525	0.0
616,850	(1),(3)	Galton Funding Mortgage Trust 2018-2 A51, 4.500%, 10/25/2058	584,352	0.0
3,777,037	(1),(3)	Galton Funding Mortgage Trust 2018-2 B2, 4.629%, 10/25/2058	3,252,625	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

1,178,752	(4)	Ginnie Mae 2005-37 SI, 1.797%, (-1.000*US0001M + 6.150%), 05/20/2035	86,938	0.0
1,020,621	(4)	Ginnie Mae 2007-23 ST, 1.847%, (-1.000*US0001M + 6.200%), 04/20/2037	75,920	0.0
1,268,756	(4)	Ginnie Mae 2007-40 SE, 2.397%, (-1.000*US0001M + 6.750%), 07/20/2037	140,564	0.0
831,069	(4)	Ginnie Mae 2007-7 EI, 1.847%, (-1.000*US0001M + 6.200%), 02/20/2037	74,951	0.0
2,959,717	(4)	Ginnie Mae 2010-11 SA, 2.094%, (-1.000*US0001M + 6.420%), 01/16/2040	280,916	0.0
1,305,762	(4)	Ginnie Mae 2010-14 SB, 2.447%, (-1.000*US0001M + 6.800%), 11/20/2035	134,452	0.0
995,489	(4)	Ginnie Mae 2010-99 IT, 5.000%, 08/16/2040	135,874	0.0
7,527,828		Ginnie Mae 2013-170 ZD, 2.500%, 11/16/2043	6,478,732	0.1
412,216		Ginnie Mae 2013-69 KA, 1.250%, 08/20/2042	363,415	0.0
4,403,136		Ginnie Mae 2018-1 LZ, 3.000%, 01/20/2048	3,713,631	0.1
16,616,812	(4)	Ginnie Mae 2018-167 CS, 1.747%, (-1.000*US0001M + 6.100%), 12/20/2048	1,495,541	0.0
316,542	(4)	Ginnie Mae Series 2005-7 AH, 2.444%, (-1.000*US0001M + 6.770%), 02/16/2035	25,207	0.0
6,183,776	(4)	Ginnie Mae Series 2007-17 IC, 1.924%, (-1.000*US0001M + 6.250%), 04/16/2037	369,877	0.0
6,697,863	(4)	Ginnie Mae Series 2007-41 SL, 2.347%, (-1.000*US0001M + 6.700%), 07/20/2037	642,971	0.0
762,776	(4)	Ginnie Mae Series 2008-2 SW, 2.197%, (-1.000*US0001M + 6.550%), 01/20/2038	79,421	0.0
385,995	(4)	Ginnie Mae Series 2008-35 SN, 2.047%, (-1.000*US0001M + 6.400%), 04/20/2038	30,493	0.0
216,026	(4)	Ginnie Mae Series 2008-40 PS, 2.174%, (-1.000*US0001M + 6.500%), 05/16/2038	16,925	0.0
583,855	(4)	Ginnie Mae Series 2009-25 KS, 1.847%, (-1.000*US0001M + 6.200%), 04/20/2039	56,098	0.0
430,139		Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/2039	430,586	0.0
397,676		Ginnie Mae Series 2009-31 ZL, 4.500%, 05/20/2039	395,475	0.0
8,859,217		Ginnie Mae Series 2009-33 ZB, 6.000%, 05/20/2039	8,783,779	0.1
838,825		Ginnie Mae Series 2009-34 Z, 4.500%, 05/16/2039	830,680	0.0
976,825		Ginnie Mae Series 2009-98 DA, 3.250%, 07/16/2039	936,697	0.0
2,322,211		Ginnie Mae Series 2010-108 WL, 4.000%, 04/16/2040	2,237,619	0.0
1,073,947	(4)	Ginnie Mae Series 2010-116 NS, 2.324%, (-1.000*US0001M + 6.650%), 09/16/2040	80,885	0.0
3,342,942	(4)	Ginnie Mae Series 2010-116 SK, 2.267%, (-1.000*US0001M + 6.620%), 08/20/2040	303,140	0.0
3,279,247	(4)	Ginnie Mae Series 2010-149 HS, 1.774%, (-1.000*US0001M + 6.100%), 05/16/2040	70,929	0.0
348,650		Ginnie Mae Series 2010-164 MD, 4.000%, 12/20/2040	334,680	0.0
1,288,946	(4)	Ginnie Mae Series 2010-168 BI, 5.000%, 04/20/2040	210,683	0.0
769,204	(4)	Ginnie Mae Series 2010-68 MS, 1.497%, (-1.000*US0001M + 5.850%), 06/20/2040	65,292	0.0
1,133,661		Ginnie Mae Series 2011-52 PA, 4.250%, 02/16/2041	1,116,846	0.0
1,847,528	(4)	Ginnie Mae Series 2011-72 SA, 1.024%, (-1.000*US0001M + 5.350%), 05/16/2041	126,573	0.0
436,810	(4)	Ginnie Mae Series 2011-73 LS, 2.337%, (-1.000*US0001M + 6.690%), 08/20/2039	2,198	0.0
242,694	(4)	Ginnie Mae Series 2012-91 QI, 4.500%, 09/20/2041	21,977	0.0
2,675,530	(4)	Ginnie Mae Series 2013-111 SA, 2.347%, (-1.000*US0001M + 6.700%), 07/20/2043	314,003	0.0
816,467		Ginnie Mae Series 2013-116 KB, 3.500%, 12/20/2042	792,167	0.0
3,689,854	(4)	Ginnie Mae Series 2013-167 PI, 5.500%, 11/20/2043	613,157	0.0
74,387		Ginnie Mae Series 2013-27 KA, 2.250%, 02/20/2043	66,793	0.0
381,159	(4)	Ginnie Mae Series 2014-10 GI, 4.500%, 01/16/2029	10,963	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

2,630,992	(4)	Ginnie Mae Series 2014-185 SB, 1.247%, (-1.000*US0001M + 5.600%), 12/20/2044	183,522	0.0
1,798,646	(4)	Ginnie Mae Series 2014-3 QS, 1.797%, (-1.000*US0001M + 6.150%), 03/20/2043	94,023	0.0
4,457,382	(4)	Ginnie Mae Series 2014-3 SU, 1.697%, (-1.000*US0001M + 6.050%), 07/20/2039	395,835	0.0
2,557,538	(4)	Ginnie Mae Series 2014-56 SP, 1.874%, (-1.000*US0001M + 6.200%), 12/16/2039	176,952	0.0
6,480,438	(4)	Ginnie Mae Series 2014-58 SG, 1.274%, (-1.000*US0001M + 5.600%), 04/16/2044	362,030	0.0
17,188,215	(4)	Ginnie Mae Series 2015-110 MS, 1.357%, (-1.000*US0001M + 5.710%), 08/20/2045	1,388,646	0.0
1,521,534		Ginnie Mae Series 2015-27 PB, 3.000%, 08/20/2044	1,475,259	0.0
15,279,805	(4)	Ginnie Mae Series 2016-160 GS, 1.747%, (-1.000*US0001M + 6.100%), 11/20/2046	1,714,629	0.0
402,296		Ginnie Mae Series 2016-44 JA, 3.500%, 03/20/2046	368,885	0.0
33,440,162	(4)	Ginnie Mae Series 2016-6 SB, 1.297%, (-1.000*US0001M + 5.650%), 01/20/2046	2,655,865	0.1
7,608,331	(4)	Ginnie Mae Series 2017-101 SA, 1.847%, (-1.000*US0001M + 6.200%), 07/20/2047	814,679	0.0
16,386,372	(4)	Ginnie Mae Series 2017-163 SH, 1.847%, (-1.000*US0001M + 6.200%), 11/20/2047	1,842,153	0.0
330,000		Ginnie Mae Series 2018-104 HZ, 3.500%, 08/20/2048	267,868	0.0
1,251,933		Ginnie Mae Series 2018-120 DE, 3.500%, 09/20/2048	1,175,595	0.0
197,460		Ginnie Mae Series 2018-122 GZ, 3.500%, 09/20/2048	166,464	0.0
1,718,568		Ginnie Mae Series 2018-126 A, 3.500%, 09/20/2048	1,620,024	0.0
197,367		Ginnie Mae Series 2018-147 KZ, 3.750%, 10/20/2048	167,892	0.0
176,532		Ginnie Mae Series 2019-100 JB, 3.000%, 08/20/2049	139,849	0.0
532,322		Ginnie Mae Series 2019-100 KB, 3.000%, 08/20/2049	421,019	0.0
1,349,931		Ginnie Mae Series 2019-100 MC, 3.000%, 08/20/2049	1,012,348	0.0
21,963,414	(4)	Ginnie Mae Series 2019-159 SM, 1.697%, (-1.000*US0001M + 6.050%), 12/20/2049	2,457,442	0.0
1,081,376		Ginnie Mae Series 2019-23 NG, 3.500%, 02/20/2049	917,028	0.0
71,326		Ginnie Mae Series 2019-54 AB, 3.000%, 04/20/2049	57,560	0.0
798,785		Ginnie Mae Series 2019-78 MB, 3.000%, 06/20/2049	626,957	0.0
416,445		Ginnie Mae Series 2019-89 KB, 3.000%, 07/20/2049	332,551	0.0
299,424		Ginnie Mae Series 2019-89 WB, 3.000%, 07/20/2049	232,441	0.0
22,364,724	(4)	Ginnie Mae Series 2020-188 PI, 3.500%, 06/20/2050	3,628,591	0.1
21,652,681	(4)	Ginnie Mae Series 2020-32 SG, 1.747%, (-1.000*US0001M + 6.100%), 03/20/2050	2,239,374	0.0
33,859,995	(4)	Ginnie Mae Series 2020-46 BS, 7.742%, (-1.000*US0001M + 3.350%), 04/20/2050	562,836	0.0
17,142,557	(4)	Ginnie Mae Series 2020-77 JS, 1.747%, (-1.000*US0001M + 6.100%), 10/20/2048	1,253,465	0.0
93,553,415	(4)	Ginnie Mae Series 2021-139 PI, 2.500%, 08/20/2051	12,827,146	0.2
328,831	(1),(3)	GS Mortage-Backed Securities Trust 2020-PJ1 A1, 3.500%, 05/25/2050	287,695	0.0
527,382	(1),(3)	GS Mortage-Backed Securities Trust 2020-PJ1 A4, 3.500%, 05/25/2050	444,203	0.0
1,315,390	(1),(3)	GS Mortage-Backed Securities Trust 2020-PJ1 A8, 3.500%, 05/25/2050	1,150,836	0.0
429,419	(1),(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	406,321	0.0
2,861,945	(1),(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 B3, 4.336%, 11/25/2049	2,329,076	0.0
1,090,025	(1),(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B1, 3.986%, 03/25/2050	940,184	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

1,563,418	(1),(3)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ3 B2A, 3.420%, 10/25/2050	1,190,785	0.0
952,434	(1),(3)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ3 B4, 3.420%, 10/25/2050	686,799	0.0
1,440,281	(1),(3)	GS Mortgage-Backed Securities Trust 2021-GR3 B4, 3.390%, 04/25/2052	914,904	0.0
116,809		GSR Mortgage Loan Trust 2007-1F 3A13, 6.000%, 01/25/2037	77,405	0.0
1,548,513		HarborView Mortgage Loan Trust 2007-5 A1A, 4.529%, (US0001M + 0.190%), 09/19/2037	1,330,191	0.0
64,712		HomeBanc Mortgage Trust 2004-1 2A, 5.249%, (US0001M + 0.860%), 08/25/2029	61,251	0.0
539,582		Impac CMB Trust Series 2005-1 M1, 5.079%, (US0001M + 0.690%), 04/25/2035	492,957	0.0
2,000,000	(1),(3)	Imperial Fund Mortgage Trust 2021-NQM4 M1, 3.446%, 01/25/2057	1,293,548	0.0
1,663,386		IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 4.809%, (US0001M + 0.420%), 02/25/2046	1,175,418	0.0
60,249	(1),(3)	J.P. Morgan Mortgage Trust 2019-2 A3, 4.000%, 08/25/2049	57,549	0.0
2,233,837	(1),(3)	J.P. Morgan Mortgage Trust 2021-14 B4, 3.170%, 05/25/2052	1,413,438	0.0
307,169		JP Morgan Alternative Loan Trust 2005-S1 1A1, 5.500%, 12/25/2035	116,485	0.0
1,885,135	(3)	JP Morgan Mortgage Trust 2005-A4 B1, 3.703%, 07/25/2035	1,691,309	0.0
989,914	(1),(3)	JP Morgan Mortgage Trust 2017-1 B4, 3.449%, 01/25/2047	813,532	0.0
1,338,295	(1),(3)	JP Morgan Mortgage Trust 2017-6 B3, 3.782%, 12/25/2048	1,120,454	0.0
1,921,681	(1),(3)	JP Morgan Mortgage Trust 2018-1 B1, 3.614%, 06/25/2048	1,608,717	0.0
1,849,784	(1),(3)	JP Morgan Mortgage Trust 2018-1 B2, 3.614%, 06/25/2048	1,543,267	0.0
2,444,480	(1),(3)	JP Morgan Mortgage Trust 2018-1 B3, 3.614%, 06/25/2048	2,005,642	0.0
2,040,133	(1),(3)	JP Morgan Mortgage Trust 2018-4 B2, 3.716%, 10/25/2048	1,669,356	0.0
2,758,007	(1),(3)	JP Morgan Mortgage Trust 2018-9 B3, 4.223%, 02/25/2049	2,265,005	0.0
199,381	(1),(3)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	187,128	0.0
294,060	(1),(3)	JP Morgan Mortgage Trust 2019-8 A15, 3.500%, 03/25/2050	250,961	0.0
653,468	(1),(3)	JP Morgan Mortgage Trust 2019-8 A5, 3.500%, 03/25/2050	582,498	0.0
1,884,722	(1),(3)	JP Morgan Mortgage Trust 2019-9 B2A, 3.401%, 05/25/2050	1,484,318	0.0
1,714,746	(1),(3)	JP Morgan Mortgage Trust 2019-INV1 B3, 4.978%, 10/25/2049	1,465,476	0.0
60,976	(1),(3)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	60,125	0.0
873,690	(1),(3)	JP Morgan Mortgage Trust 2020-1 A7, 3.500%, 06/25/2050	757,603	0.0
301,807	(1),(3)	JP Morgan Mortgage Trust 2020-2 A15, 3.500%, 07/25/2050	264,253	0.0
312,618	(1),(3)	JP Morgan Mortgage Trust 2020-3 A15, 3.500%, 08/25/2050	265,108	0.0
752,181	(1),(3)	JP Morgan Mortgage Trust 2020-3 B2, 3.845%, 08/25/2050	593,379	0.0
2,035,917	(1),(3)	JP Morgan Mortgage Trust 2020-5 B3, 3.584%, 12/25/2050	1,552,248	0.0
943,861	(1),(3)	JP Morgan Mortgage Trust 2020-8 B2, 3.510%, 03/25/2051	732,665	0.0
244,856	(1),(3)	JP Morgan Mortgage Trust 2020-INV1 A3, 3.500%, 08/25/2050	217,762	0.0
1,976,661,771	(1),(4)	L Street Securities 2017-PM1 XIO, 0.000%, 10/25/2048	5,274,228	0.1
12,003,327	(4)	Lehman Mortgage Trust 2006-7 2A4, 2.161%, (-1.000*US0001M + 6.550%), 11/25/2036	1,125,597	0.0
8,501,985	(4)	Lehman Mortgage Trust 2006-9 2A5, 2.231%, (-1.000*US0001M + 6.620%), 01/25/2037	814,847	0.0
316,503	(1),(3)	MFA 2020-NQM3 A3 Trust, 1.632%, 01/26/2065	291,152	0.0
4,036,917		Morgan Stanley Mortgage Loan Trust 2007-13 6A1, 6.000%, 10/25/2037	2,375,212	0.0
1,000,000	(1),(3)	Morgan Stanley Residential Mortgage Loan Trust 2020-1 A5A, 2.500%, 12/25/2050	692,439	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

10,200,000	(1)	Mortgage Insurance-Linked Notes 2021-3 M1B, 6.828%, (SOFR30A + 2.900%), 02/25/2034	9,585,430	0.1
2,210,086	(1),(3)	New Residential Mortgage Loan Trust 2017-3A B2, 4.750%, 04/25/2057	2,035,914	0.0
729,434	(1),(3)	New Residential Mortgage Loan Trust 2017-6A B2, 4.000%, 08/27/2057	666,068	0.0
1,000,000	(1)	Oaktown Re VI Ltd. 2021-1A M1C, 6.928%, (SOFR30A + 3.000%), 10/25/2033	926,919	0.0
6,000,000	(1)	Oaktown Re VII Ltd. 2021-2 M1C, 7.278%, (SOFR30A + 3.350%), 04/25/2034	5,220,281	0.1
159,689	(1),(3)	OBX 2019-EXP1 1A3 Trust, 4.000%, 01/25/2059	150,126	0.0
342,286	(1),(3)	OBX 2019-INV2 A25 Trust, 4.000%, 05/27/2049	321,309	0.0
74,796		Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	61,665	0.0
1,206,573	(1),(3)	Provident Funding Mortgage Trust 2020-1 B3, 3.255%, 02/25/2050	886,260	0.0
10,000,000	(1)	Radnor RE 2021-1 M1C Ltd., 6.628%, (SOFR30A + 2.700%), 12/27/2033	9,349,469	0.1
773,441	(1),(3)	RCKT Mortgage Trust 2019-1 A13, 3.500%, 09/25/2049	675,007	0.0
34,673,786		Seasoned Credit Risk Transfer Trust 2017-4 HT, 3.250%, 06/25/2057	31,644,257	0.4
233,391	(1),(3)	Seasoned Credit Risk Transfer Trust Series 2016-1 M2, 3.750%, 09/25/2055	209,642	0.0
8,262,742		Seasoned Credit Risk Transfer Trust Series 2018-2, 3.500%, 11/25/2057	7,621,731	0.1
3,163,109		Seasoned Credit Risk Transfer Trust Series 2018-2 HT, 3.000%, 11/25/2057	2,801,679	0.1
3,467,887		Seasoned Credit Risk Transfer Trust Series 2018-3 HT, 3.000%, 08/25/2057	3,059,001	0.1
2,964,357		Seasoned Credit Risk Transfer Trust Series 2018-4 HT, 3.000%, 03/25/2058	2,613,495	0.1
3,005,406		Seasoned Credit Risk Transfer Trust Series 2019-1 HT, 3.000%, 07/25/2058	2,660,497	0.1
1,785,307		Seasoned Credit Risk Transfer Trust Series 2019-2 HT, 3.000%, 08/25/2058	1,581,663	0.0
800,025		Seasoned Credit Risk Transfer Trust Series 2019-3 HT, 3.000%, 10/25/2058	708,852	0.0
2,201,509		Seasoned Credit Risk Transfer Trust Series 2019-3 MA, 3.500%, 10/25/2058	2,084,604	0.0
571,811		Seasoned Credit Risk Transfer Trust Series 2019-4 M55D, 4.000%, 02/25/2059	544,185	0.0
32,340,000		Seasoned Loans Structured Transaction Trust Series 2019-3 A2C, 2.750%, 11/25/2029	28,078,384	0.4
981,862	(1),(3)	Sequoia Mortgage Trust 2015-2 B3, 3.766%, 05/25/2045	804,457	0.0
982,625	(1),(3)	Sequoia Mortgage Trust 2015-3 B3, 3.723%, 07/25/2045	699,610	0.0
688,239	(1),(3)	Sequoia Mortgage Trust 2017-5 B3, 3.794%, 08/25/2047	569,510	0.0
195,932	(1),(3)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 03/25/2048	181,487	0.0
2,434,130	(1),(3)	Sequoia Mortgage Trust 2018-CH1 B2B, 4.448%, 03/25/2048	2,081,709	0.0
614,348	(1),(3)	Sequoia Mortgage Trust 2019-4 A19, 3.500%, 11/25/2049	513,623	0.0
167,057	(1),(3)	Sequoia Mortgage Trust 2019-CH2 A1, 4.500%, 08/25/2049	163,435	0.0
1,896,904	(1),(3)	Sequoia Mortgage Trust 2020-2 B2, 3.635%, 03/25/2050	1,485,474	0.0
2,888,064	(1),(3)	Sequoia Mortgage Trust 2020-3 B2, 3.327%, 04/25/2050	2,260,779	0.0
1,140,172	(1),(3)	Sequoia Mortgage Trust 2021-5 A19, 2.500%, 07/25/2051	890,896	0.0
965,189	(1),(3)	Sequoia Mortgage Trust 2021-5 B3, 3.050%, 07/25/2051	619,850	0.0
1,748,497	(1),(3)	Shellpoint Co-Originator Trust 2017-2 B2, 3.641%, 10/25/2047	1,530,068	0.0
1,000,000	(1),(3)	Starwood Mortgage Residential Trust 2022-2 M1, 4.200%, 02/25/2067	712,844	0.0
2,249,339	(1),(3)	TIAA Bank Mortgage Loan Trust 2018-2 B2, 3.693%, 07/25/2048	1,920,827	0.0
386,660	(3)	Wachovia Mortgage Loan LLC Series 2005-B 2A1, 4.160%, 10/20/2035	366,259	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

171,412	(3)	WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 3.191%, 10/25/2036	152,973	0.0
2,188,069	(3)	WaMu Mortgage Pass-Through Certificates Series 2004-AR4 A6 Trust, 3.469%, 06/25/2034	2,054,194	0.0
1,235,543		WaMu Mortgage Pass-Through Certificates Series 2005-AR11 A1C3, 5.409%, (US0001M + 0.510%), 08/25/2045	1,161,895	0.0
44,079,986	(3),(4)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 0.004%, 08/25/2045	52,352	0.0
947,684		WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 5.369%, (US0001M + 0.490%), 10/25/2045	872,339	0.0
243,386	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.801%, 10/25/2036	217,710	0.0
528,850	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A4, 3.329%, 11/25/2036	447,197	0.0
608,861	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A1, 3.406%, 12/25/2036	523,727	0.0
1,407,621	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A3, 3.406%, 12/25/2036	1,320,468	0.0
827,448	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.682%, 08/25/2046	728,594	0.0
1,162,152	(3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.372%, 12/25/2036	1,029,783	0.0
323,327	(3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY3 1A1, 2.945%, 03/25/2037	252,450	0.0
1,010,324		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A3, 5.289%, (US0001M + 0.900%), 11/25/2035	868,588	0.0
902,724		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/2036	736,176	0.0
605,174		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-5 CB3, 5.500%, 07/25/2035	537,875	0.0
255,697		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	236,799	0.0
3,114,558		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 3.008%, (12MTA + 0.960%), 08/25/2046	1,923,761	0.0
486,228		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OC1 A3, 4.849%, (US0001M + 0.460%), 01/25/2047	428,890	0.0
1,007,317		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OC1 A4, 5.029%, (US0001M + 0.640%), 01/25/2047	897,784	0.0
441,795		Wells Fargo Alternative Loan 2007-PA2 2A1, 4.819%, (US0001M + 0.430%), 06/25/2037	357,978	0.0
453,982		Wells Fargo Alternative Loan 2007-PA3 3A1, 6.250%, 07/25/2037	380,146	0.0
140,082	(3)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 2.879%, 04/25/2036	130,790	0.0
1,920,906	(1),(3)	Wells Fargo Mortgage Backed Securities 2019-4 B3 Trust, 3.510%, 09/25/2049	1,149,687	0.0
602,705	(1),(3)	WinWater Mortgage Loan Trust 2015-5 B3, 3.756%, 08/20/2045	523,912	0.0
983,206	(1),(3)	WinWater Mortgage Loan Trust 2015-5 B4, 3.756%, 08/20/2045	843,602	0.0

	Total Collateralized Mortgage Obligations
	(Cost $1,399,362,968)		1,210,608,885	16.2

U.S. TREASURY OBLIGATIONS: 14.9%
		U.S. Treasury Bonds: 4.6%
58,000		1.250%,05/15/2050	31,235	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

2,699,000		1.375%,11/15/2040	1,756,142	0.0
268,000		1.625%,11/15/2050	159,559	0.0
9,469,100		2.875%,05/15/2052	7,590,075	0.1
133,764,400		3.000%,08/15/2052	110,251,127	1.5
14,333,300		3.250%,05/15/2042	12,572,992	0.2
212,930,000	(2)	4.000%,11/15/2042	208,538,319	2.8
			340,899,449	4.6

		U.S. Treasury Notes: 10.3%
100,000		0.125%,10/15/2023	96,476	0.0
25,162,000		0.500%,11/30/2023	24,209,667	0.3
132,000		0.625%,05/15/2030	104,492	0.0
32,536,700		0.875%,01/31/2024	31,233,961	0.4
2,336,000		1.125%,02/15/2031	1,904,479	0.0
8,184,600		1.250%,11/30/2026	7,345,359	0.1
25,131,200		1.250%,09/30/2028	21,586,326	0.3
3,309,100		1.500%,01/31/2027	2,988,143	0.0
17,183,400		1.500%,11/30/2028	14,924,051	0.2
50,000,000		2.750%,05/15/2025	48,222,656	0.7
4,089,400		2.750%,08/15/2032	3,724,549	0.1
47,295,700	(2)	3.875%,11/30/2027	47,044,442	0.6
177,078,200		3.875%,12/31/2027	176,082,135	2.4
8,567,900		3.875%,11/30/2029	8,512,343	0.1
20,827,000		3.875%,12/31/2029	20,683,814	0.3
143,299,000		4.000%,12/15/2025	142,403,381	1.9
73,572,600	(2)	4.125%,11/15/2032	75,095,782	1.0
143,758,000		4.250%,12/31/2024	143,269,447	1.9
			769,431,503	10.3

	Total U.S. Treasury Obligations
	(Cost $1,130,527,208)		1,110,330,952	14.9

U.S. GOVERNMENT AGENCY OBLIGATIONS: 27.6%
		Federal Home Loan Mortgage Corporation: 2.0%(5)
239,074		2.500%,05/01/2030	224,189	0.0
444,490		2.500%,05/01/2030	416,802	0.0
542,419		2.500%,06/01/2030	508,601	0.0
799,510		3.000%,11/01/2042	729,143	0.0
822,469		3.000%,02/01/2043	750,076	0.0
751,703		3.000%,03/01/2045	678,595	0.0
1,007,614		3.000%,03/01/2045	915,300	0.0
2,403,506		3.000%,04/01/2045	2,168,761	0.0
2,599,404		3.000%,04/01/2045	2,348,754	0.0
1,143,423		3.000%,10/01/2046	1,030,517	0.0
9,520,076		3.000%,10/01/2046	8,540,159	0.1
4,581,590		3.000%,03/01/2048	4,108,725	0.1
3,575,785		3.000%,03/01/2048	3,207,826	0.1
11,158,515		3.000%,08/01/2048	9,954,350	0.1
3,560,056		3.500%,01/01/2045	3,332,735	0.1
1,222,137		3.500%,03/01/2045	1,138,820	0.0
5,821,740		3.500%,12/01/2046	5,415,933	0.1
10,026,023		3.500%,12/01/2046	9,322,975	0.1
4,313,526		3.500%,04/01/2047	4,039,788	0.1
3,035,993		3.500%,07/01/2047	2,821,782	0.1
2,825,622		3.500%,10/01/2047	2,627,265	0.0
11,036,434		3.500%,01/01/2048	10,248,504	0.2
1,501,771		3.500%,03/01/2048	1,390,067	0.0
27,244,731		3.500%,03/01/2048	25,481,405	0.4
18,030,316		3.500%,11/01/2048	16,796,338	0.2
2,900		3.550%, (US0012M + 1.773%),05/01/2037	2,954	0.0
309,238		4.000%,10/01/2041	297,593	0.0
612,086		4.000%,12/01/2041	589,040	0.0
1,723,361		4.000%,08/01/2044	1,654,164	0.0
427,339		4.000%,07/01/2045	410,480	0.0
1,105,245		4.000%,09/01/2045	1,060,870	0.0
1,286,454		4.000%,09/01/2045	1,234,799	0.0
756,305		4.000%,09/01/2045	725,935	0.0
9,605,808		4.000%,11/01/2045	9,220,102	0.1
1,073,022		4.000%,05/01/2046	1,029,720	0.0
701,719		4.000%,05/01/2047	674,269	0.0
3,580,895		4.000%,11/01/2047	3,399,461	0.1
253,575		4.000%,03/01/2048	242,611	0.0
4,249,846		4.000%,06/01/2048	4,110,466	0.1
148,856		4.500%,08/01/2041	145,839	0.0
480,138		4.500%,09/01/2041	476,961	0.0
400,499		4.500%,10/01/2041	397,852	0.0
1,058,975		4.500%,03/01/2044	1,042,476	0.0
1,987,780		4.500%,02/01/2048	1,953,109	0.0
255,758		4.500%,06/01/2048	251,218	0.0
39,940		5.000%,01/01/2041	40,528	0.0
214,549		5.000%,04/01/2041	218,586	0.0
14,032		5.500%,07/01/2037	14,580	0.0
854,655		5.500%,11/01/2038	887,991	0.0
943		6.000%,12/01/2028	962	0.0
11,177		6.000%,01/01/2029	11,368	0.0
703		6.500%,01/01/2024	721	0.0
2,514		6.500%,12/01/2031	2,596	0.0
251,767		6.500%,09/01/2034	261,182	0.0
			148,555,843	2.0

		Federal National Mortgage Association: 0.4%(5)
17,016,930		3.000%,12/01/2054	15,131,103	0.2
2,526,309		3.500%,01/01/2044	2,362,743	0.0
24,062		3.637%, (US0012M + 1.486%),07/01/2035	23,714	0.0
3,186,453		4.000%,12/01/2046	3,058,897	0.1
1,146,227		4.500%,09/01/2047	1,161,978	0.0
8,714,783		5.000%,08/01/2056	8,922,210	0.1
65,559		6.000%,05/01/2038	66,402	0.0
			30,727,047	0.4

		Government National Mortgage Association: 6.3%
9,759,504		2.500%,03/20/2051	8,506,386	0.1
5,721,033		2.500%,04/20/2051	4,894,458	0.1
23,003,216		2.500%,04/20/2051	20,059,688	0.3
7,896,369		2.500%,05/20/2051	6,873,955	0.1
20,448,191		2.500%,08/20/2051	17,782,682	0.2
8,864,445		2.500%,09/20/2051	7,704,129	0.1
34,619,611		2.500%,10/20/2051	30,079,663	0.4
15,293,186		2.500%,11/20/2051	13,269,773	0.2
20,314,224		2.500%,12/20/2051	17,643,047	0.2
26,660,316		2.500%,04/20/2052	23,125,718	0.3
6,118,765		3.000%,10/20/2049	5,486,232	0.1
3,399,496		3.000%,11/20/2049	3,048,203	0.0
2,875,933		3.000%,10/20/2051	2,572,829	0.0
4,740,849		3.000%,10/20/2051	4,281,901	0.1
2,881,450		3.000%,11/20/2051	2,602,505	0.0
2,120,000	(6)	3.000%,01/15/2053	1,888,179	0.0
3,243,745		3.500%,07/20/2046	2,951,680	0.0
627,710		3.500%,07/20/2046	577,393	0.0
1,005,980		3.500%,10/20/2046	932,799	0.0
461,403		3.500%,02/20/2047	430,121	0.0
388,115		3.500%,03/20/2047	361,799	0.0
315,391		3.500%,07/20/2047	294,498	0.0
581,240		3.500%,08/20/2047	537,341	0.0
917,241		3.500%,09/20/2047	850,512	0.0
6,576,873		3.500%,12/20/2047	6,132,765	0.1
3,947,226		3.500%,01/20/2048	3,680,406	0.1
3,419,575		3.500%,02/20/2048	3,188,640	0.0
6,032,854		3.500%,02/20/2048	5,625,498	0.1
15,783,635		3.500%,03/20/2048	14,717,751	0.2
576,828		3.500%,03/20/2048	537,711	0.0
72,668,000	(6)	3.500%,01/15/2053	66,776,640	0.9
120,341		4.000%,11/20/2040	116,390	0.0
691,480		4.000%,03/20/2046	665,526	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

8,727,198		4.000%,09/20/2047	8,408,509	0.1
4,225,743		4.000%,02/20/2050	4,054,197	0.1
124,222,000	(6)	4.000%,01/15/2053	117,564,936	1.6
150,253		4.500%,10/15/2039	149,295	0.0
121,797		4.500%,11/15/2039	121,129	0.0
109,309		4.500%,11/15/2039	108,709	0.0
39,731		4.500%,12/15/2039	39,477	0.0
7,190,953		4.500%,08/20/2040	7,183,628	0.1
8,391,008		4.500%,09/20/2040	8,382,445	0.1
5,513,260		4.500%,06/20/2041	5,490,801	0.1
35,738		4.500%,08/20/2041	35,702	0.0
653,312		4.500%,09/15/2047	643,910	0.0
28,433,000	(6)	4.500%,01/15/2053	27,586,409	0.4
12,207,000	(6)	5.000%,01/15/2053	12,097,646	0.2
			470,063,611	6.3

		Uniform Mortgage-Backed Securities: 18.9%
19,740,341		2.000%,12/01/2050	16,164,196	0.2
26,928,932		2.000%,05/01/2051	22,005,598	0.3
12,427,765		2.000%,05/01/2051	10,249,448	0.1
35,547,284		2.000%,05/01/2051	29,042,280	0.4
1,009,064		2.000%,07/01/2051	824,422	0.0
10,928,844		2.000%,08/01/2051	8,931,675	0.1
5,236,549		2.000%,08/01/2051	4,292,185	0.1
21,210,807		2.000%,09/01/2051	17,322,204	0.2
9,982,427		2.000%,10/01/2051	8,152,056	0.1
999,524		2.000%,11/01/2051	820,251	0.0
2,221,315		2.000%,11/01/2051	1,823,309	0.0
18,111,234		2.000%,11/01/2051	14,944,846	0.2
9,464,192		2.000%,12/01/2051	7,783,005	0.1
30,001,047		2.000%,12/01/2051	24,495,323	0.3
5,178,440		2.000%,01/01/2052	4,268,673	0.1
4,635,521		2.000%,02/01/2052	3,814,212	0.1
25,571,026		2.000%,02/01/2052	20,870,635	0.3
5,150,438		2.000%,02/01/2052	4,226,168	0.1
8,869,628		2.000%,02/01/2052	7,289,425	0.1
9,261,010		2.000%,02/01/2052	7,623,011	0.1
12,530,978		2.000%,02/01/2052	10,301,898	0.1
12,516,602		2.000%,02/01/2052	10,302,805	0.1
14,812,786		2.000%,02/01/2052	12,197,613	0.2
28,421,653		2.000%,02/01/2052	23,327,219	0.3
4,957,722		2.000%,03/01/2052	4,067,035	0.1
6,056,796		2.000%,03/01/2052	4,958,988	0.1
28,850,797		2.000%,03/01/2052	23,540,589	0.3
5,619,730		2.000%,03/01/2052	4,634,671	0.1
6,711,091		2.000%,04/01/2052	5,526,215	0.1
9,459,000	(6)	2.000%,01/15/2053	7,698,954	0.1
746,632		2.500%,05/01/2030	700,842	0.0
1,506,001		2.500%,06/01/2030	1,413,767	0.0
1,135,227		2.500%,06/01/2030	1,065,633	0.0
679,597		2.500%,07/01/2030	637,979	0.0
15,091		2.500%,02/01/2050	12,915	0.0
24,282		2.500%,04/01/2050	20,759	0.0
71,025		2.500%,05/01/2050	60,691	0.0
37,111		2.500%,05/01/2050	31,740	0.0
193,097		2.500%,05/01/2050	164,921	0.0
38,304		2.500%,05/01/2050	32,747	0.0
20,065		2.500%,05/01/2050	17,137	0.0
16,543		2.500%,06/01/2050	14,115	0.0
1,814,762		2.500%,06/01/2050	1,556,692	0.0
21,615,308		2.500%,06/01/2050	18,595,396	0.3
247,323		2.500%,07/01/2050	211,065	0.0
28,311,819		2.500%,07/01/2050	24,169,241	0.3
3,588,910		2.500%,07/01/2050	3,063,557	0.0
2,034,866		2.500%,08/01/2050	1,738,110	0.0
760,830		2.500%,08/01/2050	651,319	0.0
109,055		2.500%,08/01/2050	92,925	0.0
24,878,075		2.500%,08/01/2050	21,419,911	0.3
2,289,002		2.500%,08/01/2050	1,953,933	0.0
887,839		2.500%,09/01/2050	757,876	0.0
28,713		2.500%,09/01/2050	24,594	0.0
87,878		2.500%,09/01/2050	75,092	0.0
1,022,313		2.500%,09/01/2050	873,684	0.0
221,269		2.500%,09/01/2050	188,619	0.0
4,365,720		2.500%,10/01/2050	3,728,470	0.1
4,668,568		2.500%,10/01/2050	3,979,680	0.1
3,813,963		2.500%,11/01/2050	3,289,486	0.1
89,969		2.500%,01/01/2051	76,567	0.0
10,562,129		2.500%,02/01/2051	8,974,234	0.1
24,679,686		2.500%,04/01/2051	20,992,035	0.3
3,702,244		2.500%,05/01/2051	3,165,861	0.1
40,651,145		2.500%,06/01/2051	34,483,473	0.5
4,520,381		2.500%,09/01/2051	3,865,302	0.1
20,399,693		2.500%,11/01/2051	17,397,960	0.2
2,793,288		2.500%,12/01/2051	2,388,215	0.0
17,806,245		2.500%,12/01/2051	15,247,079	0.2
28,240,111		2.500%,01/01/2052	24,104,512	0.3
17,253,624		2.500%,01/01/2052	14,753,116	0.2
7,640,264		2.500%,02/01/2052	6,513,799	0.1
12,232,875		2.500%,02/01/2052	10,389,370	0.1
6,911,180		2.500%,02/01/2052	5,892,182	0.1
4,457,916		2.500%,02/01/2052	3,827,188	0.1
4,694,831		2.500%,02/01/2052	4,020,398	0.1
31,940,474		2.500%,03/01/2052	27,290,612	0.4
7,096,600		2.500%,03/01/2052	6,061,107	0.1
10,525,735		2.500%,03/01/2052	8,985,185	0.1
19,283,660		2.500%,04/01/2052	16,461,239	0.2
115,560,000	(6)	2.500%,01/15/2053	97,877,362	1.3
1,038,616		3.000%,08/01/2030	994,642	0.0
526,288		3.000%,09/01/2030	503,997	0.0
741,000	(6)	3.000%,01/15/2038	694,095	0.0
1,773,805		3.000%,04/01/2043	1,615,775	0.0
1,608,404		3.000%,07/01/2043	1,465,127	0.0
529,753		3.000%,08/01/2043	482,571	0.0
337,781		3.000%,09/01/2043	307,722	0.0
5,531,789		3.000%,04/01/2045	4,995,374	0.1
1,045,467		3.000%,08/01/2046	938,153	0.0
2,383,343		3.000%,08/01/2046	2,138,692	0.0
729,303		3.000%,11/01/2046	653,692	0.0
6,677,750		3.000%,12/01/2046	5,990,200	0.1
1,686,909		3.000%,12/01/2046	1,515,301	0.0
12,569,336		3.000%,01/01/2047	11,236,620	0.2
3,047,019		3.000%,02/01/2047	2,726,678	0.0
3,619,163		3.000%,03/01/2047	3,238,675	0.1
3,005,950		3.000%,07/01/2047	2,692,719	0.0
22,795,467		3.000%,10/01/2050	20,121,797	0.3
2,207,532		3.000%,03/01/2051	1,942,765	0.0
47,098,773		3.000%,01/01/2052	41,664,673	0.6
5,823,818		3.000%,01/01/2052	5,180,198	0.1
6,400,244		3.000%,02/01/2052	5,686,900	0.1
4,971,685		3.000%,02/01/2052	4,408,942	0.1
4,043,263		3.000%,02/01/2052	3,587,361	0.1
5,987,348		3.000%,02/01/2052	5,296,658	0.1
6,395,923		3.000%,02/01/2052	5,671,962	0.1
12,523,806		3.000%,02/01/2052	11,086,052	0.2
18,104,118		3.000%,03/01/2052	15,987,970	0.2
11,438,045		3.000%,03/01/2052	10,143,369	0.1
47,993,460		3.000%,05/01/2052	42,364,121	0.6
21,918,944		3.000%,05/01/2052	19,351,645	0.3
70,171,000	(6)	3.000%,01/15/2053	61,598,771	0.8
15,326,396		3.500%,06/01/2034	14,752,319	0.2
2,047,012		3.500%,10/01/2042	1,917,382	0.0
936,777		3.500%,04/01/2043	876,944	0.0
2,692,692		3.500%,08/01/2043	2,521,264	0.0
1,660,823		3.500%,03/01/2044	1,549,042	0.0
194,965		3.500%,01/01/2046	181,395	0.0
147,568		3.500%,02/01/2046	137,294	0.0
296,448		3.500%,02/01/2046	275,784	0.0
12,263,347		3.500%,08/01/2046	11,399,603	0.2
801,401		3.500%,08/01/2047	743,872	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

1,078,316		3.500%,09/01/2047	998,112	0.0
14,201,148		3.500%,11/01/2047	13,278,020	0.2
412,573		3.500%,12/01/2047	381,975	0.0
933,753		3.500%,02/01/2048	863,723	0.0
870,160		3.500%,05/01/2048	805,886	0.0
8,321,640		3.500%,07/01/2048	7,743,622	0.1
2,047,714		3.500%,10/01/2049	1,919,127	0.0
2,749,709		3.500%,02/01/2052	2,523,030	0.0
109,560		4.000%,03/01/2042	105,320	0.0
115,794		4.000%,07/01/2042	111,311	0.0
311,966		4.000%,07/01/2042	298,671	0.0
907,926		4.000%,07/01/2042	872,756	0.0
456,528		4.000%,09/01/2043	440,320	0.0
1,079,318		4.000%,01/01/2045	1,034,811	0.0
9,187,598		4.000%,01/01/2045	8,982,198	0.1
982,687		4.000%,03/01/2045	942,183	0.0
3,282,198		4.000%,05/01/2045	3,146,915	0.1
937,674		4.000%,06/01/2045	899,024	0.0
952,376		4.000%,11/01/2045	915,450	0.0
2,741,610		4.000%,02/01/2046	2,628,600	0.0
4,745,504		4.000%,07/01/2047	4,537,381	0.1
422,503		4.000%,08/01/2047	403,580	0.0
1,246,152		4.000%,08/01/2047	1,190,145	0.0
99,332		4.000%,03/01/2048	94,806	0.0
522,931		4.000%,03/01/2048	499,591	0.0
3,426,188		4.000%,09/01/2048	3,286,235	0.1
9,077,277		4.000%,04/01/2049	8,658,570	0.1
9,713,265		4.000%,05/01/2052	9,162,061	0.1
6,559,364		4.000%,06/01/2052	6,184,653	0.1
28,370,835		4.000%,08/01/2052	26,639,528	0.4
112,556,000	(6)	4.000%,01/15/2053	105,574,426	1.4
1,160,223		4.250%,11/01/2043	1,126,639	0.0
94,300		4.500%,11/01/2040	93,571	0.0
235,787		4.500%,11/01/2040	233,964	0.0
1,419,662		4.500%,11/01/2040	1,408,686	0.0
2,126		4.500%,12/01/2040	2,109	0.0
4,054		4.500%,12/01/2040	4,023	0.0
2,698		4.500%,01/01/2041	2,677	0.0
4,389		4.500%,01/01/2041	4,355	0.0
180,241		4.500%,10/01/2041	178,847	0.0
256,895		4.500%,10/01/2044	250,454	0.0
400,952		4.500%,12/01/2045	393,858	0.0
1,944,444		4.500%,04/01/2047	1,911,353	0.0
274,297		4.500%,04/01/2047	268,409	0.0
2,348,582		4.500%,04/01/2047	2,310,793	0.0
943,902		4.500%,04/01/2047	922,572	0.0
789,907		4.500%,05/01/2047	777,197	0.0
954,410		4.500%,05/01/2047	940,236	0.0
1,038,347		4.500%,05/01/2047	1,024,530	0.0
1,103,595		4.500%,05/01/2047	1,088,911	0.0
1,169,386		4.500%,05/01/2047	1,141,343	0.0
840,752		4.500%,06/01/2047	827,224	0.0
608,013		4.500%,06/01/2047	597,469	0.0
398,208		4.500%,06/01/2047	391,385	0.0
1,819,904		4.500%,07/01/2047	1,787,967	0.0
103,952		4.500%,08/01/2047	101,612	0.0
8,628,613		4.500%,08/01/2052	8,338,159	0.1
24,605,171		4.500%,10/01/2052	23,706,909	0.3
71,293,000	(6)	4.500%,01/15/2053	68,624,417	0.9
1,523,135		5.000%,05/01/2042	1,556,847	0.0
72,894		5.500%,03/01/2037	74,982	0.0
82,260		5.500%,06/01/2039	85,380	0.0
702,963		5.500%,10/01/2039	729,643	0.0
38,221		6.000%,09/01/2036	38,839	0.0
169		6.500%,02/01/2028	174	0.0
458		6.500%,09/01/2031	484	0.0
122		6.500%,09/01/2031	125	0.0
12,770		6.500%,11/01/2031	13,281	0.0
4,993		6.500%,04/01/2032	5,149	0.0
1,113		6.500%,08/01/2032	1,147	0.0
3,598		6.500%,08/01/2032	3,690	0.0
4,416		7.000%,12/01/2027	4,406	0.0
750		7.000%,10/01/2031	749	0.0
539		7.000%,03/01/2032	539	0.0
630		7.500%,09/01/2030	655	0.0
1,995		7.500%,09/01/2031	2,068	0.0
11,703		7.500%,02/01/2032	12,057	0.0
			1,411,558,631	18.9

	Total U.S. Government Agency Obligations
	(Cost $2,199,644,786)		2,060,905,132	27.6

ASSET-BACKED SECURITIES: 10.6%
		Automobile Asset-Backed Securities: 0.3%
5,050,000		AmeriCredit Automobile Receivables Trust 2019-3 D, 2.580%, 09/18/2025	4,856,976	0.1
550,000		Drive Auto Receivables Trust 2021-2 D, 1.390%, 03/15/2029	507,087	0.0
3,250,000	(1)	GLS Auto Receivables Issuer Trust 2021-4 C, 1.940%, 10/15/2027	3,012,349	0.0
4,550,000		Santander Drive Auto Receivables Trust 2020-2 D, 2.220%, 09/15/2026	4,432,540	0.1
6,050,000	(1)	Westlake Automobile Receivables Trust 2021-2A C, 0.890%, 07/15/2026	5,685,788	0.1
			18,494,740	0.3

		Home Equity Asset-Backed Securities: 0.1%
2,909,127	(1),(3)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	2,280,217	0.0
4,794,963		Freddie Mac Structured Pass Through Certificates T-31 A7, 4.639%, (US0001M + 0.250%), 05/25/2031	4,755,151	0.1
2,755,619	(3)	GSAA Trust 2006-7 AF2, 5.995%, 03/25/2046	1,159,231	0.0
139,589	(3)	HSI Asset Loan Obligation Trust 2007-WF1 A6, 4.486%, 12/25/2036	104,122	0.0
492,024		Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2007-1 2A3, 4.709%, (US0001M + 0.160%), 02/25/2037	441,858	0.0
594,660		Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2007-1 2A4A, 4.849%, (US0001M + 0.230%), 02/25/2037	527,787	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

1,102,856	(3)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	1,083,392	0.0
			10,351,758	0.1

		Other Asset-Backed Securities: 9.1%
9,500,000	(1)	AGL CLO 5 Ltd. 2020-5A A1R, 5.403%, (US0003M + 1.160%), 07/20/2034	9,317,438	0.1
6,750,000	(1)	AIG CLO 2021-1A C, 6.075%, (US0003M + 1.750%), 04/22/2034	6,285,344	0.1
3,000,000	(1)	Aimco CLO 11 Ltd. 2020-11A AR, 5.209%, (US0003M + 1.130%), 10/17/2034	2,926,227	0.0
1,043,428	(1),(3),(4),(7)	American Homes 4 Rent 2015-SFR1 XS, 3.232%, 04/17/2052	–	–
1,850,000	(1)	AMMC CLO 16 Ltd. 2015-16A CR2, 5.961%, (US0003M + 1.950%), 04/14/2029	1,804,773	0.0
10,000,000	(1)	Apidos CLO XXXV 2021-35A C, 5.893%, (US0003M + 1.650%), 04/20/2034	9,252,650	0.1
4,405,500	(1)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2I, 4.194%, 06/05/2049	4,342,652	0.1
2,029,500	(1)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/05/2049	1,855,741	0.0
758,710	(1)	Aqua Finance Trust 2019-A A, 3.140%, 07/16/2040	714,816	0.0
2,245,326	(1)	Aqua Finance Trust 2020-AA A, 1.900%, 07/17/2046	2,118,761	0.0
7,135,750	(1)	Arbys Funding LLC 2020-1A A2, 3.237%, 07/30/2050	6,059,843	0.1
3,890,000	(1)	Babson CLO Ltd. 2017-1A A2, 5.544%, (US0003M + 1.350%), 07/18/2029	3,795,142	0.1
6,361,000	(1)	Babson CLO Ltd. 2018-3A A2, 5.543%, (US0003M + 1.300%), 07/20/2029	6,313,006	0.1
3,750,000	(1)	Barings Clo Ltd. 2019-4A C, 6.879%, (US0003M + 2.800%), 01/15/2033	3,655,256	0.1
7,685,000	(1)	Beacon Container Finance II LLC 2021-1A A, 2.250%, 10/22/2046	6,526,267	0.1
6,500,000	(1)	Benefit Street Partners CLO IV Ltd. 2014-IVA BRRR, 6.393%, (US0003M + 2.150%), 01/20/2032	6,158,705	0.1
13,900,000	(1)	Benefit Street Partners CLO Ltd. 2021-23A A1, 5.438%, (US0003M + 1.080%), 04/25/2034	13,522,212	0.2
4,600,000	(1)	Benefit Street Partners CLO Ltd. 2021-23A C, 6.558%, (US0003M + 2.200%), 04/25/2034	4,330,914	0.1
450,000	(1)	Benefit Street Partners CLO VIII Ltd. 2015-8A A1BR, 5.443%, (US0003M + 1.200%), 01/20/2031	434,145	0.0
5,000,000	(1)	Benefit Street Partners CLO XIV Ltd. 2018-14A A2, 5.393%, (US0003M + 1.150%), 04/20/2031	4,783,325	0.1
7,550,000	(1)	Benefit Street Partners CLO XVIII Ltd. 2019-18A A1R, 5.249%, (US0003M + 1.170%), 10/15/2034	7,357,656	0.1
2,000,000	(1)	BlueMountain CLO 2014-2A A2R2 Ltd., 5.643%, (US0003M + 1.400%), 10/20/2030	1,924,220	0.0
5,350,000	(1)	BlueMountain CLO Ltd. 2021-28A C, 6.079%, (US0003M + 2.000%), 04/15/2034	4,968,925	0.1
6,451,250	(1)	Bojangles Issuer LLC 2020-3A A2, 3.832%, 10/20/2050	5,805,924	0.1
7,570,000	(1)	Broad River Bsl Funding Clo Ltd. 2020-1A AR, 5.413%, (US0003M + 1.170%), 07/20/2034	7,342,022	0.1
4,400,000	(1)	Broad River Bsl Funding Clo Ltd. 2020-1A CR, 6.243%, (US0003M + 2.000%), 07/20/2034	4,098,371	0.1
6,600,000	(1)	California Street CLO IX L.P. 2012-9A CR3, 6.579%, (US0003M + 2.500%), 07/16/2032	6,253,493	0.1
3,250,000	(1)	Carlyle Global Market Strategies CLO Ltd. 2014-1A A2R2, 5.209%, (US0003M + 1.130%), 04/17/2031	3,093,574	0.0
8,900,000	(1)	CARLYLE US CLO 2021-1A A1 Ltd., 5.219%, (US0003M + 1.140%), 04/15/2034	8,714,435	0.1
10,000,000	(1)	Cedar Funding IV CLO Ltd. 2014-4A CRR, 6.325%, (US0003M + 2.000%), 07/23/2034	9,297,210	0.1
21,700,000	(1)	Cedar Funding IV CLO Ltd.2014-4A ARR, 5.485%, (US0003M + 1.160%), 07/23/2034	21,097,673	0.3

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

12,400,000	(1)	Cedar Funding VIII Clo Ltd. 2017-8A A1R, 5.229%, (US0003M + 1.150%), 10/17/2034	12,110,063	0.2
11,200,000	(1)	Cedar Funding VIII Clo Ltd. 2017-8A A2R, 5.529%, (US0003M + 1.450%), 10/17/2034	10,637,536	0.1
37,149		Chase Funding Trust Series 2003-5 2A2, 4.989%, (US0001M + 0.600%), 07/25/2033	35,105	0.0
3,000,000	(1)	CIFC Funding 2019-6A A2 Ltd., 5.829%, (US0003M + 1.750%), 01/16/2033	2,933,262	0.0
1,600,000	(1)	CIFC Funding Ltd. 2022-1A A, 5.184%, (TSFR3M + 1.320%), 04/17/2035	1,556,442	0.0
2,566,938	(1)	CLI Funding VI LLC 2020-1A A, 2.080%, 09/18/2045	2,226,684	0.0
8,128,810	(1)	CLI Funding VIII LLC 2021-1A A, 1.640%, 02/18/2046	6,944,757	0.1
9,732,213	(1)	CLI Funding VIII LLC 2022-1A A1, 2.720%, 01/18/2047	8,286,461	0.1
4,595,625	(1)	DB Master Finance LLC 2019-1A A23, 4.352%, 05/20/2049	4,205,225	0.1
2,370,375	(1)	DB Master Finance LLC 2019-1A A2II, 4.021%, 05/20/2049	2,206,967	0.0
15,642,000	(1)	DB Master Finance LLC 2021-1A A23, 2.791%, 11/20/2051	12,096,833	0.2
2,544,000	(1)	Domino's Pizza Master Issuer LLC 2018-1A A211, 4.328%, 07/25/2048	2,361,091	0.0
10,892,000	(1)	Domino's Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	9,443,170	0.1
11,623,000	(1)	Domino's Pizza Master Issuer LLC 2021-1A A2II, 3.151%, 04/25/2051	9,326,742	0.1
5,630,625	(1)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	5,165,168	0.1
5,395,500	(1)	Driven Brands Funding LLC 2021-1A A2, 2.791%, 10/20/2051	4,296,695	0.1
2,244,250	(1)	Driven Brands Funding, LLC 2018-1A A2, 4.739%, 04/20/2048	2,093,554	0.0
6,400,000	(1)	Dryden 49 Senior Loan Fund 2017-49A CR, 6.244%, (US0003M + 2.050%), 07/18/2030	6,041,709	0.1
11,400,000	(1)	Dryden 75 CLO Ltd. 2019-75A CR2, 5.879%, (US0003M + 1.800%), 04/15/2034	10,493,369	0.1
8,000,000	(1)	Eaton Vance Clo 2015-1A A2R Ltd., 5.493%, (US0003M + 1.250%), 01/20/2030	7,607,400	0.1
4,206,750	(1)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	3,950,739	0.1
4,750,000	(1)	Goddard Funding LLC 2022-1A A2, 6.864%, 10/30/2052	4,443,768	0.1
3,353,093	(1)	Helios Issuer LLC 2021-A A4, 1.800%, 02/20/2048	2,735,475	0.0
4,270,630	(1)	Helios Issuer, LLC 2018-1A A, 4.870%, 07/20/2048	3,782,867	0.1
576,373	(1)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	546,470	0.0
549,282	(1)	HERO Funding Trust 2016-2A A, 3.750%, 09/20/2041	537,120	0.0
1,389,821	(1)	HERO Funding Trust 2016-4A A2, 4.290%, 09/20/2047	1,327,445	0.0
3,438,614	(1)	JG Wentworth XLII LLC 2018-2A A, 3.960%, 10/15/2075	3,013,224	0.0
2,482,962	(1)	JGWPT XXXIII LLC 2014-3A A, 3.500%, 06/15/2077	2,106,373	0.0
6,000,000	(1)	Kayne CLO 6 Ltd. 2019-6A A2, 6.093%, (US0003M + 1.850%), 01/20/2033	5,797,818	0.1
7,130,000	(1)	KAYNE CLO I Ltd. 2018-1A CR, 5.829%, (US0003M + 1.750%), 07/15/2031	6,735,126	0.1
6,000,000	(1)	LCM 26A A2 Ltd., 5.493%, (US0003M + 1.250%), 01/20/2031	5,719,440	0.1
5,000,000	(1)	LCM XVIII L.P. 18A A2R, 5.463%, (US0003M + 1.220%), 04/20/2031	4,808,230	0.1
11,900,000	(1)	LCM XXIV Ltd. 24A CR, 6.143%, (US0003M + 1.900%), 03/20/2030	11,096,655	0.2
8,664,489	(1)	Loanpal Solar Loan 2021-2GS A Ltd., 2.220%, 03/20/2048	6,360,223	0.1
6,150,000	(1)	Madison Park Funding XLVIII Ltd. 2021-48A C, 6.227%, (US0003M + 2.000%), 04/19/2033	5,873,084	0.1
6,250,000	(1)	Madison Park Funding XXI Ltd. 2016-21A ABRR, 5.479%, (US0003M + 1.400%), 10/15/2032	5,994,131	0.1
1,400,000	(1)	Madison Park Funding XXVII Ltd. 2018-27A B, 6.043%, (US0003M + 1.800%), 04/20/2030	1,330,587	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

316,395	(1)	Marlette Funding Trust 2018-4A C, 4.910%, 12/15/2028	315,690	0.0
1,347,525	(1)	Marlette Funding Trust 2019-2A C, 4.110%, 07/16/2029	1,337,586	0.0
1,100,000	(1),(3)	Mill City Mortgage Loan Trust 2017-1 M2, 3.250%, 11/25/2058	1,028,551	0.0
3,200,000	(1),(3)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	2,922,879	0.0
2,482,000	(1),(3)	Mill City Mortgage Trust 2015-2 B2, 3.665%, 09/25/2057	2,174,688	0.0
717,863	(1)	Mill City Solar Loan 2019-1A A Ltd., 4.340%, 03/20/2043	673,491	0.0
3,652,286	(1)	Mill City Solar Loan 2019-2GS A Ltd., 3.690%, 07/20/2043	3,284,309	0.0
2,653,577	(1)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	2,452,422	0.0
4,270,091	(1)	Mosaic Solar Loan Trust 2018-2-GS A, 4.200%, 02/22/2044	3,873,748	0.1
1,091,062	(1)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	1,010,484	0.0
3,102,294	(1)	Mosaic Solar Loan Trust 2019-2A A, 2.880%, 09/20/2040	2,671,660	0.0
4,098,666	(1)	Mosaic Solar Loan Trust 2020-1A B, 3.100%, 04/20/2046	3,612,002	0.0
8,134,585	(1)	Mosaic Solar Loan Trust 2020-2A A, 1.440%, 08/20/2046	6,801,075	0.1
3,560,476	(1)	Mosaic Solar Loan Trust 2021-1A B, 2.050%, 12/20/2046	2,695,457	0.0
1,567,032	(1)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	1,454,268	0.0
2,000,000	(1)	Neuberger Berman Loan Advisers CLO 47 Ltd. 2022-47A A, 5.127%, (TSFR3M + 1.300%), 04/14/2035	1,949,346	0.0
5,750,000	(1)	Oak Hill Credit Partners 2021-8A C, 6.094%, (US0003M + 1.900%), 01/18/2034	5,426,396	0.1
3,500,000	(1)	Octagon Investment Partners 32 Ltd. 2017-1A CR, 6.129%, (US0003M + 2.050%), 07/15/2029	3,332,410	0.0
4,060,000	(1)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 5.577%, (US0003M + 1.350%), 07/19/2030	3,874,896	0.1
6,000,000	(1)	Octagon Investment Partners XXI Ltd. 2014-1A BR3, 6.400%, (US0003M + 1.750%), 02/14/2031	5,588,088	0.1
7,830,000	(1)	OHA Credit Funding 2019-3A AR Ltd., 5.383%, (US0003M + 1.140%), 07/02/2035	7,648,219	0.1
10,250,000	(1)	OHA Credit Funding 2020-6A AR Ltd., 5.383%, (US0003M + 1.140%), 07/20/2034	10,035,498	0.1
6,650,000	(1)	OHA Credit Funding 4 Ltd. 2019-4A AR, 5.475%, (US0003M + 1.150%), 10/22/2036	6,502,616	0.1
7,000,000	(1)	OHA Credit Funding 7 Ltd. 2020-7A AR, 5.255%, (TSFR3M + 1.300%), 02/24/2037	6,851,565	0.1
6,700,000	(1)	OHA Credit Funding 9 Ltd. 2021-9A C, 6.127%, (US0003M + 1.900%), 07/19/2035	6,393,462	0.1
10,700,000	(1)	OHA Credit Partners VII Ltd. 2012-7A CR3, 6.475%, (US0003M + 1.800%), 02/20/2034	10,010,599	0.1
1,421,188	(1)	Pagaya AI Debt Selection Trust 2021-3 A, 1.150%, 05/15/2029	1,384,909	0.0
2,567,129	(1)	Pagaya AI Debt Selection Trust 2021-HG1 A, 1.220%, 01/16/2029	2,422,785	0.0
6,595,595	(1)	Pagaya AI Debt Trust 2022-1 A, 2.030%, 10/15/2029	6,335,033	0.1
5,800,000	(1)	Palmer Square CLO 2021-1A B Ltd., 5.943%, (US0003M + 1.700%), 04/20/2034	5,410,837	0.1
7,550,000	(1)	Palmer Square CLO 2021-3A A2 Ltd., 5.479%, (US0003M + 1.400%), 01/15/2035	7,330,929	0.1
149,619	(3)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 3.527%, 01/25/2036	145,933	0.0
4,898,500	(1)	Primose Funding LLC 2019-1A A2, 4.475%, 07/30/2049	4,482,948	0.1
9,150,000	(1)	Rockland Park CLO Ltd. 2021-1A C, 6.143%, (US0003M + 1.900%), 04/20/2034	8,572,516	0.1
2,350,000	(1)	SoFi Consumer Loan Program 2021-1 C Trust, 1.610%, 09/25/2030	2,146,484	0.0
7,129,667	(1)	Sonic Capital LLC 2020-1A A2I, 3.845%, 01/20/2050	6,354,712	0.1
3,950,000	(1)	Sonic Capital LLC 2021-1A A2II, 2.636%, 08/20/2051	2,872,518	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

18,000,000	(1)	Sound Point Clo XVI Ltd. 2017-2A CR, 6.558%, (US0003M + 2.200%), 07/25/2030	16,732,620	0.2
9,950,000	(1)	Sound Point CLO XXIX Ltd. 2021-1A C1, 6.658%, (US0003M + 2.300%), 04/25/2034	9,103,056	0.1
7,545,408	(1)	Sunnova Sol II Issuer LLC 2020-2A A, 2.730%, 11/01/2055	5,941,314	0.1
9,303,983	(1)	Sunnova Sol III Issuer LLC 2021-1 A, 2.580%, 04/28/2056	7,108,399	0.1
4,533,949	(1)	Sunrun Athena Issuer 2018-1 A LLC, 5.310%, 04/30/2049	4,166,070	0.1
4,303,529	(1)	Sunrun Jupiter Issuer 2022-1A A LLC, 4.750%, 07/30/2057	3,949,270	0.1
3,710,262	(1)	Sunrun Xanadu Issuer 2019-1A A LLC, 3.980%, 06/30/2054	3,290,529	0.0
8,450,000	(1)	Symphony CLO XXVI Ltd. 2021-26A CR, 6.243%, (US0003M + 2.000%), 04/20/2033	7,582,658	0.1
5,904,000	(1)	Taco Bell Funding LLC 2018-1A A2II, 4.940%, 11/25/2048	5,541,437	0.1
13,068,000	(1)	Taco Bell Funding LLC 2021-1A A23, 2.542%, 08/25/2051	9,970,983	0.1
5,000,000	(1)	TCW CLO 2017-1A A2RR Ltd., 5.865%, (US0003M + 1.450%), 10/29/2034	4,710,445	0.1
13,150,000	(1)	TCW CLO 2021-1A C Ltd., 6.143%, (US0003M + 1.900%), 03/18/2034	12,268,108	0.2
6,164,000	(1)	Textainer Marine Containers Ltd. 2021-3A A, 1.940%, 08/20/2046	5,047,141	0.1
5,248,000	(1)	Textainer Marine Containers VII Ltd. 2021-1A A, 1.680%, 02/20/2046	4,417,589	0.1
1,400,000	(1),(3)	Towd Point Mortgage Trust 2015-2 1B1, 3.436%, 11/25/2060	1,318,609	0.0
2,640,000	(1),(3)	Towd Point Mortgage Trust 2015-2 2B2, 4.166%, 11/25/2057	2,518,486	0.0
4,346,000	(1),(3)	Towd Point Mortgage Trust 2016-2 M1, 3.000%, 08/25/2055	4,137,007	0.1
3,200,000	(1),(3)	Towd Point Mortgage Trust 2017-1 M1, 3.750%, 10/25/2056	2,997,936	0.0
2,200,000	(1),(3)	Towd Point Mortgage Trust 2017-3 M1, 3.500%, 07/25/2057	2,029,526	0.0
4,500,000	(1)	Trafigura Securitisation Finance PLC 2021-1A A2, 1.080%, 01/15/2025	4,144,572	0.1
10,683,188	(1)	Triton Container Finance VIII LLC 2021-1A A, 1.860%, 03/20/2046	8,928,281	0.1
3,505,500	(1)	Wendy's Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	3,170,341	0.0
8,471,000	(1)	Wendy's Funding LLC 2021-1A A2II, 2.775%, 06/15/2051	6,626,823	0.1
10,000,000	(1)	Wind River 2021-1A C CLO Ltd., 6.193%, (US0003M + 1.950%), 04/20/2034	9,175,400	0.1
15,651,875	(1)	Zaxby's Funding LLC 2021-1A A2, 3.238%, 07/30/2051	12,659,960	0.2
			679,295,297	9.1

		Student Loan Asset-Backed Securities: 1.1%
265,915	(1)	Commonbond Student Loan Trust 2016-B, 4.000%, 10/25/2040	239,053	0.0
834,360	(1)	Commonbond Student Loan Trust 2017-BGS B, 3.260%, 09/25/2042	759,704	0.0
1,180,694	(1)	Commonbond Student Loan Trust 2018-AGS A1, 3.210%, 02/25/2044	1,094,713	0.0
75,413	(1)	Commonbond Student Loan Trust 2018-A-GS C, 3.820%, 02/25/2044	62,612	0.0
1,696,518	(1)	Commonbond Student Loan Trust 2018-CGS A2, 5.189%, (US0001M + 0.800%), 02/25/2046	1,682,758	0.0
3,729,622	(1)	Commonbond Student Loan Trust 2020-AGS A, 1.980%, 08/25/2050	3,179,722	0.1
1,898,723	(1),(3)	ELFI Graduate Loan Program 2021-A B LLC, 2.090%, 12/26/2046	1,627,495	0.0
452,715	(1)	Laurel Road Prime Student Loan Trust 2017-B A4, 3.020%, 08/25/2042	418,724	0.0
5,631,905	(1)	Laurel Road Prime Student Loan Trust 2020-A AFX, 1.400%, 11/25/2050	5,102,848	0.1
2,984,353	(1)	Navient Private Education Refi Loan Trust 2020-DA A, 1.690%, 05/15/2069	2,684,855	0.0
3,540,574	(1)	Navient Private Education Refi Loan Trust 2020-GA A, 1.170%, 09/16/2069	3,142,052	0.1
1,850,000	(1)	Navient Private Education Refi Loan Trust 2021-F B, 2.120%, 02/18/2070	1,196,950	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

2,700,000	(1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	2,290,132	0.0
1,450,000	(1)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	1,330,050	0.0
14,432,965	(1)	SMB Private Education Loan Trust 2020-PTA A2A, 1.600%, 09/15/2054	12,833,031	0.2
3,000,000	(1),(3)	SoFi Professional Loan Program 2017-C B, 3.560%, 07/25/2040	2,796,258	0.0
3,900,000	(1)	SoFi Professional Loan Program 2017-F BFX LLC, 3.620%, 01/25/2041	3,376,517	0.1
3,250,000	(1)	Sofi Professional Loan Program 2018-A B LLC, 3.610%, 02/25/2042	2,923,346	0.0
8,000,000	(1)	Sofi Professional Loan Program 2018-B BFX Trust, 3.830%, 08/25/2047	7,189,595	0.1
4,474,455	(1)	Sofi Professional Loan Program 2018-C A2FX Trust, 3.590%, 01/25/2048	4,323,099	0.1
5,800,000	(1)	Sofi Professional Loan Program 2018-C BFX Trust, 4.130%, 01/25/2048	5,415,399	0.1
2,099,546	(1)	Sofi Professional Loan Program 2018-D A2FX Trust, 3.600%, 02/25/2048	2,018,514	0.0
6,000,000	(1)	Sofi Professional Loan Program 2018-D BFX Trust, 4.140%, 02/25/2048	5,329,376	0.1
3,000,000	(1)	Sofi Professional Loan Program 2019-B BFX LLC, 3.730%, 08/17/2048	2,405,419	0.0
8,640,235	(1)	SoFi Professional Loan Program 2020-C AFX Trust, 1.950%, 02/15/2046	7,746,264	0.1
			81,168,486	1.1

	Total Asset-Backed Securities
	(Cost $868,328,639)		789,310,281	10.6

COMMERCIAL MORTGAGE-BACKED SECURITIES: 5.8%
4,656,000	(1)	BANK 2017-BNK4 D, 3.357%, 05/15/2050	3,324,221	0.0
29,331,228	(3),(4)	BANK 2017-BNK4 XA, 1.342%, 05/15/2050	1,268,496	0.0
167,655,000	(3),(4)	BANK 2017-BNK8 XB, 0.184%, 11/15/2050	1,353,588	0.0
3,600,000	(1)	BANK 2017-BNK9 D, 2.800%, 11/15/2054	2,426,834	0.0
182,702,606	(3),(4)	BANK 2018-BNK14 XA, 0.494%, 09/15/2060	3,714,280	0.1
19,110,000	(1),(3),(4)	BANK 2018-BNK14 XD, 1.612%, 09/15/2060	1,392,041	0.0
23,819,205	(3),(4)	BANK 2019-BNK16 XA, 0.941%, 02/15/2052	1,000,533	0.0
99,395,300	(3),(4)	Bank 2019-BNK19 XA, 0.949%, 08/15/2061	4,701,095	0.1
6,159,217	(3),(4)	BANK 2020-BNK30 XA, 1.317%, 12/15/2053	429,558	0.0
92,840,000	(1),(3),(4)	BBCCRE Trust 2015-GTP XA, 0.597%, 08/10/2033	1,323,105	0.0
8,200,000	(1)	BBCMS Trust 2021-AGW E, 7.468%, (US0001M + 3.150%), 06/15/2036	7,232,111	0.1
20,301,465	(3),(4)	BBCMS Trust 2021-C10 XA, 1.298%, 07/15/2054	1,468,430	0.0
10,914,270	(3),(4)	BBCMS Trust 2022-C17 XA, 1.152%, 09/15/2055	876,653	0.0
52,677,628	(3),(4)	Benchmark 2019-B12 XA Mortgage Trust, 1.033%, 08/15/2052	2,195,514	0.0
36,111,737	(3),(4)	Benchmark 2019-B9 XA Mortgage Trust, 1.031%, 03/15/2052	1,704,104	0.0
92,428,252	(3),(4)	Benchmark 2020-B17 XA Mortgage Trust, 1.416%, 03/15/2053	5,504,685	0.1
109,968,105	(3),(4)	Benchmark 2020-B19 XA Mortgage Trust, 1.771%, 09/15/2053	8,446,463	0.1
59,977,946	(3),(4)	Benchmark 2020-B20 XA Mortgage Trust, 1.618%, 10/15/2053	4,636,589	0.1
47,478,542	(3),(4)	Benchmark 2020-B21 xa Mortgage Trust, 1.453%, 12/17/2053	3,620,191	0.1
4,946,042	(3),(4)	Benchmark 2021-B28 XA Mortgage Trust, 1.283%, 08/15/2054	349,626	0.0
11,041,000	(1),(8)	BMD2 Re-Remic Trust 2019-FRR1 3AB, 0.000%, 05/25/2052	6,758,527	0.1
8,000,000	(1),(3)	BMD2 Re-Remic Trust 2019-FRR1 5B13, 2.205%, 05/25/2052	5,244,730	0.1
5,414,000	(1),(3)	BMD2 Re-Remic Trust 2019-FRR1 6B10, 2.516%, 05/25/2052	3,643,633	0.1
4,000,000	(1)	BX Commercial Mortgage Trust 2021-IRON E, 6.668%, (US0001M + 2.350%), 02/15/2038	3,740,077	0.1
10,000,000	(1)	Cascade Funding Mortgage Trust 2021-FRR1 AK99, 7.760%, 09/29/2029	5,933,536	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

73,322,185	(3),(4)	CCUBS Commercial Mortgage Trust 2017-C1 XA, 1.014%, 11/15/2050	2,749,586	0.0
20,931,681	(3),(4)	CD 2016-CD1 Mortgage Trust XA, 1.367%, 08/10/2049	730,957	0.0
45,113,000	(1),(3),(4)	CD 2016-CD1 Mortgage Trust XB, 0.694%, 08/10/2049	939,102	0.0
27,106,032	(3),(4)	CD 2017-CD4 Mortgage Trust XA, 1.226%, 05/10/2050	1,083,526	0.0
36,065,293	(3),(4)	Citigroup Commercial Mortgage Trust 2016-P4 XA, 1.895%, 07/10/2049	1,739,777	0.0
69,803,967	(3),(4)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.040%, 10/12/2050	2,560,315	0.0
38,845,750	(3),(4)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 0.875%, 09/15/2050	1,217,028	0.0
71,119,795	(3),(4)	Citigroup Commercial Mortgage Trust 2018-C5 XA, 0.673%, 06/10/2051	2,139,632	0.0
7,467,414	(3),(4)	COMM 2012-CR4 XA, 1.258%, 10/15/2045	15,356	0.0
27,260,000	(1),(3),(4)	COMM 2012-CR4 XB, 0.423%, 10/15/2045	85,307	0.0
4,640,000	(1),(3)	COMM 2013-CR10 E Mortgage Trust, 4.869%, 08/10/2046	4,288,166	0.1
9,645,000	(1),(3)	COMM 2013-CR10 F Mortgage Trust, 4.869%, 08/10/2046	8,422,897	0.1
93,645,903	(1),(3),(4)	COMM 2015-PC1 XA, 0.406%, 07/10/2050	678,863	0.0
56,556,800	(3),(4)	COMM 2016-CR28 XA, 0.631%, 02/10/2049	925,620	0.0
33,193,371	(3),(4)	COMM 2017-COR2 XA, 1.156%, 09/10/2050	1,318,768	0.0
8,261,000	(1),(3)	COMM 2020-CBM F Mortgage Trust, 3.633%, 02/10/2037	6,998,026	0.1
4,340,000	(1),(3)	CSAIL 2017-CX10 D Commercial Mortgage Trust, 4.176%, 11/15/2050	3,186,874	0.0
8,000,000	(1)	CSWF 2021-SOP2 E, 7.685%, (US0001M + 3.367%), 06/15/2034	7,147,286	0.1
616,693	(1),(7)	DBUBS 2011-LC2A F Mortgage Trust, 4.000%, (US0001M + 3.650%), 07/10/2044	613,895	0.0
15,591,250		Freddie Mac Multifamily 2021-ML08-X-US Certificates Sustainability Bonds, 1.846%, 07/25/2037	2,152,133	0.0
10,340,787	(1),(3),(4)	Freddie Mac Multifamily ML Certificates 2021-ML11 XUS, 0.769%, 03/25/2038	575,220	0.0
23,385,243	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K107 X1, 1.691%, 03/25/2030	2,220,020	0.0
68,571,427	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K109 X1, 1.583%, 04/25/2030	5,902,628	0.1
101,084,985	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K119 X1, 0.931%, 09/25/2030	5,454,359	0.1
40,992,676	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K123 X1, 0.774%, 12/25/2030	1,857,413	0.0
13,316,372	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K-1516 X1, 1.511%, 05/25/2035	1,563,791	0.0
75,957,016	(3),(4)	Freddie Mac Multifamily Structured Pass Through CertificatesK151 X1, 0.379%, 04/25/2030	1,579,389	0.0
5,000,000	(1),(3)	FRR Re-REMIC Trust 2018-C1 B725, 2.844%, 02/27/2050	4,627,103	0.1
5,000,000	(1),(3),(9)	FRR Re-REMIC Trust 2018-C1 C725, 0.430%, 02/27/2050	4,450,586	0.1
8,971,340	(1),(3),(9)	FRR Re-REMIC Trust 2018-C1 CK43, 0.900%, 02/27/2048	7,161,529	0.1
11,599,000	(1),(3)	GAM RE-REMIC TR 2021-FFR2 BK78, 2.430%, 09/27/2051	8,022,258	0.1
8,825,000	(1),(8)	GAM RE-REMIC TR 2021-FFR2 C730, 0.000%, 09/27/2051	7,222,144	0.1
10,728,000	(1),(8)	GAM RE-REMIC TR 2021-FFR2 CK44, 0.000%, 09/27/2051	8,701,082	0.1
8,727,000	(1),(3)	GAM RE-REMIC TR 2021-FFR2 CK49, 1.040%, 09/27/2051	6,975,699	0.1
7,409,000	(1),(8)	GAM RE-REMIC TR 2021-FFR2 CK78, 0.000%, 09/27/2051	4,044,736	0.1
8,821,000	(1),(8)	GAM RE-REMIC TR 2021-FFR2 D730, 0.000%, 09/27/2051	7,049,933	0.1
8,724,000	(1),(8)	GAM RE-REMIC TR 2021-FFR2 DK49, 0.000%, 09/27/2051	6,624,265	0.1
12,584,000	(1)	GAM Re-REMIC Trust 2021-FRR1 1B, 1.500%, 11/29/2050	8,270,540	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

15,763,000	(1)	GAM Re-REMIC Trust 2021-FRR1 2B, 1.660%, 11/29/2050	9,933,454	0.1
18,282,000	(1),(3),(4)	GAM Resecuritization Trust 2022-FRR3 BK47, 2.030%, 11/27/2050	12,932,200	0.2
12,445,000	(1),(9)	GAM Resecuritization Trust 2022-FRR3 BK61, 1.290%, 01/29/2052	8,563,473	0.1
13,548,000	(1),(9)	GAM Resecuritization Trust 2022-FRR3 BK89, 2.000%, 01/27/2052	7,575,928	0.1
7,076,000	(1),(9)	GAM Resecuritization Trust 2022-FRR3 C728, 0.600%, 08/27/2050	5,987,312	0.1
7,212,000	(1),(9)	GAM Resecuritization Trust 2022-FRR3 CK47, 0.920%, 05/27/2048	5,716,431	0.1
8,725,000	(1),(9)	GAM Resecuritization Trust 2022-FRR3 CK61, 1.570%, 11/27/2049	5,714,786	0.1
6,092,000	(1),(3),(4)	GAM Resecuritization Trust 2022-FRR3 CK71, 1.410%, 01/29/2052	3,932,076	0.1
7,095,000	(1),(9)	GAM Resecuritization Trust 2022-FRR3 CK89, 2.260%, 01/27/2052	3,685,179	0.1
7,080,000	(1),(9)	GAM Resecuritization Trust 2022-FRR3 D728, 0.030%, 01/29/2052	5,795,892	0.1
9,559,000	(1),(9)	GAM Resecuritization Trust 2022-FRR3 DK27, 0.030%, 12/27/2045	9,491,029	0.1
5,698,000	(1),(9)	GAM Resecuritization Trust 2022-FRR3 DK41, 0.770%, 10/27/2047	4,711,129	0.1
7,208,000	(1),(9)	GAM Resecuritization Trust 2022-FRR3 DK47, 1.000%, 05/27/2048	5,588,594	0.1
2,380,000	(1),(9)	GAM Resecuritization Trust 2022-FRR3 EK27, 0.040%, 12/27/2045	2,360,767	0.0
3,796,000	(1),(9)	GAM Resecuritization Trust 2022-FRR3 EK41, 0.700%, 01/29/2052	3,097,666	0.0
4,400,000	(1)	GS Mortgage Securities Corp. II 2018-RIVR F, 6.418%, (US0001M + 2.100%), 07/15/2035	3,234,657	0.0
42,950,070	(3),(4)	GS Mortgage Securities Trust 2013-GC16 XA, 0.994%, 11/10/2046	190,093	0.0
53,819,807	(3),(4)	GS Mortgage Securities Trust 2014-GC22 XA, 0.937%, 06/10/2047	441,309	0.0
57,734,936	(3),(4)	GS Mortgage Securities Trust 2016-GS4 XA, 0.567%, 11/10/2049	978,396	0.0
67,630,178	(3),(4)	GS Mortgage Securities Trust 2017-GS6 XA, 1.013%, 05/10/2050	2,383,693	0.0
77,647,630	(3),(4)	GS Mortgage Securities Trust 2019-GC38 XA, 0.952%, 02/10/2052	3,327,787	0.0
7,345,454	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16 E, 3.744%, 12/15/2046	6,667,240	0.1
77,117,504	(3),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA, 0.587%, 12/15/2049	1,330,728	0.0
6,363,797	(1),(3)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.180%, 11/15/2045	6,054,100	0.1
6,470,000	(1),(3)	JPMBB Commercial Mortgage Securities Trust 2013-C17 F, 3.867%, 01/15/2047	5,262,153	0.1
8,175,200	(3),(4)	JPMBB Commercial Mortgage Securities Trust 2014-C19 XA, 0.620%, 04/15/2047	46,235	0.0
1,151,330	(3),(4)	JPMBB Commercial Mortgage Securities Trust 2015-C28 XA, 0.946%, 10/15/2048	17,327	0.0
589,782	(1)	Life 2021-BMR F Mortgage Trust, 6.668%, (US0001M + 2.350%), 03/15/2038	558,120	0.0
36,854,831	(1),(3),(4)	LSTAR Commercial Mortgage Trust 2017-5 X, 0.792%, 03/10/2050	759,383	0.0
3,000,000	(1)	MBRT 2019-MBR H1, 8.668%, (US0001M + 4.000%), 11/15/2036	2,862,493	0.0
2,100,000	(1)	Med Trust 2021-MDLN F, 8.318%, (US0001M + 4.000%), 11/15/2038	1,941,322	0.0
2,410,000	(1),(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 E, 4.523%, 11/15/2045	1,986,749	0.0
4,340,000	(1),(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 D, 4.895%, 11/15/2046	3,994,938	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

65,381,940	(3),(4)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XA, 0.954%, 12/15/2047	833,335	0.0
31,630,284	(3),(4)	Morgan Stanley Capital I Trust 2021-L6 XA, 1.229%, 06/15/2054	1,986,475	0.0
37,636,689	(3),(4)	Morgan Stanley Capital I, Inc. 2017-HR2 XA, 0.868%, 12/15/2050	1,251,463	0.0
16,840,000	(1)	RFM Reremic Trust 2022-FRR1 AB55, 1.120%, 03/28/2049	12,544,003	0.2
14,290,000	(1),(3)	RFM Reremic Trust 2022-FRR1 AB60, 2.470%, 11/08/2049	11,177,514	0.2
21,500,000	(1),(3)	RFM Reremic Trust 2022-FRR1 AB64, 2.314%, 03/01/2050	16,378,416	0.2
5,260,000	(1),(8)	RFM Reremic Trust 2022-FRR1 CK55, 0.000%, 03/28/2049	3,718,730	0.1
6,590,000	(1),(8)	RFM Reremic Trust 2022-FRR1 CK60, 0.000%, 11/08/2049	4,314,927	0.1
6,190,000	(1),(8)	RFM Reremic Trust 2022-FRR1 CK64, 0.000%, 03/01/2050	3,962,827	0.1
1,332,693	(1),(3)	WFRBS Commercial Mortgage Trust 2011-C5 E, 5.521%, 11/15/2044	1,269,002	0.0
12,946,000	(1),(3)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.248%, 03/15/2045	10,462,873	0.1
3,920,000	(1)	WFRBS Commercial Mortgage Trust 2013-C17 E, 3.500%, 12/15/2046	3,500,128	0.1
2,000,000	(1)	WFRBS Commercial Mortgage Trust 2014-C21 D, 3.497%, 08/15/2047	1,709,365	0.0
72,464,233	(3),(4)	WFRBS Commercial Mortgage Trust 2014-C25 XA, 0.791%, 11/15/2047	826,918	0.0

	Total Commercial Mortgage-Backed Securities
	(Cost $493,627,611)		434,643,044	5.8

SOVEREIGN BONDS: 0.5%
1,000,000		Colombia Government International Bond, 3.125%, 04/15/2031	745,714	0.0
350,000		Colombia Government International Bond, 3.875%, 04/25/2027	310,958	0.0
3,000,000		Mexico Government International Bond, 3.750%, 04/19/2071	1,875,185	0.0
1,750,000	(2)	Mexico Government International Bond, 3.771%, 05/24/2061	1,111,739	0.0
1,375,000		Mexico Government International Bond, 4.280%, 08/14/2041	1,063,593	0.0
2,500,000	(1),(2)	Morocco Government International Bond, 2.375%, 12/15/2027	2,184,448	0.0
1,450,000	(1)	Morocco Government International Bond, 4.000%, 12/15/2050	998,225	0.0
3,400,000		Oman Government International Bond, 6.000%, 08/01/2029	3,420,978	0.1
1,625,000	(1)	Oman Government International Bond, 7.375%, 10/28/2032	1,768,124	0.0
3,000,000	(2)	Panama Government International Bond, 3.298%, 01/19/2033	2,436,274	0.1
3,375,000		Peruvian Government International Bond, 1.862%, 12/01/2032	2,470,009	0.1
2,525,000		Peruvian Government International Bond, 2.780%, 12/01/2060	1,481,199	0.0
8,700,000		Republic of South Africa Government International Bond, 4.850%, 09/30/2029	7,787,144	0.1
EUR 2,050,000	(1)	Romanian Government International Bond, 2.625%, 12/02/2040	1,232,917	0.0
2,600,000	(10)	Russian Foreign Bond - Eurobond, 4.250%, 06/23/2027	910,000	0.0
2,450,000	(1),(2)	Saudi Government International Bond, 3.450%, 02/02/2061	1,761,447	0.0
500,000	(10)	Ukraine Government International Bond, 7.375%, 09/25/2034	96,301	0.0
1,500,000	(10)	Ukraine Government International Bond, 7.750%, 09/01/2025	346,688	0.0
10,400,000	(10)	Ukraine Government International Bond, 7.750%, 09/01/2027	2,258,932	0.1
1,890,000	(10)	Ukraine Government International Bond, 7.750%, 09/01/2028	412,965	0.0
850,000	(10)	Ukraine Government International Bond, 7.750%, 09/01/2029	185,844	0.0
389,000	(10)	Ukraine Government International Bond, 9.750%, 11/01/2030	85,648	0.0

	Total Sovereign Bonds
	(Cost $57,992,788)		34,944,332	0.5

			Value	Percentage of Net Assets
PURCHASED OPTIONS (11): 0.0%
	Total Purchased Options
	(Cost $2,228,275)		458,223	0.0

	Total Long-Term Investments
	(Cost $8,667,638,061)		7,841,181,052	105.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 9.6%
		Commercial Paper: 1.5%
20,000,000		Agilent Technologies, Inc., 5.550%, 01/05/2023	19,984,797	0.3
6,630,000		American Electric Power Co., Inc., 5.770%, 01/04/2023	6,625,807	0.1
32,000,000		American Electric Power Co., Inc., 4.990%, 01/17/2023	31,925,808	0.4
4,650,000		American Electric Power Co., Inc., 5.550%, 01/19/2023	4,637,990	0.1
25,000,000		American Electric Power Co., Inc., 4.960%, 02/01/2023	24,891,742	0.3
8,500,000		AT&T, Inc., 5.550%, 01/13/2023	8,484,791	0.1
6,000,000		Consolidated Edison Inc., 5.550%, 01/24/2023	5,980,537	0.1
1,600,000		HP, Inc., 5.550%, 01/05/2023	1,598,784	0.0
1,500,000		Mondelez International, Inc., 5.550%, 01/03/2023	1,499,243	0.0
6,000,000		Raytheon Technologies Corp., 5.550%, 01/12/2023	5,989,888	0.1
1,800,000		Waste Management, Inc., 5.550%, 02/13/2023	1,789,324	0.0

	Total Commercial Paper
	(Cost $113,432,642)		113,408,711	1.5

		Repurchase Agreements: 3.8%
11,997,617	(12)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 12/30/22, 4.32%, due 01/03/23 (Repurchase Amount $12,003,297, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-6.000%, Market Value plus accrued interest $12,237,569, due 07/01/32-01/01/53)	11,997,617	0.2
13,679,941	(12)	Bethesda Securities LLC, Repurchase Agreement dated 12/30/22, 4.38%, due 01/03/23 (Repurchase Amount $13,686,507, collateralized by various U.S. Government Agency Obligations, 2.000%-5.500%, Market Value plus accrued interest $14,090,339, due 04/01/23-12/01/52)	13,679,941	0.2
67,500,000	(12)	Cantor Fitzgerald Securities, Repurchase Agreement dated 12/30/22, 4.30%, due 01/03/23 (Repurchase Amount $67,531,808, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $68,850,000, due 01/15/23-11/20/72)	67,500,000	0.9
47,579,890	(12)	Citadel Securities LLC, Repurchase Agreement dated 12/30/22, 4.41%, due 01/03/23 (Repurchase Amount $47,602,885, collateralized by various U.S. Government Securities, 0.125%-6.250%, Market Value plus accrued interest $48,555,268, due 04/15/23-11/15/52)	47,579,890	0.6
9,668,594	(12)	Industrial & Comm. Bank of China, Repurchase Agreement dated 12/30/22, 4.26%, due 01/03/23 (Repurchase Amount $9,673,108, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $9,861,968, due 12/31/22-11/15/52)	9,668,594	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

4,364,550	(12)	Jefferies LLC, Repurchase Agreement dated 12/30/22, 4.32%, due 01/03/23 (Repurchase Amount $4,366,616, collateralized by various U.S. Government Agency Obligations, 0.000%-5.250%, Market Value plus accrued interest $4,451,863, due 01/04/23-12/10/27)	4,364,550	0.1
27,158,678	(12)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 12/30/22, 4.30%, due 01/03/23 (Repurchase Amount $27,171,476, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.550%-8.250%, Market Value plus accrued interest $27,715,095, due 03/01/23-11/20/72)	27,158,678	0.4
39,600,729	(12)	National Bank Financial, Repurchase Agreement dated 12/30/22, 4.34%, due 01/03/23 (Repurchase Amount $39,619,564, collateralized by various U.S. Government Securities, 0.000%-4.435%, Market Value plus accrued interest $40,392,746, due 01/03/23-09/09/49)	39,600,729	0.5
59,721,140	(12)	State of Wisconsin Investment Board, Repurchase Agreement dated 12/30/22, 4.34%, due 01/03/23 (Repurchase Amount $59,749,544, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $60,915,851, due 01/15/24-02/15/51)	59,721,140	0.8

	Total Repurchase Agreements
	(Cost $281,271,139)		281,271,139	3.8

Shares			Value	Percentage of Net Assets
		Mutual Funds: 4.3%
321,731,000	(13)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 4.150%
		(Cost $321,731,000)	321,731,000	4.3

	Total Short-Term Investments
	(Cost $716,434,781)		716,410,850	9.6

	Total Investments in Securities (Cost $9,384,072,842)		$8,557,591,902	114.7
	Liabilities in Excess of Other Assets		(1,093,790,333)	(14.7)
	Net Assets		$7,463,801,569	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of December 31, 2022.
(4)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(5)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(6)	Represents or includes a TBA transaction.
(7)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(8)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(9)	Represents a zero coupon bond. Rate shown reflects the effective yield as of December 31, 2022.
(10)	Defaulted security.
(11)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(12)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(13)	Rate shown is the 7-day yield as of December 31, 2022.

Currency Abbreviations:
EUR	EU Euro

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
SOFR30A	30-day Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR
US0012M	12-month LIBOR

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2022
Asset Table
Investments, at fair value
Purchased Options	$–	$458,223	$–	$458,223
Corporate Bonds/Notes	–	2,199,980,203	–	2,199,980,203
Collateralized Mortgage Obligations	–	1,210,608,885	–	1,210,608,885
Asset-Backed Securities	–	789,310,281	–	789,310,281
U.S. Government Agency Obligations	–	2,060,905,132	–	2,060,905,132
Commercial Mortgage-Backed Securities	–	434,029,149	613,895	434,643,044
Sovereign Bonds	–	34,944,332	–	34,944,332
U.S. Treasury Obligations	–	1,110,330,952	–	1,110,330,952
Short-Term Investments	321,731,000	394,679,850	–	716,410,850
Total Investments, at fair value	$321,731,000	$8,235,247,007	$613,895	$8,557,591,902
Other Financial Instruments+
Centrally Cleared Swaps	–	3,779,289	–	3,779,289
Futures	3,347,858	–	–	3,347,858
Total Assets	$325,078,858	$8,239,026,296	$613,895	$8,564,719,049
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(12,393,591)	$–	$(12,393,591)
Forward Foreign Currency Contracts	–	(19,749)	–	(19,749)
Forward Premium Swaptions	–	(636,033)	–	(636,033)
Futures	(2,559,900)	–	–	(2,559,900)
Written Options	–	(39,659,633)	–	(39,659,633)
Total Liabilities	$(2,559,900)	$(52,709,006)	$–	$(55,268,906)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2022, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Fund:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,503,764	EUR	2,352,139	Standard Chartered Bank	02/03/23	$(19,749)
						$(19,749)

At December 31, 2022, the following futures contracts were outstanding for Voya Intermediate Bond Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	309	03/31/23	$63,369,141	$(17,827)
U.S. Treasury Ultra Long Bond	1,566	03/22/23	210,333,375	(2,542,073)
			$273,702,516	$(2,559,900)
Short Contracts:
U.S. Treasury 10-Year Note	(720)	03/22/23	(80,853,750)	380,417
U.S. Treasury 5-Year Note	(1,650)	03/31/23	(178,083,984)	623,669
U.S. Treasury Long Bond	(474)	03/22/23	(59,412,937)	663,738
U.S. Treasury Ultra 10-Year Note	(1,658)	03/22/23	(196,110,312)	1,680,034
			$(514,460,983)	$3,347,858

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

At December 31, 2022, the following centrally cleared credit default swaps were outstanding for Voya Intermediate Bond Fund:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 39, Version 1	Buy	(5.000)	12/20/27	USD	225,700,000	$(1,314,485)	$(4,025,701)
						$(1,314,485)	$(4,025,701)

(1)	If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At December 31, 2022, the following centrally cleared interest rate swaps were outstanding for Voya Intermediate Bond Fund:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	1-day Secured Overnight Financing Rate	Annual	3.067%	Annual	05/10/33	USD	27,830,352	$(1,003,576)	$(1,003,576)
Pay	1-day Secured Overnight Financing Rate	Annual	3.076	Annual	05/10/33	USD	19,878,824	(702,936)	(702,936)
Pay	1-day Secured Overnight Financing Rate	Annual	3.094	Annual	05/10/33	USD	23,854,000	(807,228)	(807,228)
Pay	1-day Secured Overnight Financing Rate	Annual	3.114	Annual	05/10/33	USD	17,891,000	(576,377)	(576,377)
Pay	1-day Secured Overnight Financing Rate	Annual	3.154	Annual	05/10/33	USD	23,854,000	(690,084)	(690,083)
Pay	1-day Secured Overnight Financing Rate	Annual	3.289	Annual	05/10/33	USD	43,733,251	(778,925)	(778,925)
Pay	1-day Secured Overnight Financing Rate	Annual	3.345	Annual	05/10/33	USD	25,644,000	(338,107)	(338,107)
Pay	1-day Secured Overnight Financing Rate	Annual	3.473	Annual	05/10/33	USD	39,757,713	(106,349)	(106,349)
Pay	1-day Secured Overnight Financing Rate	Annual	3.475	Annual	05/10/33	USD	39,757,314	(97,285)	(97,285)
Pay	1-day Secured Overnight Financing Rate	Annual	3.483	Annual	05/10/33	USD	59,635,973	(111,528)	(111,528)
Pay	1-day Secured Overnight Financing Rate	Annual	3.105	Annual	05/11/33	USD	39,757,000	(1,308,532)	(1,308,532)
Pay	1-day Secured Overnight Financing Rate	Annual	3.129	Annual	05/11/33	USD	19,878,534	(613,786)	(613,786)
Pay	1-day Secured Overnight Financing Rate	Annual	3.172	Annual	05/11/33	USD	19,878,534	(544,192)	(544,192)
Pay	1-day Secured Overnight Financing Rate	Annual	3.212	Annual	05/11/33	USD	23,854,000	(574,516)	(574,516)
Pay	1-day Secured Overnight Financing Rate	Annual	3.456	Annual	05/17/33	USD	30,216,000	(114,470)	(114,470)
Receive	1-day Secured Overnight Financing Rate	Annual	3.209	Annual	05/10/33	USD	47,709,000	1,164,039	1,164,039
Receive	1-day Secured Overnight Financing Rate	Annual	3.226	Annual	05/10/33	USD	49,299,000	1,132,734	1,132,734
Receive	1-day Secured Overnight Financing Rate	Annual	3.269	Annual	05/10/33	USD	29,818,000	580,107	580,107
Receive	1-day Secured Overnight Financing Rate	Annual	3.297	Annual	05/10/33	USD	19,282,000	329,751	329,751
Receive	1-day Secured Overnight Financing Rate	Annual	3.372	Annual	05/10/33	USD	31,806,000	348,450	348,450
Receive	1-day Secured Overnight Financing Rate	Annual	3.443	Annual	05/17/33	USD	24,252,000	116,606	116,606
Receive	1-day Secured Overnight Financing Rate	Annual	3.465	Annual	05/17/33	USD	35,782,000	107,602	107,602
Receive	1-day Secured Overnight Financing Rate	Annual	3.515	Annual	05/17/33	USD	26,439,000	–	–
								$(4,588,602)	$(4,588,601)

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

At December 31, 2022, the following OTC purchased foreign currency options were outstanding for Voya Intermediate Bond Fund:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Cost	Fair Value
Call JPY vs. Put USD	BNP Paribas	02/27/25	107.500	USD	19,009,400	$942,866	$388,789
Call USD vs. Put CNH	Bank of America N.A.	02/07/23	7.500	USD	91,333,000	424,699	20,444
Call USD vs. Put CNH	Morgan Stanley Capital Services LLC	02/09/23	7.470	USD	170,000,000	860,710	48,990
						$2,228,275	$458,223

At December 31, 2022, the following OTC written interest rate swaptions were outstanding for Voya Intermediate Bond Fund:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap(1)	Bank of America N.A.	Pay	3.880%	1-day Secured Overnight Financing Rate	05/09/23	USD	159,029,000	$4,673,465	$(6,880,765)
Call on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Pay	3.790%	1-day Secured Overnight Financing Rate	05/10/23	USD	159,030,000	4,588,015	(6,102,331)
Call on 10-Year Interest Rate Swap(1)	Deutsche Bank AG	Pay	3.820%	1-day Secured Overnight Financing Rate	05/09/23	USD	79,516,000	2,282,109	(3,172,037)
Call on 10-Year Interest Rate Swap(1)	Goldman Sachs International	Pay	2.940%	1-day Secured Overnight Financing Rate	12/15/23	USD	39,757,000	1,486,912	(889,934)
Call on 10-Year Interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Pay	2.995%	1-day Secured Overnight Financing Rate	06/07/23	USD	79,516,000	2,437,165	(970,080)
Call on 10-Year Interest Rate Swap(1)	Morgan Stanley Capital Services LLC	Pay	3.815%	1-day Secured Overnight Financing Rate	05/09/23	USD	159,029,000	4,540,278	(6,300,219)
Put on 10-Year Interest Rate Swap(2)	Bank of America N.A.	Receive	3.880%	1-day Secured Overnight Financing Rate	05/09/23	USD	159,029,000	4,673,465	(2,277,186)
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	3.790%	1-day Secured Overnight Financing Rate	05/10/23	USD	159,030,000	4,588,016	(2,662,664)
Put on 10-Year Interest Rate Swap(2)	Deutsche Bank AG	Receive	3.820%	1-day Secured Overnight Financing Rate	05/09/23	USD	79,516,000	2,282,109	(1,260,348)
Put on 10-Year Interest Rate Swap(2)	Goldman Sachs International	Receive	2.940%	1-day Secured Overnight Financing Rate	12/15/23	USD	39,757,000	1,486,912	(2,405,403)
Put on 10-Year Interest Rate Swap(2)	JPMorgan Chase Bank N.A.	Receive	2.995%	1-day Secured Overnight Financing Rate	06/07/23	USD	79,516,000	2,437,165	(4,196,731)
Put on 10-Year Interest Rate Swap(2)	Morgan Stanley Capital Services LLC	Receive	3.815%	1-day Secured Overnight Financing Rate	05/09/23	USD	159,029,000	4,540,278	(2,541,935)
								$40,015,889	$(39,659,633)

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

At December 31, 2022, the following OTC purchased forward premium swaptions were outstanding for Voya Intermediate Bond Fund:

Description	Counterparty	Exercise Rate(3)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/(payable) at expiration(4)	Unrealized Appreciation/(Depreciation)
Call on 30-Year Interest Rate Swap	Barclays Bank PLC	0.000%	Receive	1-day Secured Overnight Financing Rate	06/14/27	USD	39,935,000	$(6,988,625)	$(37,706)
Call on 30-Year Interest Rate Swap	Barclays Bank PLC	0.000%	Receive	1-day Secured Overnight Financing Rate	05/28/27	USD	66,490,400	(11,768,801)	(155,604)
Call on 30-Year Interest Rate Swap	Nomura International PLC	0.000%	Receive	1-day Secured Overnight Financing Rate	05/25/27	USD	21,413,000	(3,854,340)	(103,286)
Call on 35-Year Interest Rate Swap	Barclays Bank PLC	0.000%	Receive	1-day Secured Overnight Financing Rate	06/03/27	USD	39,935,000	(6,998,609)	(41,826)
Put on 30-Year Interest Rate Swap	Barclays Bank PLC	0.000%	Pay	1-day Secured Overnight Financing Rate	05/25/27	USD	61,700,000	(11,106,000)	(297,611)
								$(40,716,375)	$(636,033)

(1)	Fund pays the exercise rate semi-annually and receives the floating rate index quarterly.
(2)	Fund receives the exercise rate semi-annually and pays the floating rate index quarterly.
(3)	Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(4)	Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

Currency Abbreviations
EUR	-	EU Euro
USD	-	United States Dollar

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

At December 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $9,363,379,686.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$33,785,334
Gross Unrealized Depreciation	(885,021,658)
Net Unrealized Depreciation	$(851,236,324)